Shareholder Report	12 Months Ended
	Dec. 31, 2025 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000144085
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	A
Trading Symbol	AHLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$205	2.03%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -3.77% (with sales charges) and 2.07% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%.

  The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

  The twelve‑month period featured a split environment for trend-following strategies: the first half was hindered by a series of macroeconomic shocks, while clearer trends in the second half created a more favorable opportunity set.

  Returns were driven by strength in equities and currencies, which offset weakness in commodities and fixed income. While equities benefited from a renewed ‘risk‑on’ tone in the second half of the year, fixed income struggled as fluctuating rate‑cut expectations kept trends from establishing.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR
12/2015	$9,422	$10,000
01/2016	$9,874	$9,504
02/2016	$10,081	$9,491
03/2016	$9,846	$10,135
04/2016	$9,729	$10,174
05/2016	$9,458	$10,357
06/2016	$9,584	$10,384
07/2016	$9,612	$10,766
08/2016	$9,422	$10,782
09/2016	$9,151	$10,784
10/2016	$9,061	$10,587
11/2016	$9,223	$10,979
12/2016	$9,359	$11,196
01/2017	$9,196	$11,408
02/2017	$9,431	$11,861
03/2017	$9,440	$11,875
04/2017	$9,359	$11,997
05/2017	$9,422	$12,166
06/2017	$9,277	$12,242
07/2017	$9,548	$12,494
08/2017	$9,711	$12,532
09/2017	$9,449	$12,790
10/2017	$9,874	$13,089
11/2017	$9,774	$13,490
12/2017	$9,796	$13,640
01/2018	$10,510	$14,421
02/2018	$9,720	$13,890
03/2018	$9,655	$13,537
04/2018	$9,551	$13,589
05/2018	$9,570	$13,916
06/2018	$9,664	$14,002
07/2018	$9,589	$14,523
08/2018	$9,805	$14,996
09/2018	$9,608	$15,081
10/2018	$9,636	$14,050
11/2018	$9,720	$14,337
12/2018	$10,012	$12,931
01/2019	$9,611	$14,087
02/2019	$9,563	$14,540
03/2019	$9,849	$14,822
04/2019	$10,136	$15,422
05/2019	$10,107	$14,442
06/2019	$10,117	$15,460
07/2019	$10,479	$15,682
08/2019	$10,871	$15,434
09/2019	$10,374	$15,723
10/2019	$9,935	$16,063
11/2019	$10,088	$16,646
12/2019	$10,008	$17,149
01/2020	$9,958	$17,142
02/2020	$10,206	$15,731
03/2020	$10,783	$13,788
04/2020	$10,654	$15,555
05/2020	$10,495	$16,296
06/2020	$10,286	$16,620
07/2020	$10,524	$17,558
08/2020	$10,624	$18,820
09/2020	$10,296	$18,105
10/2020	$10,137	$17,623
11/2020	$10,465	$19,552
12/2020	$11,050	$20,304
01/2021	$11,029	$20,099
02/2021	$11,563	$20,653
03/2021	$11,689	$21,558
04/2021	$11,919	$22,708
05/2021	$12,118	$22,867
06/2021	$12,034	$23,401
07/2021	$12,003	$23,956
08/2021	$11,908	$24,685
09/2021	$11,846	$23,537
10/2021	$12,086	$25,186
11/2021	$11,584	$25,011
12/2021	$11,590	$26,132
01/2022	$11,578	$24,780
02/2022	$11,826	$24,038
03/2022	$12,713	$24,931
04/2022	$13,128	$22,757
05/2022	$13,038	$22,798
06/2022	$13,162	$20,916
07/2022	$12,848	$22,845
08/2022	$13,286	$21,913
09/2022	$14,330	$19,895
10/2022	$14,139	$21,506
11/2022	$13,544	$22,708
12/2022	$13,505	$21,399
01/2023	$13,571	$22,744
02/2023	$13,479	$22,189
03/2023	$13,002	$23,004
04/2023	$13,108	$23,363
05/2023	$13,174	$23,464
06/2023	$13,386	$25,015
07/2023	$13,293	$25,818
08/2023	$12,763	$25,407
09/2023	$13,293	$24,196
10/2023	$13,267	$23,687
11/2023	$12,763	$25,850
12/2023	$12,937	$27,025
01/2024	$12,777	$27,479
02/2024	$13,402	$28,946
03/2024	$13,987	$29,878
04/2024	$14,346	$28,657
05/2024	$14,120	$30,078
06/2024	$13,908	$31,157
07/2024	$13,535	$31,537
08/2024	$13,043	$32,302
09/2024	$13,203	$32,992
10/2024	$12,924	$32,692
11/2024	$12,910	$34,612
12/2024	$13,158	$33,786
01/2025	$13,011	$34,727
02/2025	$12,572	$34,274
03/2025	$12,399	$32,343
04/2025	$11,680	$32,124
05/2025	$11,506	$34,146
06/2025	$11,853	$35,882
07/2025	$11,720	$36,687
08/2025	$11,986	$37,431
09/2025	$12,638	$38,797
10/2025	$12,945	$39,706
11/2025	$13,171	$39,803
12/2025	$13,430	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	2.07%	3.98%	3.61%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(3.77)%	2.76%	2.99%
S&P 500® Index TR	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 1,502,312,006
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 28,724,258
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,502,312,006
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Management Fees Paid	$28,724,258

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Currencies	33.9
Commodities	27.1
Stocks	25.5
Bonds and Rates	13.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Natural Gas	Short	3.7
Copper	Long	3.3
Gold	Long	2.7
Aluminium	Long	2.0
Crude Oil	Short	1.9
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
Mexican Peso/US Dollar	Long/Short	2.9
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Equities	Header	% of VaR
MSCI EAFE Index	Long	1.9
FTSE Taiwan Index	Long	1.7
FTSE Italia All Share Index	Long	1.7
Euro-STOXX	Long	1.6
Tokyo Stock Exchange Index	Long	1.6
Fixed Income	Header	% of VaR
Australian Bonds	Short	2.6
Japanese Bonds	Short	1.6
Euribor	Short	1.4
SONIA 3Mth Index	Long	1.3
Euro-BUXL	Short	1.2

Holdings Summary

Number of Long Holdings	41
Number of Currency Pairs	37
Number of Short Holdings	24

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	3.7
Copper	Long	3.3
Mexican Peso/US Dollar	Long/Short	2.9
Gold	Long	2.7
Australian Bonds	Short	2.6
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Australian Dollar/US Dollar	Long/Short	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the A Class increased from 0.00% to 1.85% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Material Fund Change Expenses [Text Block]

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the A Class increased from 0.00% to 1.85% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2024.
C000144086
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	C
Trading Symbol	AHLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$280	2.78%

Expenses Paid, Amount	$ 280
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 0.51% (with sales charges) and 1.51% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%.

  The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

  The twelve‑month period featured a split environment for trend-following strategies: the first half was hindered by a series of macroeconomic shocks, while clearer trends in the second half created a more favorable opportunity set.

  Returns were driven by strength in equities and currencies, which offset weakness in commodities and fixed income. While equities benefited from a renewed ‘risk‑on’ tone in the second half of the year, fixed income struggled as fluctuating rate‑cut expectations kept trends from establishing.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR
12/2015	$10,000	$10,000
01/2016	$10,474	$9,504
02/2016	$10,687	$9,491
03/2016	$10,435	$10,135
04/2016	$10,300	$10,174
05/2016	$10,000	$10,357
06/2016	$10,135	$10,384
07/2016	$10,164	$10,766
08/2016	$9,952	$10,782
09/2016	$9,662	$10,784
10/2016	$9,555	$10,587
11/2016	$9,720	$10,979
12/2016	$9,855	$11,196
01/2017	$9,681	$11,408
02/2017	$9,923	$11,861
03/2017	$9,932	$11,875
04/2017	$9,826	$11,997
05/2017	$9,894	$12,166
06/2017	$9,739	$12,242
07/2017	$10,019	$12,494
08/2017	$10,184	$12,532
09/2017	$9,903	$12,790
10/2017	$10,338	$13,089
11/2017	$10,232	$13,490
12/2017	$10,255	$13,640
01/2018	$10,991	$14,421
02/2018	$10,164	$13,890
03/2018	$10,084	$13,537
04/2018	$9,973	$13,589
05/2018	$9,983	$13,916
06/2018	$10,074	$14,002
07/2018	$9,993	$14,523
08/2018	$10,205	$14,996
09/2018	$9,993	$15,081
10/2018	$10,023	$14,050
11/2018	$10,094	$14,337
12/2018	$10,399	$12,931
01/2019	$9,973	$14,087
02/2019	$9,922	$14,540
03/2019	$10,216	$14,822
04/2019	$10,500	$15,422
05/2019	$10,460	$14,442
06/2019	$10,470	$15,460
07/2019	$10,835	$15,682
08/2019	$11,231	$15,434
09/2019	$10,713	$15,723
10/2019	$10,257	$16,063
11/2019	$10,409	$16,646
12/2019	$10,317	$17,149
01/2020	$10,254	$17,142
02/2020	$10,506	$15,731
03/2020	$11,095	$13,788
04/2020	$10,948	$15,555
05/2020	$10,790	$16,296
06/2020	$10,559	$16,620
07/2020	$10,801	$17,558
08/2020	$10,895	$18,820
09/2020	$10,548	$18,105
10/2020	$10,380	$17,623
11/2020	$10,717	$19,552
12/2020	$11,310	$20,304
01/2021	$11,266	$20,099
02/2021	$11,817	$20,653
03/2021	$11,938	$21,558
04/2021	$12,169	$22,708
05/2021	$12,356	$22,867
06/2021	$12,257	$23,401
07/2021	$12,224	$23,956
08/2021	$12,125	$24,685
09/2021	$12,048	$23,537
10/2021	$12,279	$25,186
11/2021	$11,762	$25,011
12/2021	$11,763	$26,132
01/2022	$11,740	$24,780
02/2022	$11,999	$24,038
03/2022	$12,881	$24,931
04/2022	$13,293	$22,757
05/2022	$13,199	$22,798
06/2022	$13,316	$20,916
07/2022	$12,987	$22,845
08/2022	$13,422	$21,913
09/2022	$14,481	$19,895
10/2022	$14,269	$21,506
11/2022	$13,669	$22,708
12/2022	$13,612	$21,399
01/2023	$13,681	$22,744
02/2023	$13,570	$22,189
03/2023	$13,084	$23,004
04/2023	$13,181	$23,363
05/2023	$13,237	$23,464
06/2023	$13,459	$25,015
07/2023	$13,348	$25,818
08/2023	$12,807	$25,407
09/2023	$13,348	$24,196
10/2023	$13,306	$23,687
11/2023	$12,793	$25,850
12/2023	$12,959	$27,025
01/2024	$12,793	$27,479
02/2024	$13,403	$28,946
03/2024	$13,972	$29,878
04/2024	$14,333	$28,657
05/2024	$14,097	$30,078
06/2024	$13,875	$31,157
07/2024	$13,501	$31,537
08/2024	$13,015	$32,302
09/2024	$13,168	$32,992
10/2024	$12,862	$32,692
11/2024	$12,848	$34,612
12/2024	$13,084	$33,786
01/2025	$12,932	$34,727
02/2025	$12,488	$34,274
03/2025	$12,321	$32,343
04/2025	$11,586	$32,124
05/2025	$11,405	$34,146
06/2025	$11,752	$35,882
07/2025	$11,614	$36,687
08/2025	$11,877	$37,431
09/2025	$12,502	$38,797
10/2025	$12,807	$39,706
11/2025	$13,029	$39,803
12/2025	$13,281	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	1.51%	3.27%	2.88%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	0.51%	3.27%	2.88%
S&P 500® Index TR	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 1,502,312,006
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 28,724,258
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,502,312,006
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Management Fees Paid	$28,724,258

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Currencies	33.9
Commodities	27.1
Stocks	25.5
Bonds and Rates	13.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Natural Gas	Short	3.7
Copper	Long	3.3
Gold	Long	2.7
Aluminium	Long	2.0
Crude Oil	Short	1.9
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
Mexican Peso/US Dollar	Long/Short	2.9
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Equities	Header	% of VaR
MSCI EAFE Index	Long	1.9
FTSE Taiwan Index	Long	1.7
FTSE Italia All Share Index	Long	1.7
Euro-STOXX	Long	1.6
Tokyo Stock Exchange Index	Long	1.6
Fixed Income	Header	% of VaR
Australian Bonds	Short	2.6
Japanese Bonds	Short	1.6
Euribor	Short	1.4
SONIA 3Mth Index	Long	1.3
Euro-BUXL	Short	1.2

Holdings Summary

Number of Long Holdings	41
Number of Currency Pairs	37
Number of Short Holdings	24

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	3.7
Copper	Long	3.3
Mexican Peso/US Dollar	Long/Short	2.9
Gold	Long	2.7
Australian Bonds	Short	2.6
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Australian Dollar/US Dollar	Long/Short	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the C Class increased from 0.00% to 2.62% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Material Fund Change Expenses [Text Block]

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the C Class increased from 0.00% to 2.62% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2024.
C000144089
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Investor
Trading Symbol	AHLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$212	2.10%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 2.15% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%.

  The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

  The twelve‑month period featured a split environment for trend-following strategies: the first half was hindered by a series of macroeconomic shocks, while clearer trends in the second half created a more favorable opportunity set.

  Returns were driven by strength in equities and currencies, which offset weakness in commodities and fixed income. While equities benefited from a renewed ‘risk‑on’ tone in the second half of the year, fixed income struggled as fluctuating rate‑cut expectations kept trends from establishing.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR
12/2015	$10,000	$10,000
01/2016	$10,480	$9,504
02/2016	$10,701	$9,491
03/2016	$10,451	$10,135
04/2016	$10,327	$10,174
05/2016	$10,038	$10,357
06/2016	$10,173	$10,384
07/2016	$10,211	$10,766
08/2016	$10,000	$10,782
09/2016	$9,712	$10,784
10/2016	$9,616	$10,587
11/2016	$9,789	$10,979
12/2016	$9,933	$11,196
01/2017	$9,760	$11,408
02/2017	$10,019	$11,861
03/2017	$10,029	$11,875
04/2017	$9,933	$11,997
05/2017	$10,010	$12,166
06/2017	$9,846	$12,242
07/2017	$10,144	$12,494
08/2017	$10,317	$12,532
09/2017	$10,038	$12,790
10/2017	$10,480	$13,089
11/2017	$10,384	$13,490
12/2017	$10,407	$13,640
01/2018	$11,167	$14,421
02/2018	$10,327	$13,890
03/2018	$10,257	$13,537
04/2018	$10,147	$13,589
05/2018	$10,167	$13,916
06/2018	$10,267	$14,002
07/2018	$10,187	$14,523
08/2018	$10,417	$14,996
09/2018	$10,207	$15,081
10/2018	$10,237	$14,050
11/2018	$10,327	$14,337
12/2018	$10,631	$12,931
01/2019	$10,215	$14,087
02/2019	$10,164	$14,540
03/2019	$10,468	$14,822
04/2019	$10,762	$15,422
05/2019	$10,742	$14,442
06/2019	$10,752	$15,460
07/2019	$11,138	$15,682
08/2019	$11,554	$15,434
09/2019	$11,026	$15,723
10/2019	$10,560	$16,063
11/2019	$10,722	$16,646
12/2019	$10,639	$17,149
01/2020	$10,576	$17,142
02/2020	$10,840	$15,731
03/2020	$11,464	$13,788
04/2020	$11,316	$15,555
05/2020	$11,157	$16,296
06/2020	$10,935	$16,620
07/2020	$11,189	$17,558
08/2020	$11,294	$18,820
09/2020	$10,935	$18,105
10/2020	$10,766	$17,623
11/2020	$11,125	$19,552
12/2020	$11,749	$20,304
01/2021	$11,715	$20,099
02/2021	$12,283	$20,653
03/2021	$12,416	$21,558
04/2021	$12,661	$22,708
05/2021	$12,872	$22,867
06/2021	$12,772	$23,401
07/2021	$12,739	$23,956
08/2021	$12,650	$24,685
09/2021	$12,572	$23,537
10/2021	$12,828	$25,186
11/2021	$12,294	$25,011
12/2021	$12,300	$26,132
01/2022	$12,276	$24,780
02/2022	$12,550	$24,038
03/2022	$13,480	$24,931
04/2022	$13,921	$22,757
05/2022	$13,837	$22,798
06/2022	$13,957	$20,916
07/2022	$13,635	$22,845
08/2022	$14,088	$21,913
09/2022	$15,208	$19,895
10/2022	$14,994	$21,506
11/2022	$14,374	$22,708
12/2022	$14,326	$21,399
01/2023	$14,396	$22,744
02/2023	$14,298	$22,189
03/2023	$13,793	$23,004
04/2023	$13,905	$23,363
05/2023	$13,975	$23,464
06/2023	$14,200	$25,015
07/2023	$14,102	$25,818
08/2023	$13,541	$25,407
09/2023	$14,116	$24,196
10/2023	$14,088	$23,687
11/2023	$13,541	$25,850
12/2023	$13,724	$27,025
01/2024	$13,555	$27,479
02/2024	$14,218	$28,946
03/2024	$14,840	$29,878
04/2024	$15,221	$28,657
05/2024	$14,981	$30,078
06/2024	$14,755	$31,157
07/2024	$14,360	$31,537
08/2024	$13,851	$32,302
09/2024	$14,021	$32,992
10/2024	$13,710	$32,692
11/2024	$13,710	$34,612
12/2024	$13,963	$33,786
01/2025	$13,807	$34,727
02/2025	$13,340	$34,274
03/2025	$13,156	$32,343
04/2025	$12,391	$32,124
05/2025	$12,207	$34,146
06/2025	$12,589	$35,882
07/2025	$12,448	$36,687
08/2025	$12,731	$37,431
09/2025	$13,411	$38,797
10/2025	$13,736	$39,706
11/2025	$13,991	$39,803
12/2025	$14,263	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	2.15%	3.95%	3.61%
S&P 500® Index TR	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 1,502,312,006
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 28,724,258
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,502,312,006
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Management Fees Paid	$28,724,258

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Currencies	33.9
Commodities	27.1
Stocks	25.5
Bonds and Rates	13.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Natural Gas	Short	3.7
Copper	Long	3.3
Gold	Long	2.7
Aluminium	Long	2.0
Crude Oil	Short	1.9
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
Mexican Peso/US Dollar	Long/Short	2.9
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Equities	Header	% of VaR
MSCI EAFE Index	Long	1.9
FTSE Taiwan Index	Long	1.7
FTSE Italia All Share Index	Long	1.7
Euro-STOXX	Long	1.6
Tokyo Stock Exchange Index	Long	1.6
Fixed Income	Header	% of VaR
Australian Bonds	Short	2.6
Japanese Bonds	Short	1.6
Euribor	Short	1.4
SONIA 3Mth Index	Long	1.3
Euro-BUXL	Short	1.2

Holdings Summary

Number of Long Holdings	41
Number of Currency Pairs	37
Number of Short Holdings	24

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	3.7
Copper	Long	3.3
Mexican Peso/US Dollar	Long/Short	2.9
Gold	Long	2.7
Australian Bonds	Short	2.6
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Australian Dollar/US Dollar	Long/Short	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Investor Class increased from 0.00% to 1.94% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Material Fund Change Expenses [Text Block]

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Investor Class increased from 0.00% to 1.94% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2024.
C000144088
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	R5
Trading Symbol	AHLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$171	1.69%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 2.54% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%.

  The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

  The twelve‑month period featured a split environment for trend-following strategies: the first half was hindered by a series of macroeconomic shocks, while clearer trends in the second half created a more favorable opportunity set.

  Returns were driven by strength in equities and currencies, which offset weakness in commodities and fixed income. While equities benefited from a renewed ‘risk‑on’ tone in the second half of the year, fixed income struggled as fluctuating rate‑cut expectations kept trends from establishing.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR
12/2015	$250,000	$250,000
01/2016	$262,189	$237,594
02/2016	$267,925	$237,274
03/2016	$261,711	$253,370
04/2016	$258,604	$254,352
05/2016	$251,434	$258,920
06/2016	$254,780	$259,591
07/2016	$255,736	$269,161
08/2016	$250,717	$269,540
09/2016	$243,786	$269,590
10/2016	$241,396	$264,673
11/2016	$245,698	$274,475
12/2016	$249,283	$279,900
01/2017	$244,981	$285,208
02/2017	$251,673	$296,534
03/2017	$251,912	$296,879
04/2017	$249,522	$299,928
05/2017	$251,673	$304,149
06/2017	$247,849	$306,047
07/2017	$255,019	$312,340
08/2017	$259,560	$313,297
09/2017	$252,629	$319,759
10/2017	$263,862	$327,221
11/2017	$261,472	$337,257
12/2017	$262,280	$341,007
01/2018	$281,423	$360,531
02/2018	$260,540	$347,242
03/2018	$258,800	$338,418
04/2018	$256,065	$339,716
05/2018	$256,562	$347,897
06/2018	$259,297	$350,039
07/2018	$257,308	$363,065
08/2018	$263,026	$374,896
09/2018	$258,054	$377,029
10/2018	$258,800	$351,259
11/2018	$261,037	$358,417
12/2018	$268,877	$323,268
01/2019	$258,497	$352,184
02/2019	$257,231	$363,492
03/2019	$265,080	$370,556
04/2019	$272,675	$385,559
05/2019	$272,169	$361,058
06/2019	$272,422	$386,504
07/2019	$282,296	$392,059
08/2019	$292,930	$385,848
09/2019	$279,764	$393,068
10/2019	$267,865	$401,581
11/2019	$272,169	$416,158
12/2019	$270,035	$428,719
01/2020	$268,712	$428,551
02/2020	$275,589	$393,273
03/2020	$291,193	$344,699
04/2020	$287,755	$388,887
05/2020	$283,788	$407,409
06/2020	$277,969	$415,511
07/2020	$284,581	$438,940
08/2020	$287,490	$470,491
09/2020	$278,498	$452,614
10/2020	$274,266	$440,577
11/2020	$283,259	$488,804
12/2020	$299,129	$507,598
01/2021	$298,292	$502,473
02/2021	$313,081	$516,329
03/2021	$316,709	$538,942
04/2021	$322,848	$567,705
05/2021	$328,428	$571,670
06/2021	$326,196	$585,015
07/2021	$325,359	$598,912
08/2021	$322,848	$617,123
09/2021	$321,173	$588,420
10/2021	$327,591	$629,646
11/2021	$314,197	$625,283
12/2021	$314,439	$653,306
01/2022	$314,140	$619,499
02/2022	$321,034	$600,951
03/2022	$345,014	$623,264
04/2022	$356,405	$568,914
05/2022	$354,306	$569,958
06/2022	$357,604	$522,911
07/2022	$349,211	$571,126
08/2022	$361,201	$547,834
09/2022	$389,677	$497,380
10/2022	$384,581	$537,648
11/2022	$368,694	$567,694
12/2022	$367,662	$534,987
01/2023	$369,426	$568,602
02/2023	$366,956	$554,729
03/2023	$354,254	$575,095
04/2023	$357,077	$584,071
05/2023	$359,194	$586,610
06/2023	$365,192	$625,371
07/2023	$362,722	$645,461
08/2023	$348,256	$635,184
09/2023	$363,075	$604,900
10/2023	$362,369	$592,181
11/2023	$348,608	$646,262
12/2023	$353,514	$675,622
01/2024	$349,233	$686,975
02/2024	$366,356	$723,657
03/2024	$382,409	$746,940
04/2024	$392,397	$716,432
05/2024	$386,333	$751,956
06/2024	$380,625	$778,937
07/2024	$370,637	$788,419
08/2024	$357,438	$807,543
09/2024	$362,075	$824,790
10/2024	$353,871	$817,311
11/2024	$353,871	$865,288
12/2024	$360,849	$844,661
01/2025	$356,903	$868,182
02/2025	$344,708	$856,854
03/2025	$340,403	$808,575
04/2025	$320,675	$803,092
05/2025	$316,012	$853,643
06/2025	$325,697	$897,053
07/2025	$322,110	$917,185
08/2025	$330,001	$935,778
09/2025	$347,577	$969,934
10/2025	$356,186	$992,644
11/2025	$362,642	$995,077
12/2025	$370,016	$995,686

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	2.54%	4.35%	4.00%
S&P 500® Index TR	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 1,502,312,006
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 28,724,258
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,502,312,006
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Management Fees Paid	$28,724,258

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Currencies	33.9
Commodities	27.1
Stocks	25.5
Bonds and Rates	13.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Natural Gas	Short	3.7
Copper	Long	3.3
Gold	Long	2.7
Aluminium	Long	2.0
Crude Oil	Short	1.9
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
Mexican Peso/US Dollar	Long/Short	2.9
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Equities	Header	% of VaR
MSCI EAFE Index	Long	1.9
FTSE Taiwan Index	Long	1.7
FTSE Italia All Share Index	Long	1.7
Euro-STOXX	Long	1.6
Tokyo Stock Exchange Index	Long	1.6
Fixed Income	Header	% of VaR
Australian Bonds	Short	2.6
Japanese Bonds	Short	1.6
Euribor	Short	1.4
SONIA 3Mth Index	Long	1.3
Euro-BUXL	Short	1.2

Holdings Summary

Number of Long Holdings	41
Number of Currency Pairs	37
Number of Short Holdings	24

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	3.7
Copper	Long	3.3
Mexican Peso/US Dollar	Long/Short	2.9
Gold	Long	2.7
Australian Bonds	Short	2.6
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Australian Dollar/US Dollar	Long/Short	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the R5 Class increased from 0.00% to 1.53% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Material Fund Change Expenses [Text Block]

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the R5 Class increased from 0.00% to 1.53% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2024.
C000144087
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Y
Trading Symbol	AHLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$183	1.81%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 2.42% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%.

  The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

  The twelve‑month period featured a split environment for trend-following strategies: the first half was hindered by a series of macroeconomic shocks, while clearer trends in the second half created a more favorable opportunity set.

  Returns were driven by strength in equities and currencies, which offset weakness in commodities and fixed income. While equities benefited from a renewed ‘risk‑on’ tone in the second half of the year, fixed income struggled as fluctuating rate‑cut expectations kept trends from establishing.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR
12/2015	$100,000	$100,000
01/2016	$104,885	$95,038
02/2016	$107,088	$94,909
03/2016	$104,693	$101,348
04/2016	$103,448	$101,741
05/2016	$100,479	$103,568
06/2016	$101,916	$103,836
07/2016	$102,299	$107,665
08/2016	$100,287	$107,816
09/2016	$97,414	$107,836
10/2016	$96,456	$105,869
11/2016	$98,180	$109,790
12/2016	$99,617	$111,960
01/2017	$97,893	$114,083
02/2017	$100,479	$118,613
03/2017	$100,670	$118,752
04/2017	$99,713	$119,971
05/2017	$100,479	$121,660
06/2017	$98,946	$122,419
07/2017	$101,916	$124,936
08/2017	$103,640	$125,319
09/2017	$100,862	$127,904
10/2017	$105,364	$130,888
11/2017	$104,406	$134,903
12/2017	$104,730	$136,403
01/2018	$112,303	$144,212
02/2018	$103,933	$138,897
03/2018	$103,235	$135,367
04/2018	$102,139	$135,887
05/2018	$102,438	$139,159
06/2018	$103,434	$140,015
07/2018	$102,737	$145,226
08/2018	$105,029	$149,958
09/2018	$102,936	$150,812
10/2018	$103,235	$140,504
11/2018	$104,132	$143,367
12/2018	$107,318	$129,307
01/2019	$103,058	$140,874
02/2019	$102,550	$145,397
03/2019	$105,695	$148,222
04/2019	$108,738	$154,224
05/2019	$108,434	$144,423
06/2019	$108,637	$154,602
07/2019	$112,491	$156,823
08/2019	$116,751	$154,339
09/2019	$111,477	$157,227
10/2019	$106,811	$160,633
11/2019	$108,434	$166,463
12/2019	$107,678	$171,488
01/2020	$107,043	$171,420
02/2020	$109,796	$157,309
03/2020	$116,043	$137,879
04/2020	$114,666	$155,555
05/2020	$112,972	$162,963
06/2020	$110,749	$166,204
07/2020	$113,396	$175,576
08/2020	$114,454	$188,196
09/2020	$110,960	$181,045
10/2020	$109,161	$176,231
11/2020	$112,866	$195,522
12/2020	$119,205	$203,039
01/2021	$118,870	$200,989
02/2021	$124,680	$206,532
03/2021	$126,132	$215,577
04/2021	$128,701	$227,082
05/2021	$130,824	$228,668
06/2021	$129,930	$234,006
07/2021	$129,595	$239,565
08/2021	$128,701	$246,849
09/2021	$127,919	$235,368
10/2021	$130,601	$251,858
11/2021	$125,126	$250,113
12/2021	$125,330	$261,322
01/2022	$125,090	$247,800
02/2022	$127,851	$240,380
03/2022	$137,455	$249,305
04/2022	$142,017	$227,566
05/2022	$141,177	$227,983
06/2022	$142,377	$209,165
07/2022	$139,136	$228,450
08/2022	$143,818	$219,134
09/2022	$155,223	$198,952
10/2022	$153,182	$215,059
11/2022	$146,819	$227,078
12/2022	$146,439	$213,995
01/2023	$147,146	$227,441
02/2023	$146,157	$221,891
03/2023	$141,068	$230,038
04/2023	$142,199	$233,629
05/2023	$142,906	$234,644
06/2023	$145,309	$250,148
07/2023	$144,319	$258,184
08/2023	$138,524	$254,074
09/2023	$144,461	$241,960
10/2023	$144,178	$236,872
11/2023	$138,665	$258,505
12/2023	$140,600	$270,249
01/2024	$138,887	$274,790
02/2024	$145,739	$289,463
03/2024	$152,020	$298,776
04/2024	$156,016	$286,573
05/2024	$153,590	$300,782
06/2024	$151,306	$311,575
07/2024	$147,309	$315,368
08/2024	$142,028	$323,017
09/2024	$143,883	$329,916
10/2024	$140,743	$326,924
11/2024	$140,743	$346,115
12/2024	$143,393	$337,864
01/2025	$141,816	$347,273
02/2025	$137,084	$342,742
03/2025	$135,220	$323,430
04/2025	$127,477	$321,237
05/2025	$125,469	$341,457
06/2025	$129,341	$358,821
07/2025	$128,050	$366,874
08/2025	$131,062	$374,311
09/2025	$138,088	$387,974
10/2025	$141,386	$397,058
11/2025	$143,967	$398,031
12/2025	$146,863	$398,274

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	2.42%	4.26%	3.92%
S&P 500® Index TR	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 1,502,312,006
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 28,724,258
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,502,312,006
# of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Management Fees Paid	$28,724,258

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Currencies	33.9
Commodities	27.1
Stocks	25.5
Bonds and Rates	13.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Commodities	Header	% of VaR
Natural Gas	Short	3.7
Copper	Long	3.3
Gold	Long	2.7
Aluminium	Long	2.0
Crude Oil	Short	1.9
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
Mexican Peso/US Dollar	Long/Short	2.9
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Equities	Header	% of VaR
MSCI EAFE Index	Long	1.9
FTSE Taiwan Index	Long	1.7
FTSE Italia All Share Index	Long	1.7
Euro-STOXX	Long	1.6
Tokyo Stock Exchange Index	Long	1.6
Fixed Income	Header	% of VaR
Australian Bonds	Short	2.6
Japanese Bonds	Short	1.6
Euribor	Short	1.4
SONIA 3Mth Index	Long	1.3
Euro-BUXL	Short	1.2

Holdings Summary

Number of Long Holdings	41
Number of Currency Pairs	37
Number of Short Holdings	24

Largest Holdings [Text Block]

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	3.7
Copper	Long	3.3
Mexican Peso/US Dollar	Long/Short	2.9
Gold	Long	2.7
Australian Bonds	Short	2.6
South African Rand/US Dollar	Long/Short	2.4
Swedish Krona/US Dollar	Long/Short	2.2
South Korean Won/US Dollar	Short/Long	2.0
Australian Dollar/US Dollar	Long/Short	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Y Class increased from 0.00% to 1.65% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Material Fund Change Expenses [Text Block]

Effective August  25, 2025, American Beacon Advisors has agreed to enter into a contractual expense limitation agreement with the American Beacon AHL Managed Futures Strategy Fund. The contractual expense limitation for the Y Class increased from 0.00% to 1.65% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses) with an expiration date of 4/30/2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2024.
C000213183
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	A
Trading Symbol	AHTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.45%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 1.83% (with sales charges) and 8.04% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.86% and the 60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 13.29%.

  The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

  The market backdrop was erratic over the twelve-month period, caused largely by shifts in U.S. trade policy in the second quarter, and subsequently rallied in the second half of the year.

  Equities led the Fund’s performance contribution for the full period, with inflation-sensitive assets and credit exposures also contributing, while fixed income was the lone detractor with a modest negative impact on overall results.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/2018	$9,425	$10,000	$10,000	$10,000
01/2019	$9,934	$10,894	$10,106	$10,484
02/2019	$10,038	$11,244	$10,118	$10,702
03/2019	$10,566	$11,463	$10,299	$10,887
04/2019	$10,688	$11,927	$10,305	$11,140
05/2019	$10,650	$11,169	$10,454	$10,828
06/2019	$11,311	$11,956	$10,600	$11,279
07/2019	$11,566	$12,128	$10,684	$11,399
08/2019	$11,897	$11,936	$10,926	$11,374
09/2019	$11,859	$12,159	$10,875	$11,516
10/2019	$11,802	$12,423	$10,857	$11,643
11/2019	$11,830	$12,873	$10,844	$11,860
12/2019	$11,968	$13,262	$10,822	$12,018
01/2020	$12,107	$13,257	$11,017	$12,090
02/2020	$11,554	$12,166	$11,152	$11,569
03/2020	$11,396	$10,663	$10,978	$10,619
04/2020	$11,445	$12,030	$11,156	$11,361
05/2020	$11,574	$12,603	$11,188	$11,697
06/2020	$11,741	$12,853	$11,243	$11,887
07/2020	$12,018	$13,578	$11,366	$12,184
08/2020	$12,166	$14,554	$11,284	$12,608
09/2020	$11,998	$14,001	$11,325	$12,410
10/2020	$11,830	$13,629	$11,326	$12,185
11/2020	$12,383	$15,121	$11,391	$13,095
12/2020	$12,580	$15,702	$11,426	$13,390
01/2021	$12,510	$15,544	$11,364	$13,301
02/2021	$12,401	$15,972	$11,187	$13,430
03/2021	$12,530	$16,672	$11,143	$13,747
04/2021	$12,629	$17,561	$11,173	$14,097
05/2021	$12,907	$17,684	$11,197	$14,199
06/2021	$13,343	$18,097	$11,252	$14,425
07/2021	$14,048	$18,527	$11,392	$14,646
08/2021	$14,236	$19,090	$11,369	$14,870
09/2021	$13,859	$18,202	$11,262	$14,487
10/2021	$14,127	$19,478	$11,232	$14,952
11/2021	$13,919	$19,343	$11,312	$14,865
12/2021	$14,286	$20,209	$11,267	$15,201
01/2022	$13,696	$19,164	$11,090	$14,658
02/2022	$13,589	$18,590	$10,942	$14,347
03/2022	$13,542	$19,280	$10,706	$14,494
04/2022	$12,975	$17,599	$10,418	$13,748
05/2022	$12,975	$17,631	$10,404	$13,723
06/2022	$12,208	$16,176	$10,246	$13,008
07/2022	$12,893	$17,667	$10,507	$13,766
08/2022	$12,302	$16,947	$10,233	$13,342
09/2022	$11,771	$15,386	$9,904	$12,516
10/2022	$11,948	$16,632	$9,870	$13,040
11/2022	$12,350	$17,561	$10,122	$13,626
12/2022	$11,900	$16,549	$10,003	$13,150
01/2023	$12,422	$17,589	$10,233	$13,792
02/2023	$12,112	$17,160	$10,070	$13,581
03/2023	$12,447	$17,790	$10,293	$13,910
04/2023	$12,534	$18,068	$10,346	$14,079
05/2023	$12,285	$18,146	$10,305	$14,044
06/2023	$12,708	$19,345	$10,299	$14,526
07/2023	$13,130	$19,967	$10,302	$14,789
08/2023	$12,770	$19,649	$10,289	$14,632
09/2023	$12,546	$18,712	$10,112	$14,213
10/2023	$12,360	$18,319	$10,040	$13,954
11/2023	$12,820	$19,992	$10,385	$14,852
12/2023	$13,478	$20,900	$10,717	$15,420
01/2024	$13,465	$21,251	$10,696	$15,577
02/2024	$13,748	$22,386	$10,623	$15,969
03/2024	$14,352	$23,106	$10,719	$16,357
04/2024	$14,044	$22,162	$10,546	$15,941
05/2024	$14,468	$23,261	$10,640	$16,393
06/2024	$14,571	$24,096	$10,732	$16,684
07/2024	$14,725	$24,389	$10,939	$16,944
08/2024	$14,352	$24,981	$11,059	$17,212
09/2024	$14,751	$25,514	$11,187	$17,454
10/2024	$14,301	$25,283	$11,036	$17,272
11/2024	$14,635	$26,767	$11,167	$17,864
12/2024	$14,371	$26,129	$11,081	$17,610
01/2025	$14,654	$26,856	$11,124	$18,006
02/2025	$14,856	$26,506	$11,258	$17,993
03/2025	$14,479	$25,013	$11,211	$17,424
04/2025	$13,453	$24,843	$11,322	$17,454
05/2025	$13,615	$26,407	$11,284	$18,057
06/2025	$14,006	$27,749	$11,392	$18,542
07/2025	$14,033	$28,372	$11,383	$18,767
08/2025	$14,263	$28,947	$11,445	$19,047
09/2025	$14,775	$30,004	$11,530	$19,479
10/2025	$15,410	$30,707	$11,621	$19,844
11/2025	$15,518	$30,782	$11,645	$19,896
12/2025	$15,526	$30,801	$11,620	$19,949

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/31/18)
Class A without Sales ChargeFootnote Reference1	8.04%	4.30%	7.39%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	1.83%	3.08%	6.49%
S&P 500® Index TR	17.88%	14.42%	17.43%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	2.17%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD	13.29%	8.30%	10.37%

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 143,513,564
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,028,872
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,513,564
# of Portfolio Holdings	18
Portfolio Turnover Rate	313%
Total Management Fees Paid	$2,028,872

Holdings [Text Block]

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	90.7	45.0
Credit	74.7	3.3
Inflation	106.6	29.6
Bonds and Rates	37.6	22.0

3-Year Risk Summary

Value	Value
Standard Deviation	9.66
Sharpe Ratio	0.45

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	12.1
US Treasuries	Long	8.2
US Inflation-Indexed Treasuries	Long	8.2
S&P 500 Index	Long	6.2
Inflation-Linked Gilts	Long	5.4
Gilts	Long	5.4
Tokyo Stock Exchange Index	Long	4.3
NASDAQ 100 Index	Long	4.0
Nikkei	Long	3.5
Euro-STOXX	Long	3.3

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000213182
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	C
Trading Symbol	AHACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.29%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 6.13% (with sales charges) and 7.13% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.86% and the 60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 13.29%.

  The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

  The market backdrop was erratic over the twelve-month period, caused largely by shifts in U.S. trade policy in the second quarter, and subsequently rallied in the second half of the year.

  Equities led the Fund’s performance contribution for the full period, with inflation-sensitive assets and credit exposures also contributing, while fixed income was the lone detractor with a modest negative impact on overall results.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/31/2018	$10,000	$10,000	$10,000	$10,000
1/31/2019	$10,540	$10,894	$10,106	$10,484
2/28/2019	$10,650	$11,244	$10,118	$10,702
3/31/2019	$11,210	$11,463	$10,299	$10,887
4/30/2019	$11,340	$11,927	$10,305	$11,140
5/31/2019	$11,290	$11,169	$10,454	$10,828
6/30/2019	$11,991	$11,956	$10,600	$11,279
7/31/2019	$12,252	$12,128	$10,684	$11,399
8/31/2019	$12,602	$11,936	$10,926	$11,374
9/30/2019	$12,552	$12,159	$10,875	$11,516
10/31/2019	$12,482	$12,423	$10,857	$11,643
11/30/2019	$12,502	$12,873	$10,844	$11,860
12/31/2019	$12,635	$13,262	$10,822	$12,018
1/31/2020	$12,782	$13,257	$11,017	$12,090
2/29/2020	$12,186	$12,166	$11,152	$11,569
3/31/2020	$12,008	$10,663	$10,978	$10,619
4/30/2020	$12,061	$12,030	$11,156	$11,361
5/31/2020	$12,186	$12,603	$11,188	$11,697
6/30/2020	$12,353	$12,853	$11,243	$11,887
7/31/2020	$12,635	$13,578	$11,366	$12,184
8/31/2020	$12,792	$14,554	$11,284	$12,608
9/30/2020	$12,604	$14,001	$11,325	$12,410
10/31/2020	$12,416	$13,629	$11,326	$12,185
11/30/2020	$12,991	$15,121	$11,391	$13,095
12/31/2020	$13,188	$15,702	$11,426	$13,390
1/31/2021	$13,104	$15,544	$11,364	$13,301
2/28/2021	$12,978	$15,972	$11,187	$13,430
3/31/2021	$13,104	$16,672	$11,143	$13,747
4/30/2021	$13,199	$17,561	$11,173	$14,097
5/31/2021	$13,493	$17,684	$11,197	$14,199
6/30/2021	$13,934	$18,097	$11,252	$14,425
7/31/2021	$14,659	$18,527	$11,392	$14,646
8/31/2021	$14,848	$19,090	$11,369	$14,870
9/30/2021	$14,449	$18,202	$11,262	$14,487
10/31/2021	$14,712	$19,478	$11,232	$14,952
11/30/2021	$14,491	$19,343	$11,312	$14,865
12/31/2021	$14,863	$20,209	$11,267	$15,201
1/31/2022	$14,241	$19,164	$11,090	$14,658
2/28/2022	$14,116	$18,590	$10,942	$14,347
3/31/2022	$14,054	$19,280	$10,706	$14,494
4/30/2022	$13,469	$17,599	$10,418	$13,748
5/31/2022	$13,456	$17,631	$10,404	$13,723
6/30/2022	$12,647	$16,176	$10,246	$13,008
7/31/2022	$13,344	$17,667	$10,507	$13,766
8/31/2022	$12,734	$16,947	$10,233	$13,342
9/30/2022	$12,174	$15,386	$9,904	$12,516
10/31/2022	$12,349	$16,632	$9,870	$13,040
11/30/2022	$12,759	$17,561	$10,122	$13,626
12/31/2022	$12,287	$16,549	$10,003	$13,150
1/31/2023	$12,818	$17,589	$10,233	$13,792
2/28/2023	$12,481	$17,160	$10,070	$13,581
3/31/2023	$12,818	$17,790	$10,293	$13,910
4/30/2023	$12,909	$18,068	$10,346	$14,079
5/31/2023	$12,637	$18,146	$10,305	$14,044
6/30/2023	$13,090	$19,345	$10,299	$14,526
7/31/2023	$13,504	$19,967	$10,302	$14,789
8/31/2023	$13,129	$19,649	$10,289	$14,632
9/30/2023	$12,896	$18,712	$10,112	$14,213
10/31/2023	$12,701	$18,319	$10,040	$13,954
11/30/2023	$13,168	$19,992	$10,385	$14,852
12/31/2023	$13,834	$20,900	$10,717	$15,420
1/31/2024	$13,808	$21,251	$10,696	$15,577
2/29/2024	$14,101	$22,386	$10,623	$15,969
3/31/2024	$14,713	$23,106	$10,719	$16,357
4/30/2024	$14,394	$22,162	$10,546	$15,941
5/31/2024	$14,806	$23,261	$10,640	$16,393
6/30/2024	$14,913	$24,096	$10,732	$16,684
7/31/2024	$15,059	$24,389	$10,939	$16,944
8/31/2024	$14,673	$24,981	$11,059	$17,212
9/30/2024	$15,073	$25,514	$11,187	$17,454
10/31/2024	$14,593	$25,283	$11,036	$17,272
11/30/2024	$14,940	$26,767	$11,167	$17,864
12/31/2024	$14,652	$26,129	$11,081	$17,610
1/31/2025	$14,929	$26,856	$11,124	$18,006
2/28/2025	$15,123	$26,506	$11,258	$17,993
3/31/2025	$14,735	$25,013	$11,211	$17,424
4/30/2025	$13,682	$24,843	$11,322	$17,454
5/31/2025	$13,849	$26,407	$11,284	$18,057
6/30/2025	$14,223	$27,749	$11,392	$18,542
7/31/2025	$14,250	$28,372	$11,383	$18,767
8/31/2025	$14,458	$28,947	$11,445	$19,047
9/30/2025	$14,970	$30,004	$11,530	$19,479
10/31/2025	$15,607	$30,707	$11,621	$19,844
11/30/2025	$15,691	$30,782	$11,645	$19,896
12/31/2025	$15,696	$30,801	$11,620	$19,949

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/31/18)
Class C without Deferred Sales ChargeFootnote Reference1	7.13%	3.54%	6.65%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	6.13%	3.54%	6.65%
S&P 500® Index TR	17.88%	14.42%	17.43%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	2.17%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD	13.29%	8.30%	10.37%

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 143,513,564
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,028,872
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,513,564
# of Portfolio Holdings	18
Portfolio Turnover Rate	313%
Total Management Fees Paid	$2,028,872

Holdings [Text Block]

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	90.7	45.0
Credit	74.7	3.3
Inflation	106.6	29.6
Bonds and Rates	37.6	22.0

3-Year Risk Summary

Value	Value
Standard Deviation	9.66
Sharpe Ratio	0.45

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	12.1
US Treasuries	Long	8.2
US Inflation-Indexed Treasuries	Long	8.2
S&P 500 Index	Long	6.2
Inflation-Linked Gilts	Long	5.4
Gilts	Long	5.4
Tokyo Stock Exchange Index	Long	4.3
NASDAQ 100 Index	Long	4.0
Nikkei	Long	3.5
Euro-STOXX	Long	3.3

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000207202
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Investor
Trading Symbol	AHTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$168	1.62%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 7.73% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.86% and the 60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 13.29%.

  The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

  The market backdrop was erratic over the twelve-month period, caused largely by shifts in U.S. trade policy in the second quarter, and subsequently rallied in the second half of the year.

  Equities led the Fund’s performance contribution for the full period, with inflation-sensitive assets and credit exposures also contributing, while fixed income was the lone detractor with a modest negative impact on overall results.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/2018	$10,000	$10,000	$10,000	$10,000
01/2019	$10,540	$10,894	$10,106	$10,484
02/2019	$10,640	$11,244	$10,118	$10,702
03/2019	$11,200	$11,463	$10,299	$10,887
04/2019	$11,320	$11,927	$10,305	$11,140
05/2019	$11,280	$11,169	$10,454	$10,828
06/2019	$11,990	$11,956	$10,600	$11,279
07/2019	$12,260	$12,128	$10,684	$11,399
08/2019	$12,620	$11,936	$10,926	$11,374
09/2019	$12,580	$12,159	$10,875	$11,516
10/2019	$12,520	$12,423	$10,857	$11,643
11/2019	$12,540	$12,873	$10,844	$11,860
12/2019	$12,685	$13,262	$10,822	$12,018
01/2020	$12,832	$13,257	$11,017	$12,090
02/2020	$12,257	$12,166	$11,152	$11,569
03/2020	$12,079	$10,663	$10,978	$10,619
04/2020	$12,142	$12,030	$11,156	$11,361
05/2020	$12,267	$12,603	$11,188	$11,697
06/2020	$12,445	$12,853	$11,243	$11,887
07/2020	$12,748	$13,578	$11,366	$12,184
08/2020	$12,905	$14,554	$11,284	$12,608
09/2020	$12,727	$14,001	$11,325	$12,410
10/2020	$12,550	$13,629	$11,326	$12,185
11/2020	$13,135	$15,121	$11,391	$13,095
12/2020	$13,342	$15,702	$11,426	$13,390
01/2021	$13,269	$15,544	$11,364	$13,301
02/2021	$13,143	$15,972	$11,187	$13,430
03/2021	$13,290	$16,672	$11,143	$13,747
04/2021	$13,384	$17,561	$11,173	$14,097
05/2021	$13,689	$17,684	$11,197	$14,199
06/2021	$14,151	$18,097	$11,252	$14,425
07/2021	$14,897	$18,527	$11,392	$14,646
08/2021	$15,086	$19,090	$11,369	$14,870
09/2021	$14,687	$18,202	$11,262	$14,487
10/2021	$14,971	$19,478	$11,232	$14,952
11/2021	$14,750	$19,343	$11,312	$14,865
12/2021	$15,134	$20,209	$11,267	$15,201
01/2022	$14,510	$19,164	$11,090	$14,658
02/2022	$14,398	$18,590	$10,942	$14,347
03/2022	$14,336	$19,280	$10,706	$14,494
04/2022	$13,749	$17,599	$10,418	$13,748
05/2022	$13,749	$17,631	$10,404	$13,723
06/2022	$12,926	$16,176	$10,246	$13,008
07/2022	$13,649	$17,667	$10,507	$13,766
08/2022	$13,026	$16,947	$10,233	$13,342
09/2022	$12,464	$15,386	$9,904	$12,516
10/2022	$12,651	$16,632	$9,870	$13,040
11/2022	$13,076	$17,561	$10,122	$13,626
12/2022	$12,593	$16,549	$10,003	$13,150
01/2023	$13,157	$17,589	$10,233	$13,792
02/2023	$12,816	$17,160	$10,070	$13,581
03/2023	$13,170	$17,790	$10,293	$13,910
04/2023	$13,275	$18,068	$10,346	$14,079
05/2023	$12,999	$18,146	$10,305	$14,044
06/2023	$13,471	$19,345	$10,299	$14,526
07/2023	$13,917	$19,967	$10,302	$14,789
08/2023	$13,537	$19,649	$10,289	$14,632
09/2023	$13,288	$18,712	$10,112	$14,213
10/2023	$13,104	$18,319	$10,040	$13,954
11/2023	$13,589	$19,992	$10,385	$14,852
12/2023	$14,291	$20,900	$10,717	$15,420
01/2024	$14,277	$21,251	$10,696	$15,577
02/2024	$14,589	$22,386	$10,623	$15,969
03/2024	$15,241	$23,106	$10,719	$16,357
04/2024	$14,902	$22,162	$10,546	$15,941
05/2024	$15,350	$23,261	$10,640	$16,393
06/2024	$15,459	$24,096	$10,732	$16,684
07/2024	$15,622	$24,389	$10,939	$16,944
08/2024	$15,228	$24,981	$11,059	$17,212
09/2024	$15,649	$25,514	$11,187	$17,454
10/2024	$15,160	$25,283	$11,036	$17,272
11/2024	$15,527	$26,767	$11,167	$17,864
12/2024	$15,249	$26,129	$11,081	$17,610
01/2025	$15,534	$26,856	$11,124	$18,006
02/2025	$15,747	$26,506	$11,258	$17,993
03/2025	$15,349	$25,013	$11,211	$17,424
04/2025	$14,252	$24,843	$11,322	$17,454
05/2025	$14,437	$26,407	$11,284	$18,057
06/2025	$14,850	$27,749	$11,392	$18,542
07/2025	$14,865	$28,372	$11,383	$18,767
08/2025	$15,107	$28,947	$11,445	$19,047
09/2025	$15,648	$30,004	$11,530	$19,479
10/2025	$16,317	$30,707	$11,621	$19,844
11/2025	$16,417	$30,782	$11,645	$19,896
12/2025	$16,428	$30,801	$11,620	$19,949

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/31/18)
Investor ClassFootnote Reference1	7.73%	4.25%	7.35%
S&P 500® Index TR	17.88%	14.42%	17.43%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	2.17%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD	13.29%	8.30%	10.37%

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 143,513,564
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,028,872
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,513,564
# of Portfolio Holdings	18
Portfolio Turnover Rate	313%
Total Management Fees Paid	$2,028,872

Holdings [Text Block]

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	90.7	45.0
Credit	74.7	3.3
Inflation	106.6	29.6
Bonds and Rates	37.6	22.0

3-Year Risk Summary

Value	Value
Standard Deviation	9.66
Sharpe Ratio	0.45

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	12.1
US Treasuries	Long	8.2
US Inflation-Indexed Treasuries	Long	8.2
S&P 500 Index	Long	6.2
Inflation-Linked Gilts	Long	5.4
Gilts	Long	5.4
Tokyo Stock Exchange Index	Long	4.3
NASDAQ 100 Index	Long	4.0
Nikkei	Long	3.5
Euro-STOXX	Long	3.3

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000207200
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	R5
Trading Symbol	AHTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 8.54% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.86% and the 60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 13.29%.

  The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

  The market backdrop was erratic over the twelve-month period, caused largely by shifts in U.S. trade policy in the second quarter, and subsequently rallied in the second half of the year.

  Equities led the Fund’s performance contribution for the full period, with inflation-sensitive assets and credit exposures also contributing, while fixed income was the lone detractor with a modest negative impact on overall results.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/2018	$250,000	$250,000	$250,000	$250,000
01/2019	$263,500	$272,362	$252,648	$262,091
02/2019	$266,250	$281,107	$252,952	$267,554
03/2019	$280,250	$286,570	$257,482	$272,171
04/2019	$283,500	$298,173	$257,635	$278,493
05/2019	$282,500	$279,225	$261,343	$270,711
06/2019	$300,250	$298,903	$265,007	$281,974
07/2019	$307,000	$303,199	$267,092	$284,970
08/2019	$315,750	$298,396	$273,150	$284,345
09/2019	$314,750	$303,979	$271,884	$287,902
10/2019	$313,500	$310,564	$271,414	$291,073
11/2019	$314,250	$321,837	$271,096	$296,510
12/2019	$317,913	$331,550	$270,540	$300,457
01/2020	$321,570	$331,420	$275,422	$302,257
02/2020	$307,202	$304,138	$278,793	$289,216
03/2020	$303,023	$266,573	$274,455	$265,468
04/2020	$304,590	$300,746	$278,897	$284,018
05/2020	$307,986	$315,070	$279,688	$292,418
06/2020	$312,427	$321,336	$281,084	$297,177
07/2020	$320,264	$339,455	$284,156	$304,602
08/2020	$324,182	$363,855	$282,096	$315,214
09/2020	$320,002	$350,029	$283,127	$310,257
10/2020	$315,562	$340,721	$283,147	$304,619
11/2020	$330,190	$378,018	$284,763	$327,385
12/2020	$335,698	$392,552	$285,638	$334,763
01/2021	$333,855	$388,588	$284,106	$332,526
02/2021	$330,959	$399,304	$279,687	$335,757
03/2021	$334,382	$416,792	$278,585	$343,683
04/2021	$337,278	$439,035	$279,313	$352,439
05/2021	$344,913	$442,102	$279,936	$354,970
06/2021	$356,498	$452,422	$281,301	$360,624
07/2021	$375,455	$463,170	$284,798	$366,154
08/2021	$380,458	$477,253	$284,227	$371,744
09/2021	$370,453	$455,056	$281,544	$362,172
10/2021	$377,562	$486,938	$280,808	$373,810
11/2021	$372,296	$483,564	$282,811	$371,630
12/2021	$381,967	$505,235	$281,664	$380,035
01/2022	$366,287	$479,091	$277,238	$366,448
02/2022	$363,465	$464,746	$273,551	$358,690
03/2022	$362,210	$482,002	$267,654	$362,343
04/2022	$347,471	$439,970	$260,460	$343,698
05/2022	$347,471	$440,778	$260,102	$343,088
06/2022	$326,773	$404,394	$256,155	$325,198
07/2022	$345,276	$441,681	$262,679	$344,148
08/2022	$329,596	$423,669	$255,822	$333,565
09/2022	$315,484	$384,649	$247,609	$312,913
10/2022	$320,501	$415,791	$246,762	$325,994
11/2022	$331,164	$439,027	$253,050	$340,657
12/2022	$318,978	$413,733	$250,064	$328,747
01/2023	$333,207	$439,729	$255,823	$344,810
02/2023	$324,934	$429,000	$251,743	$339,518
03/2023	$334,199	$444,751	$257,325	$347,766
04/2023	$336,516	$451,693	$258,650	$351,977
05/2023	$329,898	$453,656	$257,631	$351,115
06/2023	$341,810	$483,631	$257,478	$363,162
07/2023	$353,060	$499,168	$257,561	$369,718
08/2023	$343,795	$491,220	$257,237	$365,795
09/2023	$337,508	$467,800	$252,801	$355,316
10/2023	$332,876	$457,964	$251,007	$348,856
11/2023	$345,450	$499,788	$259,637	$371,292
12/2023	$363,376	$522,493	$267,934	$385,493
01/2024	$363,032	$531,273	$267,409	$389,423
02/2024	$370,954	$559,641	$265,574	$399,235
03/2024	$387,831	$577,647	$267,969	$408,929
04/2024	$379,220	$554,054	$263,655	$398,525
05/2024	$390,931	$581,526	$265,988	$409,824
06/2024	$394,031	$602,392	$268,296	$417,095
07/2024	$398,164	$609,725	$273,479	$423,595
08/2024	$388,520	$624,515	$276,474	$430,316
09/2024	$399,197	$637,853	$279,682	$436,352
10/2024	$387,142	$632,068	$275,897	$431,797
11/2024	$396,442	$669,171	$279,175	$446,607
12/2024	$389,270	$653,220	$277,032	$440,252
01/2025	$397,251	$671,410	$278,106	$450,167
02/2025	$402,693	$662,649	$281,454	$449,838
03/2025	$392,898	$625,313	$280,280	$435,614
04/2025	$364,963	$621,073	$283,039	$436,345
05/2025	$369,679	$660,166	$282,104	$451,422
06/2025	$380,200	$693,737	$284,805	$463,548
07/2025	$381,288	$709,307	$284,577	$469,174
08/2025	$387,456	$723,685	$286,137	$476,189
09/2025	$401,242	$750,100	$288,244	$486,975
10/2025	$419,018	$767,663	$290,520	$496,107
11/2025	$421,920	$769,544	$291,131	$497,405
12/2025	$422,512	$770,015	$290,507	$498,730

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/31/18)
Class R5Footnote Reference1	8.54%	4.71%	7.78%
S&P 500® Index TR	17.88%	14.42%	17.43%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	2.17%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD	13.29%	8.30%	10.37%

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 143,513,564
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,028,872
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,513,564
# of Portfolio Holdings	18
Portfolio Turnover Rate	313%
Total Management Fees Paid	$2,028,872

Holdings [Text Block]

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	90.7	45.0
Credit	74.7	3.3
Inflation	106.6	29.6
Bonds and Rates	37.6	22.0

3-Year Risk Summary

Value	Value
Standard Deviation	9.66
Sharpe Ratio	0.45

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	12.1
US Treasuries	Long	8.2
US Inflation-Indexed Treasuries	Long	8.2
S&P 500 Index	Long	6.2
Inflation-Linked Gilts	Long	5.4
Gilts	Long	5.4
Tokyo Stock Exchange Index	Long	4.3
NASDAQ 100 Index	Long	4.0
Nikkei	Long	3.5
Euro-STOXX	Long	3.3

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000207201
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Y
Trading Symbol	AHTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$133	1.28%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 8.18% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88%, the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.86% and the 60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 13.29%.

  The investment strategy of the Fund’s sub-advisor is designed to maintain a targeted risk profile through dynamic implementation and investing across a broad range of asset classes.

  The market backdrop was erratic over the twelve-month period, caused largely by shifts in U.S. trade policy in the second quarter, and subsequently rallied in the second half of the year.

  Equities led the Fund’s performance contribution for the full period, with inflation-sensitive assets and credit exposures also contributing, while fixed income was the lone detractor with a modest negative impact on overall results.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD
12/2018	$100,000	$100,000	$100,000	$100,000
01/2019	$105,400	$108,945	$101,059	$104,837
02/2019	$106,400	$112,443	$101,181	$107,022
03/2019	$112,100	$114,628	$102,993	$108,868
04/2019	$113,300	$119,269	$103,054	$111,397
05/2019	$112,900	$111,690	$104,537	$108,284
06/2019	$120,000	$119,561	$106,003	$112,789
07/2019	$122,700	$121,280	$106,837	$113,988
08/2019	$126,300	$119,359	$109,260	$113,738
09/2019	$125,900	$121,592	$108,754	$115,161
10/2019	$125,300	$124,225	$108,566	$116,429
11/2019	$125,600	$128,735	$108,438	$118,604
12/2019	$127,061	$132,620	$108,216	$120,183
01/2020	$128,628	$132,568	$110,169	$120,903
02/2020	$122,776	$121,655	$111,517	$115,686
03/2020	$121,105	$106,629	$109,782	$106,187
04/2020	$121,732	$120,298	$111,559	$113,607
05/2020	$123,090	$126,028	$111,875	$116,967
06/2020	$124,971	$128,534	$112,433	$118,871
07/2020	$127,896	$135,782	$113,662	$121,841
08/2020	$129,568	$145,542	$112,839	$126,085
09/2020	$127,792	$140,012	$113,251	$124,103
10/2020	$126,016	$136,288	$113,259	$121,847
11/2020	$131,972	$151,207	$113,905	$130,954
12/2020	$134,109	$157,021	$114,255	$133,905
01/2021	$133,372	$155,435	$113,642	$133,010
02/2021	$132,109	$159,722	$111,875	$134,303
03/2021	$133,582	$166,717	$111,434	$137,473
04/2021	$134,740	$175,614	$111,725	$140,976
05/2021	$137,688	$176,841	$111,975	$141,988
06/2021	$142,425	$180,969	$112,521	$144,250
07/2021	$150,004	$185,268	$113,919	$146,462
08/2021	$152,004	$190,901	$113,691	$148,698
09/2021	$148,004	$182,022	$112,618	$144,869
10/2021	$150,846	$194,775	$112,323	$149,524
11/2021	$148,741	$193,425	$113,124	$148,652
12/2021	$152,552	$202,094	$112,666	$152,014
01/2022	$146,285	$191,636	$110,895	$146,579
02/2022	$145,157	$185,898	$109,420	$143,476
03/2022	$144,655	$192,801	$107,062	$144,937
04/2022	$138,764	$175,988	$104,184	$137,479
05/2022	$138,764	$176,311	$104,041	$137,235
06/2022	$130,491	$161,758	$102,462	$130,079
07/2022	$137,886	$176,672	$105,072	$137,659
08/2022	$131,619	$169,467	$102,329	$133,426
09/2022	$125,978	$153,860	$99,044	$125,165
10/2022	$127,984	$166,316	$98,705	$130,398
11/2022	$132,120	$175,611	$101,220	$136,263
12/2022	$127,353	$165,493	$100,025	$131,499
01/2023	$133,034	$175,892	$102,329	$137,924
02/2023	$129,731	$171,600	$100,697	$135,807
03/2023	$133,298	$177,900	$102,930	$139,106
04/2023	$134,355	$180,677	$103,460	$140,791
05/2023	$131,581	$181,462	$103,053	$140,446
06/2023	$136,337	$193,453	$102,991	$145,265
07/2023	$140,961	$199,667	$103,024	$147,887
08/2023	$137,129	$196,488	$102,895	$146,318
09/2023	$134,751	$187,120	$101,121	$142,127
10/2023	$132,770	$183,186	$100,403	$139,542
11/2023	$137,790	$199,915	$103,855	$148,517
12/2023	$144,889	$208,997	$107,174	$154,197
01/2024	$144,752	$212,509	$106,964	$155,769
02/2024	$147,910	$223,856	$106,230	$159,694
03/2024	$154,503	$231,059	$107,188	$163,571
04/2024	$151,207	$221,621	$105,462	$159,410
05/2024	$155,739	$232,610	$106,395	$163,930
06/2024	$156,975	$240,957	$107,318	$166,838
07/2024	$158,623	$243,890	$109,391	$169,438
08/2024	$154,777	$249,806	$110,590	$172,126
09/2024	$159,035	$255,141	$111,873	$174,541
10/2024	$154,228	$252,827	$110,359	$172,719
11/2024	$157,936	$267,669	$111,670	$178,643
12/2024	$155,035	$261,288	$110,813	$176,101
01/2025	$158,069	$268,564	$111,242	$180,067
02/2025	$160,236	$265,060	$112,582	$179,935
03/2025	$156,335	$250,125	$112,112	$174,246
04/2025	$145,210	$248,429	$113,216	$174,538
05/2025	$147,088	$264,066	$112,841	$180,569
06/2025	$151,278	$277,495	$113,922	$185,419
07/2025	$151,567	$283,723	$113,831	$187,670
08/2025	$154,023	$289,474	$114,455	$190,476
09/2025	$159,514	$300,040	$115,298	$194,790
10/2025	$166,594	$307,065	$116,208	$198,443
11/2025	$167,605	$307,818	$116,452	$198,962
12/2025	$167,713	$308,006	$116,203	$199,492

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/31/18)
Class YFootnote Reference1	8.18%	4.57%	7.67%
S&P 500® Index TR	17.88%	14.42%	17.43%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	2.17%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD	13.29%	8.30%	10.37%

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 143,513,564
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,028,872
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,513,564
# of Portfolio Holdings	18
Portfolio Turnover Rate	313%
Total Management Fees Paid	$2,028,872

Holdings [Text Block]

Asset Class Exposure % of VaR*

Header	Net (%)	% of VaR
Stocks	90.7	45.0
Credit	74.7	3.3
Inflation	106.6	29.6
Bonds and Rates	37.6	22.0

3-Year Risk Summary

Value	Value
Standard Deviation	9.66
Sharpe Ratio	0.45

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Largest Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	12.1
US Treasuries	Long	8.2
US Inflation-Indexed Treasuries	Long	8.2
S&P 500 Index	Long	6.2
Inflation-Linked Gilts	Long	5.4
Gilts	Long	5.4
Tokyo Stock Exchange Index	Long	4.3
NASDAQ 100 Index	Long	4.0
Nikkei	Long	3.5
Euro-STOXX	Long	3.3

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Material Fund Change [Text Block]
C000162332
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	A
Trading Symbol	BLYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 9.22% (with sales charges) and 15.87% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$9,426	$10,000	$10,000
01/2016	$8,707	$9,504	$9,442
02/2016	$8,787	$9,491	$9,438
03/2016	$9,268	$10,135	$10,074
04/2016	$9,091	$10,174	$9,982
05/2016	$9,228	$10,357	$10,176
06/2016	$9,196	$10,384	$10,136
07/2016	$9,491	$10,766	$10,615
08/2016	$9,563	$10,782	$10,562
09/2016	$9,576	$10,784	$10,600
10/2016	$9,361	$10,587	$10,351
11/2016	$9,790	$10,979	$10,577
12/2016	$9,921	$11,196	$10,708
01/2017	$10,137	$11,408	$11,068
02/2017	$10,528	$11,861	$11,528
03/2017	$10,580	$11,875	$11,662
04/2017	$10,719	$11,997	$11,928
05/2017	$11,024	$12,166	$12,238
06/2017	$10,967	$12,242	$12,206
07/2017	$11,280	$12,494	$12,531
08/2017	$11,349	$12,532	$12,760
09/2017	$11,703	$12,790	$12,926
10/2017	$12,236	$13,089	$13,427
11/2017	$12,549	$13,490	$13,835
12/2017	$12,600	$13,640	$13,943
01/2018	$13,659	$14,421	$14,930
02/2018	$13,456	$13,890	$14,539
03/2018	$13,202	$13,537	$14,140
04/2018	$12,990	$13,589	$14,189
05/2018	$13,630	$13,916	$14,811
06/2018	$13,536	$14,002	$14,954
07/2018	$13,858	$14,523	$15,393
08/2018	$14,426	$14,996	$16,235
09/2018	$14,447	$15,081	$16,325
10/2018	$12,977	$14,050	$14,865
11/2018	$13,032	$14,337	$15,023
12/2018	$11,781	$12,931	$13,732
01/2019	$12,963	$14,087	$14,966
02/2019	$13,474	$14,540	$15,501
03/2019	$13,722	$14,822	$15,943
04/2019	$14,313	$15,422	$16,663
05/2019	$13,394	$14,442	$15,610
06/2019	$14,262	$15,460	$16,682
07/2019	$14,581	$15,682	$17,059
08/2019	$14,154	$15,434	$16,928
09/2019	$13,896	$15,723	$16,930
10/2019	$14,295	$16,063	$17,408
11/2019	$15,064	$16,646	$18,180
12/2019	$15,284	$17,149	$18,729
01/2020	$15,413	$17,142	$19,147
02/2020	$14,378	$15,731	$17,843
03/2020	$12,466	$13,788	$16,088
04/2020	$14,321	$15,555	$18,468
05/2020	$15,476	$16,296	$19,708
06/2020	$16,190	$16,620	$20,567
07/2020	$17,299	$17,558	$22,149
08/2020	$18,485	$18,820	$24,434
09/2020	$17,899	$18,105	$23,285
10/2020	$17,330	$17,623	$22,494
11/2020	$19,562	$19,552	$24,797
12/2020	$20,497	$20,304	$25,938
01/2021	$20,320	$20,099	$25,746
02/2021	$20,836	$20,653	$25,740
03/2021	$20,887	$21,558	$26,182
04/2021	$22,045	$22,708	$27,963
05/2021	$21,689	$22,867	$27,577
06/2021	$22,984	$23,401	$29,307
07/2021	$23,397	$23,956	$30,273
08/2021	$24,274	$24,685	$31,404
09/2021	$22,944	$23,537	$29,646
10/2021	$24,400	$25,186	$32,213
11/2021	$24,767	$25,011	$32,410
12/2021	$24,897	$26,132	$33,096
01/2022	$22,358	$24,780	$30,255
02/2022	$22,213	$24,038	$28,970
03/2022	$22,579	$24,931	$30,103
04/2022	$20,143	$22,757	$26,468
05/2022	$19,998	$22,798	$25,853
06/2022	$17,838	$20,916	$23,805
07/2022	$19,984	$22,845	$26,662
08/2022	$19,246	$21,913	$25,420
09/2022	$17,355	$19,895	$22,949
10/2022	$18,680	$21,506	$24,290
11/2022	$19,950	$22,708	$25,397
12/2022	$18,578	$21,399	$23,453
01/2023	$19,892	$22,744	$25,407
02/2023	$19,527	$22,189	$25,106
03/2023	$20,241	$23,004	$26,822
04/2023	$20,014	$23,363	$27,086
05/2023	$20,476	$23,464	$28,321
06/2023	$22,115	$25,015	$30,258
07/2023	$22,821	$25,818	$31,277
08/2023	$22,569	$25,407	$30,996
09/2023	$21,441	$24,196	$29,310
10/2023	$20,971	$23,687	$28,893
11/2023	$23,194	$25,850	$32,043
12/2023	$24,336	$27,025	$33,462
01/2024	$25,349	$27,479	$34,296
02/2024	$26,990	$28,946	$36,636
03/2024	$27,463	$29,878	$37,281
04/2024	$26,116	$28,657	$35,700
05/2024	$27,349	$30,078	$37,837
06/2024	$28,982	$31,157	$40,388
07/2024	$27,969	$31,537	$39,701
08/2024	$28,647	$32,302	$40,528
09/2024	$28,990	$32,992	$41,677
10/2024	$28,671	$32,692	$41,539
11/2024	$30,304	$34,612	$44,233
12/2024	$30,076	$33,786	$44,623
01/2025	$31,353	$34,727	$45,506
02/2025	$30,226	$34,274	$43,871
03/2025	$27,756	$32,343	$40,175
04/2025	$28,084	$32,124	$40,887
05/2025	$30,170	$34,146	$44,505
06/2025	$31,964	$35,882	$47,342
07/2025	$32,828	$36,687	$49,129
08/2025	$32,950	$37,431	$49,679
09/2025	$34,171	$38,797	$52,318
10/2025	$36,012	$39,706	$54,218
11/2025	$35,026	$39,803	$53,236
12/2025	$34,848	$39,827	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	15.87%	11.20%	13.97%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	9.22%	9.89%	13.30%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,751,879
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,079,549
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162333
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	C
Trading Symbol	BLYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.84%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 14.02% (with sales charges) and 15.02% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,237	$9,504	$9,442
02/2016	$9,318	$9,491	$9,438
03/2016	$9,820	$10,135	$10,074
04/2016	$9,623	$10,174	$9,982
05/2016	$9,764	$10,357	$10,176
06/2016	$9,726	$10,384	$10,136
07/2016	$10,034	$10,766	$10,615
08/2016	$10,103	$10,782	$10,562
09/2016	$10,107	$10,784	$10,600
10/2016	$9,876	$10,587	$10,351
11/2016	$10,322	$10,979	$10,577
12/2016	$10,448	$11,196	$10,708
01/2017	$10,673	$11,408	$11,068
02/2017	$11,078	$11,861	$11,528
03/2017	$11,126	$11,875	$11,662
04/2017	$11,264	$11,997	$11,928
05/2017	$11,575	$12,166	$12,238
06/2017	$11,510	$12,242	$12,206
07/2017	$11,825	$12,494	$12,531
08/2017	$11,890	$12,532	$12,760
09/2017	$12,261	$12,790	$12,926
10/2017	$12,813	$13,089	$13,427
11/2017	$13,124	$13,490	$13,835
12/2017	$13,250	$13,640	$13,943
01/2018	$14,354	$14,421	$14,930
02/2018	$14,044	$13,890	$14,539
03/2018	$13,766	$13,537	$14,140
04/2018	$13,551	$13,589	$14,189
05/2018	$14,210	$13,916	$14,811
06/2018	$14,098	$14,002	$14,954
07/2018	$14,426	$14,523	$15,393
08/2018	$15,005	$14,996	$16,235
09/2018	$15,018	$15,081	$16,325
10/2018	$13,484	$14,050	$14,865
11/2018	$13,528	$14,337	$15,023
12/2018	$12,225	$12,931	$13,732
01/2019	$13,440	$14,087	$14,966
02/2019	$13,962	$14,540	$15,501
03/2019	$14,211	$14,822	$15,943
04/2019	$14,814	$15,422	$16,663
05/2019	$13,853	$14,442	$15,610
06/2019	$14,739	$15,460	$16,682
07/2019	$15,058	$15,682	$17,059
08/2019	$14,615	$15,434	$16,928
09/2019	$14,336	$15,723	$16,930
10/2019	$14,739	$16,063	$17,408
11/2019	$15,521	$16,646	$18,180
12/2019	$15,739	$17,149	$18,729
01/2020	$15,866	$17,142	$19,147
02/2020	$14,790	$15,731	$17,843
03/2020	$12,815	$13,788	$16,088
04/2020	$14,713	$15,555	$18,468
05/2020	$15,888	$16,296	$19,708
06/2020	$16,611	$16,620	$20,567
07/2020	$17,742	$17,558	$22,149
08/2020	$18,939	$18,820	$24,434
09/2020	$18,332	$18,105	$23,285
10/2020	$17,736	$17,623	$22,494
11/2020	$20,009	$19,552	$24,797
12/2020	$20,939	$20,304	$25,938
01/2021	$20,743	$20,099	$25,746
02/2021	$21,258	$20,653	$25,740
03/2021	$21,295	$21,558	$26,182
04/2021	$22,460	$22,708	$27,963
05/2021	$22,086	$22,867	$27,577
06/2021	$23,392	$23,401	$29,307
07/2021	$23,797	$23,956	$30,273
08/2021	$24,673	$24,685	$31,404
09/2021	$23,312	$23,537	$29,646
10/2021	$24,772	$25,186	$32,213
11/2021	$25,127	$25,011	$32,410
12/2021	$25,248	$26,132	$33,096
01/2022	$22,657	$24,780	$30,255
02/2022	$22,492	$24,038	$28,970
03/2022	$22,858	$24,931	$30,103
04/2022	$20,371	$22,757	$26,468
05/2022	$20,215	$22,798	$25,853
06/2022	$18,027	$20,916	$23,805
07/2022	$20,177	$22,845	$26,662
08/2022	$19,423	$21,913	$25,420
09/2022	$17,496	$19,895	$22,949
10/2022	$18,826	$21,506	$24,290
11/2022	$20,088	$22,708	$25,397
12/2022	$18,691	$21,399	$23,453
01/2023	$20,007	$22,744	$25,407
02/2023	$19,634	$22,189	$25,106
03/2023	$20,337	$23,004	$26,822
04/2023	$20,096	$23,363	$27,086
05/2023	$20,541	$23,464	$28,321
06/2023	$22,169	$25,015	$30,258
07/2023	$22,872	$25,818	$31,277
08/2023	$22,605	$25,407	$30,996
09/2023	$21,466	$24,196	$29,310
10/2023	$20,977	$23,687	$28,893
11/2023	$23,183	$25,850	$32,043
12/2023	$24,314	$27,025	$33,462
01/2024	$25,315	$27,479	$34,296
02/2024	$26,933	$28,946	$36,636
03/2024	$27,389	$29,878	$37,281
04/2024	$26,030	$28,657	$35,700
05/2024	$27,246	$30,078	$37,837
06/2024	$28,873	$31,157	$40,388
07/2024	$27,845	$31,537	$39,701
08/2024	$28,498	$32,302	$40,528
09/2024	$28,819	$32,992	$41,677
10/2024	$28,489	$32,692	$41,539
11/2024	$30,089	$34,612	$44,233
12/2024	$29,847	$33,786	$44,623
01/2025	$31,090	$34,727	$45,506
02/2025	$29,951	$34,274	$43,871
03/2025	$27,496	$32,343	$40,175
04/2025	$27,810	$32,124	$40,887
05/2025	$29,857	$34,146	$44,505
06/2025	$31,602	$35,882	$47,342
07/2025	$32,438	$36,687	$49,129
08/2025	$32,532	$37,431	$49,679
09/2025	$33,723	$38,797	$52,318
10/2025	$35,519	$39,706	$54,218
11/2025	$34,527	$39,803	$53,236
12/2025	$34,329	$39,827	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	15.02%	10.39%	13.13%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	14.02%	10.39%	13.13%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,751,879
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,079,549
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162335
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Investor
Trading Symbol	BLYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$122	1.13%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 15.86% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,237	$9,504	$9,442
02/2016	$9,322	$9,491	$9,438
03/2016	$9,828	$10,135	$10,074
04/2016	$9,640	$10,174	$9,982
05/2016	$9,790	$10,357	$10,176
06/2016	$9,751	$10,384	$10,136
07/2016	$10,069	$10,766	$10,615
08/2016	$10,141	$10,782	$10,562
09/2016	$10,154	$10,784	$10,600
10/2016	$9,927	$10,587	$10,351
11/2016	$10,382	$10,979	$10,577
12/2016	$10,521	$11,196	$10,708
01/2017	$10,750	$11,408	$11,068
02/2017	$11,164	$11,861	$11,528
03/2017	$11,220	$11,875	$11,662
04/2017	$11,367	$11,997	$11,928
05/2017	$11,691	$12,166	$12,238
06/2017	$11,630	$12,242	$12,206
07/2017	$11,958	$12,494	$12,531
08/2017	$12,032	$12,532	$12,760
09/2017	$12,407	$12,790	$12,926
10/2017	$12,968	$13,089	$13,427
11/2017	$13,300	$13,490	$13,835
12/2017	$13,333	$13,640	$13,943
01/2018	$14,452	$14,421	$14,930
02/2018	$14,268	$13,890	$14,539
03/2018	$13,998	$13,537	$14,140
04/2018	$13,773	$13,589	$14,189
05/2018	$14,452	$13,916	$14,811
06/2018	$14,349	$14,002	$14,954
07/2018	$14,691	$14,523	$15,393
08/2018	$15,289	$14,996	$16,235
09/2018	$15,311	$15,081	$16,325
10/2018	$13,755	$14,050	$14,865
11/2018	$13,814	$14,337	$15,023
12/2018	$12,488	$12,931	$13,732
01/2019	$13,740	$14,087	$14,966
02/2019	$14,278	$14,540	$15,501
03/2019	$14,542	$14,822	$15,943
04/2019	$15,170	$15,422	$16,663
05/2019	$14,198	$14,442	$15,610
06/2019	$15,116	$15,460	$16,682
07/2019	$15,450	$15,682	$17,059
08/2019	$15,006	$15,434	$16,928
09/2019	$14,727	$15,723	$16,930
10/2019	$15,151	$16,063	$17,408
11/2019	$15,968	$16,646	$18,180
12/2019	$16,197	$17,149	$18,729
01/2020	$16,340	$17,142	$19,147
02/2020	$15,244	$15,731	$17,843
03/2020	$13,217	$13,788	$16,088
04/2020	$15,183	$15,555	$18,468
05/2020	$16,406	$16,296	$19,708
06/2020	$17,166	$16,620	$20,567
07/2020	$18,339	$17,558	$22,149
08/2020	$19,595	$18,820	$24,434
09/2020	$18,972	$18,105	$23,285
10/2020	$18,372	$17,623	$22,494
11/2020	$20,735	$19,552	$24,797
12/2020	$21,707	$20,304	$25,938
01/2021	$21,524	$20,099	$25,746
02/2021	$22,067	$20,653	$25,740
03/2021	$22,122	$21,558	$26,182
04/2021	$23,347	$22,708	$27,963
05/2021	$22,969	$22,867	$27,577
06/2021	$24,341	$23,401	$29,307
07/2021	$24,780	$23,956	$30,273
08/2021	$25,706	$24,685	$31,404
09/2021	$24,298	$23,537	$29,646
10/2021	$25,840	$25,186	$32,213
11/2021	$26,224	$25,011	$32,410
12/2021	$26,370	$26,132	$33,096
01/2022	$23,681	$24,780	$30,255
02/2022	$23,519	$24,038	$28,970
03/2022	$23,908	$24,931	$30,103
04/2022	$21,330	$22,757	$26,468
05/2022	$21,175	$22,798	$25,853
06/2022	$18,890	$20,916	$23,805
07/2022	$21,161	$22,845	$26,662
08/2022	$20,382	$21,913	$25,420
09/2022	$18,376	$19,895	$22,949
10/2022	$19,779	$21,506	$24,290
11/2022	$21,116	$22,708	$25,397
12/2022	$19,662	$21,399	$23,453
01/2023	$21,062	$22,744	$25,407
02/2023	$20,673	$22,189	$25,106
03/2023	$21,434	$23,004	$26,822
04/2023	$21,192	$23,363	$27,086
05/2023	$21,676	$23,464	$28,321
06/2023	$23,406	$25,015	$30,258
07/2023	$24,158	$25,818	$31,277
08/2023	$23,881	$25,407	$30,996
09/2023	$22,697	$24,196	$29,310
10/2023	$22,195	$23,687	$28,893
11/2023	$24,547	$25,850	$32,043
12/2023	$25,759	$27,025	$33,462
01/2024	$26,829	$27,479	$34,296
02/2024	$28,568	$28,946	$36,636
03/2024	$29,064	$29,878	$37,281
04/2024	$27,637	$28,657	$35,700
05/2024	$28,942	$30,078	$37,837
06/2024	$30,690	$31,157	$40,388
07/2024	$29,612	$31,537	$39,701
08/2024	$30,333	$32,302	$40,528
09/2024	$30,690	$32,992	$41,677
10/2024	$30,351	$32,692	$41,539
11/2024	$32,081	$34,612	$44,233
12/2024	$31,838	$33,786	$44,623
01/2025	$33,190	$34,727	$45,506
02/2025	$31,998	$34,274	$43,871
03/2025	$29,384	$32,343	$40,175
04/2025	$29,734	$32,124	$40,887
05/2025	$31,938	$34,146	$44,505
06/2025	$33,831	$35,882	$47,342
07/2025	$34,752	$36,687	$49,129
08/2025	$34,872	$37,431	$49,679
09/2025	$36,164	$38,797	$52,318
10/2025	$38,117	$39,706	$54,218
11/2025	$37,065	$39,803	$53,236
12/2025	$36,887	$39,827	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	15.86%	11.19%	13.94%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,751,879
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,079,549
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162334
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	R5
Trading Symbol	BRLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 16.23% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$250,000	$250,000	$250,000
01/2016	$230,918	$237,594	$236,043
02/2016	$233,062	$237,274	$235,942
03/2016	$245,819	$253,370	$251,855
04/2016	$241,209	$254,352	$249,555
05/2016	$244,961	$258,920	$254,401
06/2016	$244,104	$259,591	$253,402
07/2016	$252,251	$269,161	$265,363
08/2016	$254,181	$269,540	$264,045
09/2016	$254,503	$269,590	$265,010
10/2016	$248,928	$264,673	$258,787
11/2016	$260,399	$274,475	$264,418
12/2016	$263,998	$279,900	$267,691
01/2017	$269,823	$285,208	$276,712
02/2017	$280,288	$296,534	$288,205
03/2017	$281,799	$296,879	$291,539
04/2017	$285,575	$299,928	$298,206
05/2017	$293,774	$304,149	$305,961
06/2017	$292,372	$306,047	$305,155
07/2017	$300,679	$312,340	$313,265
08/2017	$302,621	$313,297	$319,008
09/2017	$312,115	$319,759	$323,156
10/2017	$326,464	$327,221	$335,677
11/2017	$334,879	$337,257	$345,875
12/2017	$335,822	$341,007	$348,567
01/2018	$364,032	$360,531	$373,255
02/2018	$359,424	$347,242	$363,468
03/2018	$352,793	$338,418	$353,501
04/2018	$347,174	$339,716	$354,736
05/2018	$364,370	$347,897	$370,284
06/2018	$361,897	$350,039	$373,849
07/2018	$370,776	$363,065	$384,824
08/2018	$385,949	$374,896	$405,865
09/2018	$386,735	$377,029	$408,134
10/2018	$347,511	$351,259	$371,635
11/2018	$348,972	$358,417	$375,583
12/2018	$315,694	$323,268	$343,291
01/2019	$347,413	$352,184	$374,148
02/2019	$361,149	$363,492	$387,535
03/2019	$367,893	$370,556	$398,566
04/2019	$383,877	$385,559	$416,573
05/2019	$359,401	$361,058	$390,256
06/2019	$382,754	$386,504	$417,058
07/2019	$391,495	$392,059	$426,476
08/2019	$380,256	$385,848	$423,209
09/2019	$373,388	$393,068	$423,262
10/2019	$384,127	$401,581	$435,194
11/2019	$404,982	$416,158	$454,501
12/2019	$410,959	$428,719	$468,214
01/2020	$414,679	$428,551	$478,681
02/2020	$386,988	$393,273	$446,082
03/2020	$335,601	$344,699	$402,198
04/2020	$385,610	$388,887	$461,712
05/2020	$416,883	$407,409	$492,708
06/2020	$436,308	$415,511	$514,163
07/2020	$466,204	$438,940	$553,723
08/2020	$498,303	$470,491	$610,862
09/2020	$482,598	$452,614	$582,121
10/2020	$467,444	$440,577	$562,351
11/2020	$527,648	$488,804	$619,932
12/2020	$552,662	$507,598	$648,443
01/2021	$548,087	$502,473	$643,645
02/2021	$561,965	$516,329	$643,496
03/2021	$563,490	$538,942	$654,552
04/2021	$594,905	$567,705	$699,086
05/2021	$585,450	$571,670	$689,417
06/2021	$620,525	$585,015	$732,670
07/2021	$631,963	$598,912	$756,816
08/2021	$655,753	$617,123	$785,112
09/2021	$620,068	$588,420	$741,141
10/2021	$659,413	$629,646	$805,336
11/2021	$669,478	$625,283	$810,260
12/2021	$673,274	$653,306	$827,391
01/2022	$604,812	$619,499	$756,380
02/2022	$600,968	$600,951	$724,254
03/2022	$611,036	$623,264	$752,585
04/2022	$545,136	$568,914	$661,701
05/2022	$541,475	$569,958	$646,319
06/2022	$483,081	$522,911	$595,123
07/2022	$541,292	$571,126	$666,550
08/2022	$521,522	$547,834	$635,499
09/2022	$470,267	$497,380	$573,719
10/2022	$506,328	$537,648	$607,252
11/2022	$540,926	$567,694	$634,923
12/2022	$503,802	$534,987	$586,315
01/2023	$539,604	$568,602	$635,183
02/2023	$529,742	$554,729	$627,639
03/2023	$549,465	$575,095	$670,542
04/2023	$543,248	$584,071	$677,158
05/2023	$555,897	$586,610	$708,022
06/2023	$600,489	$625,371	$756,440
07/2023	$619,783	$645,461	$781,924
08/2023	$613,137	$635,184	$774,903
09/2023	$582,695	$604,900	$732,761
10/2023	$570,046	$592,181	$722,329
11/2023	$630,717	$646,262	$801,070
12/2023	$661,846	$675,622	$836,543
01/2024	$689,711	$686,975	$857,408
02/2024	$734,425	$723,657	$915,906
03/2024	$747,385	$746,940	$932,030
04/2024	$711,096	$716,432	$892,497
05/2024	$744,793	$751,956	$945,927
06/2024	$789,507	$778,937	$1,009,712
07/2024	$761,858	$788,419	$992,537
08/2024	$780,650	$807,543	$1,013,209
09/2024	$790,155	$824,790	$1,041,914
10/2024	$781,514	$817,311	$1,038,466
11/2024	$826,228	$865,288	$1,105,821
12/2024	$820,235	$844,661	$1,115,583
01/2025	$855,370	$868,182	$1,137,649
02/2025	$824,688	$856,854	$1,096,777
03/2025	$757,635	$808,575	$1,004,385
04/2025	$766,790	$803,092	$1,022,173
05/2025	$823,946	$853,643	$1,112,616
06/2025	$873,185	$897,053	$1,183,553
07/2025	$896,938	$917,185	$1,228,234
08/2025	$900,402	$935,778	$1,241,966
09/2025	$934,053	$969,934	$1,307,943
10/2025	$984,529	$992,644	$1,355,454
11/2025	$957,806	$995,077	$1,330,889
12/2025	$953,395	$995,686	$1,322,639

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	16.23%	11.52%	14.32%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,751,879
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,079,549
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000202403
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	R6
Trading Symbol	BLYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 16.25% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,237	$9,504	$9,442
02/2016	$9,322	$9,491	$9,438
03/2016	$9,833	$10,135	$10,074
04/2016	$9,648	$10,174	$9,982
05/2016	$9,798	$10,357	$10,176
06/2016	$9,764	$10,384	$10,136
07/2016	$10,090	$10,766	$10,615
08/2016	$10,167	$10,782	$10,562
09/2016	$10,180	$10,784	$10,600
10/2016	$9,957	$10,587	$10,351
11/2016	$10,416	$10,979	$10,577
12/2016	$10,560	$11,196	$10,708
01/2017	$10,793	$11,408	$11,068
02/2017	$11,212	$11,861	$11,528
03/2017	$11,272	$11,875	$11,662
04/2017	$11,423	$11,997	$11,928
05/2017	$11,751	$12,166	$12,238
06/2017	$11,695	$12,242	$12,206
07/2017	$12,027	$12,494	$12,531
08/2017	$12,105	$12,532	$12,760
09/2017	$12,485	$12,790	$12,926
10/2017	$13,059	$13,089	$13,427
11/2017	$13,395	$13,490	$13,835
12/2017	$13,433	$13,640	$13,943
01/2018	$14,561	$14,421	$14,930
02/2018	$14,377	$13,890	$14,539
03/2018	$14,112	$13,537	$14,140
04/2018	$13,887	$13,589	$14,189
05/2018	$14,579	$13,916	$14,811
06/2018	$14,480	$14,002	$14,954
07/2018	$14,831	$14,523	$15,393
08/2018	$15,442	$14,996	$16,235
09/2018	$15,469	$15,081	$16,325
10/2018	$13,900	$14,050	$14,865
11/2018	$13,963	$14,337	$15,023
12/2018	$12,627	$12,931	$13,732
01/2019	$13,901	$14,087	$14,966
02/2019	$14,455	$14,540	$15,501
03/2019	$14,725	$14,822	$15,943
04/2019	$15,364	$15,422	$16,663
05/2019	$14,385	$14,442	$15,610
06/2019	$15,319	$15,460	$16,682
07/2019	$15,669	$15,682	$17,059
08/2019	$15,220	$15,434	$16,928
09/2019	$14,945	$15,723	$16,930
10/2019	$15,379	$16,063	$17,408
11/2019	$16,214	$16,646	$18,180
12/2019	$16,453	$17,149	$18,729
01/2020	$16,601	$17,142	$19,147
02/2020	$15,494	$15,731	$17,843
03/2020	$13,439	$13,788	$16,088
04/2020	$15,444	$15,555	$18,468
05/2020	$16,695	$16,296	$19,708
06/2020	$17,472	$16,620	$20,567
07/2020	$18,673	$17,558	$22,149
08/2020	$19,951	$18,820	$24,434
09/2020	$19,329	$18,105	$23,285
10/2020	$18,723	$17,623	$22,494
11/2020	$21,142	$19,552	$24,797
12/2020	$22,143	$20,304	$25,938
01/2021	$21,960	$20,099	$25,746
02/2021	$22,515	$20,653	$25,740
03/2021	$22,576	$21,558	$26,182
04/2021	$23,838	$22,708	$27,963
05/2021	$23,460	$22,867	$27,577
06/2021	$24,869	$23,401	$29,307
07/2021	$25,326	$23,956	$30,273
08/2021	$26,277	$24,685	$31,404
09/2021	$24,850	$23,537	$29,646
10/2021	$26,430	$25,186	$32,213
11/2021	$26,832	$25,011	$32,410
12/2021	$26,991	$26,132	$33,096
01/2022	$24,240	$24,780	$30,255
02/2022	$24,086	$24,038	$28,970
03/2022	$24,496	$24,931	$30,103
04/2022	$21,855	$22,757	$26,468
05/2022	$21,709	$22,798	$25,853
06/2022	$19,367	$20,916	$23,805
07/2022	$21,701	$22,845	$26,662
08/2022	$20,911	$21,913	$25,420
09/2022	$18,855	$19,895	$22,949
10/2022	$20,304	$21,506	$24,290
11/2022	$21,687	$22,708	$25,397
12/2022	$20,203	$21,399	$23,453
01/2023	$21,641	$22,744	$25,407
02/2023	$21,248	$22,189	$25,106
03/2023	$22,035	$23,004	$26,822
04/2023	$21,796	$23,363	$27,086
05/2023	$22,301	$23,464	$28,321
06/2023	$24,082	$25,015	$30,258
07/2023	$24,862	$25,818	$31,277
08/2023	$24,596	$25,407	$30,996
09/2023	$23,371	$24,196	$29,310
10/2023	$22,866	$23,687	$28,893
11/2023	$25,298	$25,850	$32,043
12/2023	$26,550	$27,025	$33,462
01/2024	$27,664	$27,479	$34,296
02/2024	$29,458	$28,946	$36,636
03/2024	$29,985	$29,878	$37,281
04/2024	$28,526	$28,657	$35,700
05/2024	$29,898	$30,078	$37,837
06/2024	$31,702	$31,157	$40,388
07/2024	$30,597	$31,537	$39,701
08/2024	$31,357	$32,302	$40,528
09/2024	$31,736	$32,992	$41,677
10/2024	$31,391	$32,692	$41,539
11/2024	$33,195	$34,612	$44,233
12/2024	$32,955	$33,786	$44,623
01/2025	$34,358	$34,727	$45,506
02/2025	$33,133	$34,274	$43,871
03/2025	$30,437	$32,343	$40,175
04/2025	$30,803	$32,124	$40,887
05/2025	$33,104	$34,146	$44,505
06/2025	$35,079	$35,882	$47,342
07/2025	$36,037	$36,687	$49,129
08/2025	$36,175	$37,431	$49,679
09/2025	$37,528	$38,797	$52,318
10/2025	$39,562	$39,706	$54,218
11/2025	$38,486	$39,803	$53,236
12/2025	$38,310	$39,827	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	16.25%	11.59%	14.38%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,751,879
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,079,549
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000162336
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Y
Trading Symbol	BLYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 16.17% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Growth Index return of 18.56%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s diversified systematic strategy focused on large cap growth companies delivered positive returns, but trailed the broad market rally led by mega-cap tech companies.

  The Fund generated positive performance in all sectors where it invested, except within Consumer Staples and Utilities. The Fund's holdings in the Information Technology and Communication Services sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 1000® Growth Index
12/2015	$100,000	$100,000	$100,000
01/2016	$92,367	$95,038	$94,417
02/2016	$93,268	$94,909	$94,377
03/2016	$98,328	$101,348	$100,742
04/2016	$96,484	$101,741	$99,822
05/2016	$97,985	$103,568	$101,760
06/2016	$97,642	$103,836	$101,361
07/2016	$100,858	$107,665	$106,145
08/2016	$101,630	$107,816	$105,618
09/2016	$101,758	$107,836	$106,004
10/2016	$99,528	$105,869	$103,515
11/2016	$104,117	$109,790	$105,767
12/2016	$105,513	$111,960	$107,076
01/2017	$107,844	$114,083	$110,685
02/2017	$112,030	$118,613	$115,282
03/2017	$112,634	$118,752	$116,616
04/2017	$114,101	$119,971	$119,283
05/2017	$117,381	$121,660	$122,384
06/2017	$116,777	$122,419	$122,062
07/2017	$120,100	$124,936	$125,306
08/2017	$120,876	$125,319	$127,603
09/2017	$124,674	$127,904	$129,262
10/2017	$130,370	$130,888	$134,271
11/2017	$133,736	$134,903	$138,350
12/2017	$135,234	$136,403	$139,427
01/2018	$146,608	$144,212	$149,302
02/2018	$143,596	$138,897	$145,387
03/2018	$140,898	$135,367	$141,400
04/2018	$138,650	$135,887	$141,894
05/2018	$145,529	$139,159	$148,114
06/2018	$144,495	$140,015	$149,540
07/2018	$148,002	$145,226	$153,930
08/2018	$154,071	$149,958	$162,346
09/2018	$154,341	$150,812	$163,253
10/2018	$138,695	$140,504	$148,654
11/2018	$139,280	$143,367	$150,233
12/2018	$125,963	$129,307	$137,316
01/2019	$138,605	$140,874	$149,659
02/2019	$144,101	$145,397	$155,014
03/2019	$146,799	$148,222	$159,426
04/2019	$153,145	$154,224	$166,629
05/2019	$143,402	$144,423	$156,103
06/2019	$152,695	$154,602	$166,823
07/2019	$156,143	$156,823	$170,590
08/2019	$151,646	$154,339	$169,284
09/2019	$148,898	$157,227	$169,305
10/2019	$153,195	$160,633	$174,078
11/2019	$161,489	$166,463	$181,800
12/2019	$163,886	$171,488	$187,285
01/2020	$165,319	$171,420	$191,472
02/2020	$154,236	$157,309	$178,433
03/2020	$133,778	$137,879	$160,879
04/2020	$153,684	$155,555	$184,685
05/2020	$166,147	$162,963	$197,083
06/2020	$173,867	$166,204	$205,665
07/2020	$185,833	$175,576	$221,489
08/2020	$198,571	$188,196	$244,345
09/2020	$192,285	$181,045	$232,849
10/2020	$186,219	$176,231	$224,941
11/2020	$210,261	$195,522	$247,973
12/2020	$220,163	$203,039	$259,377
01/2021	$218,331	$200,989	$257,458
02/2021	$223,889	$206,532	$257,399
03/2021	$224,499	$215,577	$261,821
04/2021	$236,958	$227,082	$279,635
05/2021	$233,171	$228,668	$275,767
06/2021	$247,157	$234,006	$293,068
07/2021	$251,676	$239,565	$302,726
08/2021	$261,142	$246,849	$314,045
09/2021	$246,913	$235,368	$296,457
10/2021	$262,608	$251,858	$322,134
11/2021	$266,578	$250,113	$324,104
12/2021	$268,101	$261,322	$330,956
01/2022	$240,799	$247,800	$302,552
02/2022	$239,258	$240,380	$289,702
03/2022	$243,294	$249,305	$301,034
04/2022	$217,020	$227,566	$264,681
05/2022	$215,552	$227,983	$258,527
06/2022	$192,360	$209,165	$238,049
07/2022	$215,479	$228,450	$266,620
08/2022	$207,553	$219,134	$254,200
09/2022	$187,223	$198,952	$229,488
10/2022	$201,534	$215,059	$242,901
11/2022	$215,259	$227,078	$253,969
12/2022	$200,521	$213,995	$234,526
01/2023	$214,807	$227,441	$254,073
02/2023	$210,848	$221,891	$251,056
03/2023	$218,680	$230,038	$268,217
04/2023	$216,270	$233,629	$270,863
05/2023	$221,262	$234,644	$283,209
06/2023	$238,990	$250,148	$302,576
07/2023	$246,736	$258,184	$312,770
08/2023	$243,982	$254,074	$309,961
09/2023	$231,933	$241,960	$293,104
10/2023	$226,770	$236,872	$288,931
11/2023	$250,953	$258,505	$320,428
12/2023	$263,363	$270,249	$334,617
01/2024	$274,463	$274,790	$342,963
02/2024	$292,240	$289,463	$366,363
03/2024	$297,356	$298,776	$372,812
04/2024	$282,874	$286,573	$356,999
05/2024	$296,402	$300,782	$378,371
06/2024	$314,353	$311,575	$403,885
07/2024	$303,340	$315,368	$397,015
08/2024	$310,798	$323,017	$405,284
09/2024	$314,527	$329,916	$416,766
10/2024	$311,145	$326,924	$415,386
11/2024	$329,008	$346,115	$442,329
12/2024	$326,583	$337,864	$446,233
01/2025	$340,505	$347,273	$455,060
02/2025	$328,373	$342,742	$438,711
03/2025	$301,622	$323,430	$401,754
04/2025	$305,202	$321,237	$408,869
05/2025	$327,975	$341,457	$445,046
06/2025	$347,566	$358,821	$473,421
07/2025	$357,014	$366,874	$491,294
08/2025	$358,406	$374,311	$496,786
09/2025	$371,732	$387,974	$523,177
10/2025	$391,820	$397,058	$542,182
11/2025	$381,278	$398,031	$532,356
12/2025	$379,404	$398,274	$529,056

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	16.17%	11.50%	14.26%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,751,879
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,079,549
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$197,751,879
# of Portfolio Holdings	63
Portfolio Turnover Rate	24%
Total Management Fees Paid	$1,079,549

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Investment Companies	1.8
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.9
Consumer Staples	1.3
Industrials	3.8
Financials	6.1
Consumer Discretionary	7.0
Health Care	10.8
Communication Services	16.0
Information Technology	54.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Alphabet, Inc., Class A	8.9
NVIDIA Corp.	6.0
Apple, Inc.	4.9
Microsoft Corp.	4.7
Amazon.com, Inc.	4.2
Mastercard, Inc., Class A	4.0
Meta Platforms, Inc., Class A	3.9
Advanced Micro Devices, Inc.	2.7
Booking Holdings, Inc.	2.6
Applied Materials, Inc.	2.5

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110036
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	A
Trading Symbol	BWLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 16.64% (with sales charges) and 23.77% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$9,427	$10,000	$10,000
01/2016	$8,887	$9,504	$9,483
02/2016	$9,050	$9,491	$9,481
03/2016	$9,628	$10,135	$10,164
04/2016	$9,707	$10,174	$10,377
05/2016	$9,799	$10,357	$10,539
06/2016	$9,866	$10,384	$10,630
07/2016	$10,167	$10,766	$10,938
08/2016	$10,205	$10,782	$11,023
09/2016	$10,243	$10,784	$11,000
10/2016	$10,163	$10,587	$10,829
11/2016	$10,787	$10,979	$11,448
12/2016	$10,915	$11,196	$11,734
01/2017	$10,992	$11,408	$11,818
02/2017	$11,292	$11,861	$12,242
03/2017	$11,165	$11,875	$12,118
04/2017	$11,173	$11,997	$12,095
05/2017	$11,152	$12,166	$12,083
06/2017	$11,309	$12,242	$12,281
07/2017	$11,507	$12,494	$12,444
08/2017	$11,380	$12,532	$12,299
09/2017	$11,714	$12,790	$12,663
10/2017	$11,938	$13,089	$12,755
11/2017	$12,365	$13,490	$13,146
12/2017	$12,599	$13,640	$13,337
01/2018	$13,173	$14,421	$13,853
02/2018	$12,572	$13,890	$13,192
03/2018	$12,430	$13,537	$12,960
04/2018	$12,412	$13,589	$13,002
05/2018	$12,639	$13,916	$13,080
06/2018	$12,488	$14,002	$13,112
07/2018	$12,990	$14,523	$13,631
08/2018	$13,066	$14,996	$13,832
09/2018	$12,999	$15,081	$13,860
10/2018	$12,060	$14,050	$13,142
11/2018	$12,207	$14,337	$13,534
12/2018	$10,890	$12,931	$12,235
01/2019	$11,876	$14,087	$13,187
02/2019	$12,158	$14,540	$13,608
03/2019	$12,080	$14,822	$13,695
04/2019	$12,644	$15,422	$14,181
05/2019	$11,701	$14,442	$13,269
06/2019	$12,600	$15,460	$14,221
07/2019	$12,814	$15,682	$14,339
08/2019	$12,250	$15,434	$13,918
09/2019	$12,663	$15,723	$14,414
10/2019	$12,809	$16,063	$14,616
11/2019	$13,290	$16,646	$15,068
12/2019	$13,579	$17,149	$15,482
01/2020	$13,100	$17,142	$15,149
02/2020	$11,683	$15,731	$13,682
03/2020	$9,266	$13,788	$11,344
04/2020	$10,538	$15,555	$12,619
05/2020	$10,845	$16,296	$13,051
06/2020	$10,860	$16,620	$12,965
07/2020	$11,229	$17,558	$13,477
08/2020	$11,577	$18,820	$14,035
09/2020	$11,239	$18,105	$13,690
10/2020	$10,981	$17,623	$13,510
11/2020	$12,621	$19,552	$15,327
12/2020	$13,120	$20,304	$15,915
01/2021	$13,221	$20,099	$15,769
02/2021	$13,848	$20,653	$16,722
03/2021	$14,643	$21,558	$17,706
04/2021	$15,114	$22,708	$18,414
05/2021	$15,433	$22,867	$18,844
06/2021	$15,410	$23,401	$18,628
07/2021	$15,377	$23,956	$18,777
08/2021	$15,802	$24,685	$19,150
09/2021	$15,069	$23,537	$18,483
10/2021	$15,797	$25,186	$19,422
11/2021	$15,242	$25,011	$18,737
12/2021	$16,074	$26,132	$19,919
01/2022	$15,712	$24,780	$19,455
02/2022	$15,503	$24,038	$19,229
03/2022	$15,718	$24,931	$19,772
04/2022	$14,926	$22,757	$18,657
05/2022	$15,362	$22,798	$19,020
06/2022	$14,011	$20,916	$17,358
07/2022	$14,907	$22,845	$18,509
08/2022	$14,453	$21,913	$17,957
09/2022	$13,262	$19,895	$16,383
10/2022	$14,791	$21,506	$18,063
11/2022	$15,620	$22,708	$19,191
12/2022	$14,789	$21,399	$18,418
01/2023	$16,048	$22,744	$19,372
02/2023	$15,348	$22,189	$18,689
03/2023	$14,930	$23,004	$18,603
04/2023	$14,892	$23,363	$18,883
05/2023	$14,313	$23,464	$18,155
06/2023	$15,367	$25,015	$19,361
07/2023	$16,022	$25,818	$20,042
08/2023	$15,560	$25,407	$19,501
09/2023	$15,001	$24,196	$18,748
10/2023	$14,397	$23,687	$18,087
11/2023	$15,438	$25,850	$19,451
12/2023	$16,388	$27,025	$20,529
01/2024	$16,632	$27,479	$20,550
02/2024	$17,315	$28,946	$21,308
03/2024	$18,436	$29,878	$22,373
04/2024	$17,466	$28,657	$21,418
05/2024	$17,847	$30,078	$22,097
06/2024	$17,667	$31,157	$21,889
07/2024	$18,658	$31,537	$23,008
08/2024	$19,010	$32,302	$23,625
09/2024	$19,169	$32,992	$23,953
10/2024	$19,003	$32,692	$23,689
11/2024	$20,361	$34,612	$25,202
12/2024	$18,977	$33,786	$23,478
01/2025	$20,002	$34,727	$24,565
02/2025	$19,807	$34,274	$24,665
03/2025	$19,146	$32,343	$23,980
04/2025	$18,672	$32,124	$23,249
05/2025	$19,290	$34,146	$24,065
06/2025	$20,129	$35,882	$24,888
07/2025	$20,417	$36,687	$25,031
08/2025	$21,306	$37,431	$25,829
09/2025	$21,755	$38,797	$26,215
10/2025	$22,145	$39,706	$26,330
11/2025	$22,967	$39,803	$27,030
12/2025	$23,488	$39,827	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	23.77%	12.35%	9.56%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	16.64%	11.03%	8.91%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 231,032,235
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,254,333
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110037
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	C
Trading Symbol	BWLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.81%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 21.82% (with sales charges) and 22.82% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,425	$9,504	$9,483
02/2016	$9,588	$9,491	$9,481
03/2016	$10,195	$10,135	$10,164
04/2016	$10,272	$10,174	$10,377
05/2016	$10,362	$10,357	$10,539
06/2016	$10,426	$10,384	$10,630
07/2016	$10,738	$10,766	$10,938
08/2016	$10,770	$10,782	$11,023
09/2016	$10,802	$10,784	$11,000
10/2016	$10,716	$10,587	$10,829
11/2016	$11,363	$10,979	$11,448
12/2016	$11,491	$11,196	$11,734
01/2017	$11,564	$11,408	$11,818
02/2017	$11,873	$11,861	$12,242
03/2017	$11,732	$11,875	$12,118
04/2017	$11,737	$11,997	$12,095
05/2017	$11,705	$12,166	$12,083
06/2017	$11,860	$12,242	$12,281
07/2017	$12,064	$12,494	$12,444
08/2017	$11,923	$12,532	$12,299
09/2017	$12,264	$12,790	$12,663
10/2017	$12,496	$13,089	$12,755
11/2017	$12,933	$13,490	$13,146
12/2017	$13,167	$13,640	$13,337
01/2018	$13,758	$14,421	$13,853
02/2018	$13,124	$13,890	$13,192
03/2018	$12,962	$13,537	$12,960
04/2018	$12,943	$13,589	$13,002
05/2018	$13,167	$13,916	$13,080
06/2018	$13,000	$14,002	$13,112
07/2018	$13,519	$14,523	$13,631
08/2018	$13,586	$14,996	$13,832
09/2018	$13,510	$15,081	$13,860
10/2018	$12,523	$14,050	$13,142
11/2018	$12,666	$14,337	$13,534
12/2018	$11,298	$12,931	$12,235
01/2019	$12,311	$14,087	$13,187
02/2019	$12,600	$14,540	$13,608
03/2019	$12,512	$14,822	$13,695
04/2019	$13,086	$15,422	$14,181
05/2019	$12,104	$14,442	$13,269
06/2019	$13,024	$15,460	$14,221
07/2019	$13,241	$15,682	$14,339
08/2019	$12,646	$15,434	$13,918
09/2019	$13,065	$15,723	$14,414
10/2019	$13,205	$16,063	$14,616
11/2019	$13,696	$16,646	$15,068
12/2019	$13,985	$17,149	$15,482
01/2020	$13,479	$17,142	$15,149
02/2020	$12,014	$15,731	$13,682
03/2020	$9,526	$13,788	$11,344
04/2020	$10,826	$15,555	$12,619
05/2020	$11,135	$16,296	$13,051
06/2020	$11,140	$16,620	$12,965
07/2020	$11,513	$17,558	$13,477
08/2020	$11,865	$18,820	$14,035
09/2020	$11,513	$18,105	$13,690
10/2020	$11,241	$17,623	$13,510
11/2020	$12,914	$19,552	$15,327
12/2020	$13,415	$20,304	$15,915
01/2021	$13,510	$20,099	$15,769
02/2021	$14,145	$20,653	$16,722
03/2021	$14,940	$21,558	$17,706
04/2021	$15,409	$22,708	$18,414
05/2021	$15,729	$22,867	$18,844
06/2021	$15,694	$23,401	$18,628
07/2021	$15,646	$23,956	$18,777
08/2021	$16,074	$24,685	$19,150
09/2021	$15,314	$23,537	$18,483
10/2021	$16,044	$25,186	$19,422
11/2021	$15,474	$25,011	$18,737
12/2021	$16,309	$26,132	$19,919
01/2022	$15,933	$24,780	$19,455
02/2022	$15,713	$24,038	$19,229
03/2022	$15,920	$24,931	$19,772
04/2022	$15,104	$22,757	$18,657
05/2022	$15,538	$22,798	$19,020
06/2022	$14,164	$20,916	$17,358
07/2022	$15,059	$22,845	$18,509
08/2022	$14,586	$21,913	$17,957
09/2022	$13,374	$19,895	$16,383
10/2022	$14,916	$21,506	$18,063
11/2022	$15,739	$22,708	$19,191
12/2022	$14,885	$21,399	$18,418
01/2023	$16,144	$22,744	$19,372
02/2023	$15,437	$22,189	$18,689
03/2023	$15,000	$23,004	$18,603
04/2023	$14,959	$23,363	$18,883
05/2023	$14,367	$23,464	$18,155
06/2023	$15,417	$25,015	$19,361
07/2023	$16,063	$25,818	$20,042
08/2023	$15,585	$25,407	$19,501
09/2023	$15,026	$24,196	$18,748
10/2023	$14,407	$23,687	$18,087
11/2023	$15,444	$25,850	$19,451
12/2023	$16,385	$27,025	$20,529
01/2024	$16,618	$27,479	$20,550
02/2024	$17,286	$28,946	$21,308
03/2024	$18,396	$29,878	$22,373
04/2024	$17,421	$28,657	$21,418
05/2024	$17,788	$30,078	$22,097
06/2024	$17,601	$31,157	$21,889
07/2024	$18,569	$31,537	$23,008
08/2024	$18,906	$32,302	$23,625
09/2024	$19,064	$32,992	$23,953
10/2024	$18,876	$32,692	$23,689
11/2024	$20,219	$34,612	$25,202
12/2024	$18,837	$33,786	$23,478
01/2025	$19,843	$34,727	$24,565
02/2025	$19,631	$34,274	$24,665
03/2025	$18,969	$32,343	$23,980
04/2025	$18,484	$32,124	$23,249
05/2025	$19,084	$34,146	$24,065
06/2025	$19,914	$35,882	$24,888
07/2025	$20,178	$36,687	$25,031
08/2025	$21,043	$37,431	$25,829
09/2025	$21,476	$38,797	$26,215
10/2025	$21,847	$39,706	$26,330
11/2025	$22,641	$39,803	$27,030
12/2025	$23,136	$39,827	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	22.82%	11.52%	8.75%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	21.82%	11.52%	8.75%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 231,032,235
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,254,333
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110040
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Investor
Trading Symbol	BWLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 23.81% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,430	$9,504	$9,483
02/2016	$9,602	$9,491	$9,481
03/2016	$10,212	$10,135	$10,164
04/2016	$10,296	$10,174	$10,377
05/2016	$10,393	$10,357	$10,539
06/2016	$10,468	$10,384	$10,630
07/2016	$10,786	$10,766	$10,938
08/2016	$10,830	$10,782	$11,023
09/2016	$10,866	$10,784	$11,000
10/2016	$10,786	$10,587	$10,829
11/2016	$11,444	$10,979	$11,448
12/2016	$11,581	$11,196	$11,734
01/2017	$11,665	$11,408	$11,818
02/2017	$11,983	$11,861	$12,242
03/2017	$11,849	$11,875	$12,118
04/2017	$11,858	$11,997	$12,095
05/2017	$11,835	$12,166	$12,083
06/2017	$12,000	$12,242	$12,281
07/2017	$12,215	$12,494	$12,444
08/2017	$12,081	$12,532	$12,299
09/2017	$12,438	$12,790	$12,663
10/2017	$12,675	$13,089	$12,755
11/2017	$13,130	$13,490	$13,146
12/2017	$13,378	$13,640	$13,337
01/2018	$13,981	$14,421	$13,853
02/2018	$13,345	$13,890	$13,192
03/2018	$13,194	$13,537	$12,960
04/2018	$13,176	$13,589	$13,002
05/2018	$13,411	$13,916	$13,080
06/2018	$13,251	$14,002	$13,112
07/2018	$13,788	$14,523	$13,631
08/2018	$13,863	$14,996	$13,832
09/2018	$13,792	$15,081	$13,860
10/2018	$12,794	$14,050	$13,142
11/2018	$12,950	$14,337	$13,534
12/2018	$11,563	$12,931	$12,235
01/2019	$12,606	$14,087	$13,187
02/2019	$12,904	$14,540	$13,608
03/2019	$12,827	$14,822	$13,695
04/2019	$13,423	$15,422	$14,181
05/2019	$12,421	$14,442	$13,269
06/2019	$13,377	$15,460	$14,221
07/2019	$13,603	$15,682	$14,339
08/2019	$13,002	$15,434	$13,918
09/2019	$13,443	$15,723	$14,414
10/2019	$13,592	$16,063	$14,616
11/2019	$14,106	$16,646	$15,068
12/2019	$14,417	$17,149	$15,482
01/2020	$13,900	$17,142	$15,149
02/2020	$12,397	$15,731	$13,682
03/2020	$9,839	$13,788	$11,344
04/2020	$11,188	$15,555	$12,619
05/2020	$11,513	$16,296	$13,051
06/2020	$11,529	$16,620	$12,965
07/2020	$11,918	$17,558	$13,477
08/2020	$12,291	$18,820	$14,035
09/2020	$11,934	$18,105	$13,690
10/2020	$11,662	$17,623	$13,510
11/2020	$13,399	$19,552	$15,327
12/2020	$13,933	$20,304	$15,915
01/2021	$14,039	$20,099	$15,769
02/2021	$14,707	$20,653	$16,722
03/2021	$15,547	$21,558	$17,706
04/2021	$16,044	$22,708	$18,414
05/2021	$16,387	$22,867	$18,844
06/2021	$16,363	$23,401	$18,628
07/2021	$16,328	$23,956	$18,777
08/2021	$16,777	$24,685	$19,150
09/2021	$15,997	$23,537	$18,483
10/2021	$16,771	$25,186	$19,422
11/2021	$16,186	$25,011	$18,737
12/2021	$17,068	$26,132	$19,919
01/2022	$16,680	$24,780	$19,455
02/2022	$16,466	$24,038	$19,229
03/2022	$16,693	$24,931	$19,772
04/2022	$15,851	$22,757	$18,657
05/2022	$16,317	$22,798	$19,020
06/2022	$14,879	$20,916	$17,358
07/2022	$15,825	$22,845	$18,509
08/2022	$15,345	$21,913	$17,957
09/2022	$14,076	$19,895	$16,383
10/2022	$15,708	$21,506	$18,063
11/2022	$16,583	$22,708	$19,191
12/2022	$15,696	$21,399	$18,418
01/2023	$17,038	$22,744	$19,372
02/2023	$16,293	$22,189	$18,689
03/2023	$15,845	$23,004	$18,603
04/2023	$15,812	$23,363	$18,883
05/2023	$15,195	$23,464	$18,155
06/2023	$16,313	$25,015	$19,361
07/2023	$17,011	$25,818	$20,042
08/2023	$16,516	$25,407	$19,501
09/2023	$15,933	$24,196	$18,748
10/2023	$15,290	$23,687	$18,087
11/2023	$16,394	$25,850	$19,451
12/2023	$17,410	$27,025	$20,529
01/2024	$17,668	$27,479	$20,550
02/2024	$18,395	$28,946	$21,308
03/2024	$19,584	$29,878	$22,373
04/2024	$18,561	$28,657	$21,418
05/2024	$18,963	$30,078	$22,097
06/2024	$18,773	$31,157	$21,889
07/2024	$19,826	$31,537	$23,008
08/2024	$20,197	$32,302	$23,625
09/2024	$20,364	$32,992	$23,953
10/2024	$20,182	$32,692	$23,689
11/2024	$21,628	$34,612	$25,202
12/2024	$20,157	$33,786	$23,478
01/2025	$21,253	$34,727	$24,565
02/2025	$21,039	$34,274	$24,665
03/2025	$20,335	$32,343	$23,980
04/2025	$19,836	$32,124	$23,249
05/2025	$20,487	$34,146	$24,065
06/2025	$21,387	$35,882	$24,888
07/2025	$21,698	$36,687	$25,031
08/2025	$22,643	$37,431	$25,829
09/2025	$23,115	$38,797	$26,215
10/2025	$23,525	$39,706	$26,330
11/2025	$24,407	$39,803	$27,030
12/2025	$24,956	$39,827	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	23.81%	12.36%	9.58%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 231,032,235
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,254,333
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110038
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	R5
Trading Symbol	BRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$81	0.72%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 24.16% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$250,000	$250,000	$250,000
01/2016	$235,824	$237,594	$237,082
02/2016	$240,220	$237,274	$237,022
03/2016	$255,495	$253,370	$254,096
04/2016	$257,692	$254,352	$259,434
05/2016	$260,220	$258,920	$263,463
06/2016	$262,088	$259,591	$265,741
07/2016	$270,220	$269,161	$273,457
08/2016	$271,319	$269,540	$275,566
09/2016	$272,418	$269,590	$274,991
10/2016	$270,440	$264,673	$270,735
11/2016	$287,033	$274,475	$286,198
12/2016	$290,610	$279,900	$293,351
01/2017	$292,727	$285,208	$295,441
02/2017	$300,750	$296,534	$306,057
03/2017	$297,518	$296,879	$302,940
04/2017	$297,853	$299,928	$302,371
05/2017	$297,295	$304,149	$302,075
06/2017	$301,641	$306,047	$307,013
07/2017	$306,990	$312,340	$311,093
08/2017	$303,758	$313,297	$307,469
09/2017	$312,784	$319,759	$316,576
10/2017	$318,913	$327,221	$318,875
11/2017	$330,502	$337,257	$328,639
12/2017	$336,752	$341,007	$333,436
01/2018	$352,075	$360,531	$346,327
02/2018	$336,163	$347,242	$329,790
03/2018	$332,391	$338,418	$323,989
04/2018	$332,037	$339,716	$325,058
05/2018	$338,166	$347,897	$326,988
06/2018	$334,159	$350,039	$327,798
07/2018	$347,714	$363,065	$340,772
08/2018	$349,835	$374,896	$345,808
09/2018	$348,067	$377,029	$346,494
10/2018	$323,079	$351,259	$328,552
11/2018	$327,087	$358,417	$338,361
12/2018	$292,021	$323,268	$305,870
01/2019	$318,498	$352,184	$329,677
02/2019	$326,118	$363,492	$340,211
03/2019	$324,181	$370,556	$342,374
04/2019	$339,421	$385,559	$354,518
05/2019	$314,236	$361,058	$331,724
06/2019	$338,388	$386,504	$355,536
07/2019	$344,329	$392,059	$358,483
08/2019	$329,218	$385,848	$347,942
09/2019	$340,325	$393,068	$360,356
10/2019	$344,329	$401,581	$365,393
11/2019	$357,374	$416,158	$376,690
12/2019	$365,340	$428,719	$387,052
01/2020	$352,417	$428,551	$378,725
02/2020	$314,456	$393,273	$342,047
03/2020	$249,573	$344,699	$283,593
04/2020	$283,764	$388,887	$315,475
05/2020	$292,245	$407,409	$326,286
06/2020	$292,649	$415,511	$324,120
07/2020	$302,745	$438,940	$336,934
08/2020	$312,168	$470,491	$350,866
09/2020	$303,149	$452,614	$342,248
10/2020	$296,418	$440,577	$337,750
11/2020	$340,706	$488,804	$383,182
12/2020	$354,346	$507,598	$397,873
01/2021	$357,182	$502,473	$394,229
02/2021	$374,197	$516,329	$418,053
03/2021	$395,691	$538,942	$442,653
04/2021	$408,528	$567,705	$460,355
05/2021	$417,334	$571,670	$471,102
06/2021	$416,737	$585,015	$465,707
07/2021	$415,991	$598,912	$469,429
08/2021	$427,633	$617,123	$478,739
09/2021	$407,781	$588,420	$462,075
10/2021	$427,633	$629,646	$485,538
11/2021	$412,707	$625,283	$468,428
12/2021	$435,409	$653,306	$497,979
01/2022	$425,733	$619,499	$486,379
02/2022	$420,157	$600,951	$480,735
03/2022	$426,061	$623,264	$494,306
04/2022	$404,742	$568,914	$466,425
05/2022	$416,713	$569,958	$475,492
06/2022	$380,142	$522,911	$433,947
07/2022	$404,578	$571,126	$462,724
08/2022	$392,278	$547,834	$448,937
09/2022	$359,971	$497,380	$409,571
10/2022	$401,790	$537,648	$451,564
11/2022	$424,257	$567,694	$479,783
12/2022	$401,700	$534,987	$460,442
01/2023	$436,106	$568,602	$484,302
02/2023	$417,183	$554,729	$467,226
03/2023	$406,000	$575,095	$465,075
04/2023	$405,140	$584,071	$472,082
05/2023	$389,485	$586,610	$453,875
06/2023	$418,215	$625,371	$484,024
07/2023	$436,106	$645,461	$501,045
08/2023	$423,720	$635,184	$487,518
09/2023	$408,753	$604,900	$468,705
10/2023	$392,238	$592,181	$452,168
11/2023	$420,795	$646,262	$486,285
12/2023	$446,892	$675,622	$513,221
01/2024	$453,640	$686,975	$513,752
02/2024	$472,340	$723,657	$532,705
03/2024	$503,187	$746,940	$559,337
04/2024	$476,968	$716,432	$535,445
05/2024	$487,378	$751,956	$552,418
06/2024	$482,751	$778,937	$547,222
07/2024	$509,935	$788,419	$575,197
08/2024	$519,575	$807,543	$590,627
09/2024	$524,394	$824,790	$598,824
10/2024	$519,767	$817,311	$592,234
11/2024	$557,169	$865,288	$630,053
12/2024	$519,486	$844,661	$586,962
01/2025	$547,689	$868,182	$614,130
02/2025	$542,458	$856,854	$616,623
03/2025	$524,490	$808,575	$599,498
04/2025	$511,753	$803,092	$581,226
05/2025	$528,584	$853,643	$601,636
06/2025	$552,011	$897,053	$622,202
07/2025	$560,199	$917,185	$625,775
08/2025	$584,763	$935,778	$645,718
09/2025	$597,045	$969,934	$655,364
10/2025	$607,963	$992,644	$658,258
11/2025	$630,707	$995,077	$675,743
12/2025	$645,014	$995,686	$680,326

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	24.16%	12.73%	9.94%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 231,032,235
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,254,333
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000190448
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	R6
Trading Symbol	BWLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 24.18% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,433	$9,504	$9,483
02/2016	$9,609	$9,491	$9,481
03/2016	$10,220	$10,135	$10,164
04/2016	$10,308	$10,174	$10,377
05/2016	$10,409	$10,357	$10,539
06/2016	$10,484	$10,384	$10,630
07/2016	$10,809	$10,766	$10,938
08/2016	$10,853	$10,782	$11,023
09/2016	$10,897	$10,784	$11,000
10/2016	$10,818	$10,587	$10,829
11/2016	$11,481	$10,979	$11,448
12/2016	$11,624	$11,196	$11,734
01/2017	$11,709	$11,408	$11,818
02/2017	$12,030	$11,861	$12,242
03/2017	$11,901	$11,875	$12,118
04/2017	$11,914	$11,997	$12,095
05/2017	$11,896	$12,166	$12,083
06/2017	$12,066	$12,242	$12,281
07/2017	$12,284	$12,494	$12,444
08/2017	$12,155	$12,532	$12,299
09/2017	$12,511	$12,790	$12,663
10/2017	$12,752	$13,089	$12,755
11/2017	$13,216	$13,490	$13,146
12/2017	$13,464	$13,640	$13,337
01/2018	$14,077	$14,421	$13,853
02/2018	$13,441	$13,890	$13,192
03/2018	$13,290	$13,537	$12,960
04/2018	$13,280	$13,589	$13,002
05/2018	$13,521	$13,916	$13,080
06/2018	$13,361	$14,002	$13,112
07/2018	$13,908	$14,523	$13,631
08/2018	$13,988	$14,996	$13,832
09/2018	$13,922	$15,081	$13,860
10/2018	$12,917	$14,050	$13,142
11/2018	$13,078	$14,337	$13,534
12/2018	$11,678	$12,931	$12,235
01/2019	$12,737	$14,087	$13,187
02/2019	$13,048	$14,540	$13,608
03/2019	$12,970	$14,822	$13,695
04/2019	$13,575	$15,422	$14,181
05/2019	$12,567	$14,442	$13,269
06/2019	$13,539	$15,460	$14,221
07/2019	$13,771	$15,682	$14,339
08/2019	$13,166	$15,434	$13,918
09/2019	$13,616	$15,723	$14,414
10/2019	$13,776	$16,063	$14,616
11/2019	$14,299	$16,646	$15,068
12/2019	$14,617	$17,149	$15,482
01/2020	$14,100	$17,142	$15,149
02/2020	$12,580	$15,731	$13,682
03/2020	$9,982	$13,788	$11,344
04/2020	$11,356	$15,555	$12,619
05/2020	$11,691	$16,296	$13,051
06/2020	$11,707	$16,620	$12,965
07/2020	$12,111	$17,558	$13,477
08/2020	$12,494	$18,820	$14,035
09/2020	$12,133	$18,105	$13,690
10/2020	$11,858	$17,623	$13,510
11/2020	$13,636	$19,552	$15,327
12/2020	$14,175	$20,304	$15,915
01/2021	$14,289	$20,099	$15,769
02/2021	$14,970	$20,653	$16,722
03/2021	$15,831	$21,558	$17,706
04/2021	$16,345	$22,708	$18,414
05/2021	$16,698	$22,867	$18,844
06/2021	$16,680	$23,401	$18,628
07/2021	$16,644	$23,956	$18,777
08/2021	$17,110	$24,685	$19,150
09/2021	$16,321	$23,537	$18,483
10/2021	$17,116	$25,186	$19,422
11/2021	$16,525	$25,011	$18,737
12/2021	$17,434	$26,132	$19,919
01/2022	$17,039	$24,780	$19,455
02/2022	$16,822	$24,038	$19,229
03/2022	$17,059	$24,931	$19,772
04/2022	$16,205	$22,757	$18,657
05/2022	$16,684	$22,798	$19,020
06/2022	$15,219	$20,916	$17,358
07/2022	$16,198	$22,845	$18,509
08/2022	$15,705	$21,913	$17,957
09/2022	$14,411	$19,895	$16,383
10/2022	$16,086	$21,506	$18,063
11/2022	$16,987	$22,708	$19,191
12/2022	$16,084	$21,399	$18,418
01/2023	$17,463	$22,744	$19,372
02/2023	$16,705	$22,189	$18,689
03/2023	$16,256	$23,004	$18,603
04/2023	$16,222	$23,363	$18,883
05/2023	$15,594	$23,464	$18,155
06/2023	$16,746	$25,015	$19,361
07/2023	$17,463	$25,818	$20,042
08/2023	$16,967	$25,407	$19,501
09/2023	$16,367	$24,196	$18,748
10/2023	$15,711	$23,687	$18,087
11/2023	$16,856	$25,850	$19,451
12/2023	$17,900	$27,025	$20,529
01/2024	$18,171	$27,479	$20,550
02/2024	$18,921	$28,946	$21,308
03/2024	$20,159	$29,878	$22,373
04/2024	$19,107	$28,657	$21,418
05/2024	$19,524	$30,078	$22,097
06/2024	$19,339	$31,157	$21,889
07/2024	$20,453	$31,537	$23,008
08/2024	$20,847	$32,302	$23,625
09/2024	$21,033	$32,992	$23,953
10/2024	$20,847	$32,692	$23,689
11/2024	$22,348	$34,612	$25,202
12/2024	$20,851	$33,786	$23,478
01/2025	$21,982	$34,727	$24,565
02/2025	$21,773	$34,274	$24,665
03/2025	$21,052	$32,343	$23,980
04/2025	$20,541	$32,124	$23,249
05/2025	$21,225	$34,146	$24,065
06/2025	$22,165	$35,882	$24,888
07/2025	$22,484	$36,687	$25,031
08/2025	$23,469	$37,431	$25,829
09/2025	$23,971	$38,797	$26,215
10/2025	$24,409	$39,706	$26,330
11/2025	$25,321	$39,803	$27,030
12/2025	$25,894	$39,827	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	24.18%	12.81%	9.98%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 231,032,235
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,254,333
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110039
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Y
Trading Symbol	BWLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 24.11% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 1000® Value Index return of 15.91%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund’s large cap value strategy, grounded in systematic diversification, capitalized on widening market strength to deliver strong performance during the twelve-month period.

  The Fund generated positive performance in all sectors where it invested, except within the Real Estate sector. The Fund's holdings in the Health Care and Financials sectors contributed meaningfully to the return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
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	Y	S&P 500® Index TR	Russell 1000® Value Index
12/2015	$100,000	$100,000	$100,000
01/2016	$94,315	$95,038	$94,833
02/2016	$96,078	$94,909	$94,809
03/2016	$102,204	$101,348	$101,638
04/2016	$103,085	$101,741	$103,773
05/2016	$104,099	$103,568	$105,385
06/2016	$104,848	$103,836	$106,297
07/2016	$108,065	$107,665	$109,383
08/2016	$108,506	$107,816	$110,226
09/2016	$108,903	$107,836	$109,997
10/2016	$108,153	$105,869	$108,294
11/2016	$114,764	$109,790	$114,479
12/2016	$116,171	$111,960	$117,340
01/2017	$117,019	$114,083	$118,176
02/2017	$120,280	$118,613	$122,423
03/2017	$118,940	$118,752	$121,176
04/2017	$119,074	$119,971	$120,948
05/2017	$118,851	$121,660	$120,830
06/2017	$120,548	$122,419	$122,805
07/2017	$122,692	$124,936	$124,437
08/2017	$121,396	$125,319	$122,988
09/2017	$125,014	$127,904	$126,630
10/2017	$127,426	$130,888	$127,550
11/2017	$132,026	$134,903	$131,456
12/2017	$134,546	$136,403	$133,374
01/2018	$140,638	$144,212	$138,531
02/2018	$134,310	$138,897	$131,916
03/2018	$132,799	$135,367	$129,595
04/2018	$132,657	$135,887	$130,023
05/2018	$135,066	$139,159	$130,795
06/2018	$133,460	$140,015	$131,119
07/2018	$138,891	$145,226	$136,309
08/2018	$139,694	$149,958	$138,323
09/2018	$139,033	$150,812	$138,598
10/2018	$128,974	$140,504	$131,421
11/2018	$130,579	$143,367	$135,344
12/2018	$116,581	$129,307	$122,348
01/2019	$127,184	$140,874	$131,871
02/2019	$130,235	$145,397	$136,084
03/2019	$129,459	$148,222	$136,950
04/2019	$135,511	$154,224	$141,807
05/2019	$125,425	$144,423	$132,690
06/2019	$135,045	$154,602	$142,215
07/2019	$137,425	$156,823	$143,393
08/2019	$131,373	$154,339	$139,177
09/2019	$135,821	$157,227	$144,142
10/2019	$137,425	$160,633	$146,157
11/2019	$142,597	$166,463	$150,676
12/2019	$145,795	$171,488	$154,821
01/2020	$140,622	$171,420	$151,490
02/2020	$125,429	$157,309	$136,819
03/2020	$99,567	$137,879	$113,437
04/2020	$113,198	$155,555	$126,190
05/2020	$116,539	$162,963	$130,514
06/2020	$116,754	$166,204	$129,648
07/2020	$120,741	$175,576	$134,774
08/2020	$124,513	$188,196	$140,346
09/2020	$120,903	$181,045	$136,899
10/2020	$118,209	$176,231	$135,100
11/2020	$135,881	$195,522	$153,273
12/2020	$141,217	$203,039	$159,149
01/2021	$142,352	$200,989	$157,692
02/2021	$149,165	$206,532	$167,221
03/2021	$157,711	$215,577	$177,061
04/2021	$162,791	$227,082	$184,142
05/2021	$166,317	$228,668	$188,441
06/2021	$166,078	$234,006	$186,283
07/2021	$165,719	$239,565	$187,772
08/2021	$170,381	$246,849	$191,496
09/2021	$162,492	$235,368	$184,830
10/2021	$170,381	$251,858	$194,215
11/2021	$164,464	$250,113	$187,371
12/2021	$173,464	$261,322	$199,192
01/2022	$169,592	$247,800	$194,552
02/2022	$167,426	$240,380	$192,294
03/2022	$169,723	$249,305	$197,722
04/2022	$161,191	$227,566	$186,570
05/2022	$165,982	$227,983	$190,197
06/2022	$151,412	$209,165	$173,579
07/2022	$161,125	$228,450	$185,089
08/2022	$156,203	$219,134	$179,575
09/2022	$143,339	$198,952	$163,828
10/2022	$159,944	$215,059	$180,626
11/2022	$168,935	$227,078	$191,913
12/2022	$159,917	$213,995	$184,177
01/2023	$173,611	$227,441	$193,721
02/2023	$166,110	$221,891	$186,891
03/2023	$161,569	$230,038	$186,030
04/2023	$161,225	$233,629	$188,833
05/2023	$155,032	$234,644	$181,550
06/2023	$166,454	$250,148	$193,610
07/2023	$173,542	$258,184	$200,418
08/2023	$168,587	$254,074	$195,007
09/2023	$162,670	$241,960	$187,482
10/2023	$156,064	$236,872	$180,867
11/2023	$167,486	$258,505	$194,514
12/2023	$177,812	$270,249	$205,288
01/2024	$180,511	$274,790	$205,501
02/2024	$187,913	$289,463	$213,082
03/2024	$200,173	$298,776	$223,735
04/2024	$189,686	$286,573	$214,178
05/2024	$193,850	$300,782	$220,967
06/2024	$192,000	$311,575	$218,889
07/2024	$202,795	$315,368	$230,079
08/2024	$206,650	$323,017	$236,251
09/2024	$208,501	$329,916	$239,530
10/2024	$206,650	$326,924	$236,894
11/2024	$221,532	$346,115	$252,021
12/2024	$206,501	$337,864	$234,785
01/2025	$217,690	$347,273	$245,652
02/2025	$215,598	$342,742	$246,649
03/2025	$208,502	$323,430	$239,799
04/2025	$203,408	$321,237	$232,491
05/2025	$210,140	$341,457	$240,655
06/2025	$219,419	$358,821	$248,881
07/2025	$222,602	$366,874	$250,310
08/2025	$232,336	$374,311	$258,287
09/2025	$237,249	$387,974	$262,146
10/2025	$241,524	$397,058	$263,303
11/2025	$250,621	$398,031	$270,297
12/2025	$256,278	$398,274	$272,131

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	24.11%	12.66%	9.87%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 231,032,235
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,254,333
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,032,235
# of Portfolio Holdings	105
Portfolio Turnover Rate	34%
Total Management Fees Paid	$1,254,333

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.4
Investment Companies	1.9
Foreign Common Stocks	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Energy	0.4
Consumer Staples	0.9
Real Estate	1.1
Materials	4.1
Consumer Discretionary	4.6
Communication Services	8.0
Industrials	12.4
Information Technology	19.0
Health Care	22.2
Financials	27.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Cisco Systems, Inc.	3.6
Alphabet, Inc., Class A	3.2
Johnson & Johnson	2.9
Capital One Financial Corp.	2.7
Gilead Sciences, Inc.	2.5
Newmont Corp.	2.4
Salesforce, Inc.	2.4
Applied Materials, Inc.	2.2
Citizens Financial Group, Inc.	2.1
MetLife, Inc.	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110032
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	A
Trading Symbol	SMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.21%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 6.05% (with sales charges) and 12.53% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$9,426	$10,000	$10,000
01/2016	$8,530	$9,504	$9,243
02/2016	$8,458	$9,491	$9,388
03/2016	$9,091	$10,135	$10,058
04/2016	$9,145	$10,174	$10,052
05/2016	$9,402	$10,357	$10,217
06/2016	$9,331	$10,384	$10,215
07/2016	$9,809	$10,766	$10,721
08/2016	$9,910	$10,782	$10,689
09/2016	$10,030	$10,784	$10,684
10/2016	$9,629	$10,587	$10,250
11/2016	$10,060	$10,979	$10,696
12/2016	$10,020	$11,196	$10,733
01/2017	$10,517	$11,408	$11,091
02/2017	$10,830	$11,861	$11,410
03/2017	$10,964	$11,875	$11,473
04/2017	$11,136	$11,997	$11,643
05/2017	$11,518	$12,166	$11,921
06/2017	$11,493	$12,242	$11,956
07/2017	$11,786	$12,494	$12,156
08/2017	$11,811	$12,532	$12,242
09/2017	$12,104	$12,790	$12,588
10/2017	$12,481	$13,089	$12,940
11/2017	$12,793	$13,490	$13,373
12/2017	$12,819	$13,640	$13,445
01/2018	$13,760	$14,421	$14,206
02/2018	$13,504	$13,890	$13,760
03/2018	$13,558	$13,537	$13,737
04/2018	$13,639	$13,589	$13,607
05/2018	$14,338	$13,916	$14,116
06/2018	$14,458	$14,002	$14,171
07/2018	$14,848	$14,523	$14,475
08/2018	$15,863	$14,996	$15,309
09/2018	$15,775	$15,081	$15,244
10/2018	$14,170	$14,050	$13,735
11/2018	$14,411	$14,337	$14,084
12/2018	$13,051	$12,931	$12,806
01/2019	$14,480	$14,087	$14,278
02/2019	$15,387	$14,540	$15,115
03/2019	$15,431	$14,822	$15,319
04/2019	$16,079	$15,422	$16,008
05/2019	$15,306	$14,442	$15,087
06/2019	$16,463	$15,460	$16,146
07/2019	$16,566	$15,682	$16,523
08/2019	$16,035	$15,434	$16,222
09/2019	$15,858	$15,723	$16,038
10/2019	$16,013	$16,063	$16,335
11/2019	$16,964	$16,646	$17,148
12/2019	$17,124	$17,149	$17,348
01/2020	$17,247	$17,142	$17,511
02/2020	$16,185	$15,731	$16,303
03/2020	$14,002	$13,788	$13,872
04/2020	$16,254	$15,555	$16,044
05/2020	$18,178	$16,296	$17,656
06/2020	$18,781	$16,620	$18,070
07/2020	$20,110	$17,558	$19,513
08/2020	$20,636	$18,820	$20,044
09/2020	$19,957	$18,105	$19,763
10/2020	$19,667	$17,623	$19,788
11/2020	$22,324	$19,552	$22,445
12/2020	$23,949	$20,304	$23,522
01/2021	$23,461	$20,099	$23,444
02/2021	$24,065	$20,653	$23,844
03/2021	$23,686	$21,558	$23,389
04/2021	$24,902	$22,708	$24,703
05/2021	$24,545	$22,867	$24,326
06/2021	$25,583	$23,401	$25,979
07/2021	$26,420	$23,956	$26,246
08/2021	$26,606	$24,685	$27,094
09/2021	$25,552	$23,537	$25,781
10/2021	$27,295	$25,186	$27,589
11/2021	$26,079	$25,011	$26,423
12/2021	$26,863	$26,132	$26,516
01/2022	$23,603	$24,780	$23,094
02/2022	$23,303	$24,038	$22,814
03/2022	$23,478	$24,931	$23,180
04/2022	$21,018	$22,757	$20,570
05/2022	$20,210	$22,798	$19,774
06/2022	$18,576	$20,916	$18,296
07/2022	$20,785	$22,845	$20,535
08/2022	$19,718	$21,913	$19,862
09/2022	$17,942	$19,895	$18,176
10/2022	$19,401	$21,506	$19,605
11/2022	$20,376	$22,708	$20,671
12/2022	$19,270	$21,399	$19,431
01/2023	$20,952	$22,744	$21,126
02/2023	$20,425	$22,189	$20,918
03/2023	$21,271	$23,004	$21,206
04/2023	$20,857	$23,363	$20,899
05/2023	$20,952	$23,464	$20,912
06/2023	$22,383	$25,015	$22,528
07/2023	$22,935	$25,818	$23,210
08/2023	$22,254	$25,407	$22,444
09/2023	$21,262	$24,196	$21,351
10/2023	$20,606	$23,687	$20,262
11/2023	$22,685	$25,850	$22,733
12/2023	$24,117	$27,025	$24,457
01/2024	$24,014	$27,479	$24,325
02/2024	$25,721	$28,946	$26,154
03/2024	$26,299	$29,878	$26,779
04/2024	$24,721	$28,657	$25,224
05/2024	$25,230	$30,078	$25,493
06/2024	$25,290	$31,157	$25,919
07/2024	$25,299	$31,537	$26,076
08/2024	$25,842	$32,302	$26,724
09/2024	$26,265	$32,992	$27,614
10/2024	$26,015	$32,692	$28,097
11/2024	$28,930	$34,612	$31,842
12/2024	$27,259	$33,786	$29,863
01/2025	$28,534	$34,727	$31,768
02/2025	$27,142	$34,274	$29,958
03/2025	$25,451	$32,343	$27,736
04/2025	$25,894	$32,124	$28,668
05/2025	$27,874	$34,146	$31,416
06/2025	$29,863	$35,882	$32,785
07/2025	$30,351	$36,687	$33,451
08/2025	$30,586	$37,431	$33,785
09/2025	$31,138	$38,797	$33,696
10/2025	$31,228	$39,706	$33,602
11/2025	$30,966	$39,803	$32,889
12/2025	$30,674	$39,827	$32,448

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	12.53%	5.07%	12.52%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	6.05%	3.83%	11.86%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 668,832,024
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,661,773
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110033
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	C
Trading Symbol	SMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.95%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 10.71% (with sales charges) and 11.71% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,050	$9,504	$9,243
02/2016	$8,965	$9,491	$9,388
03/2016	$9,627	$10,135	$10,058
04/2016	$9,679	$10,174	$10,052
05/2016	$9,948	$10,357	$10,217
06/2016	$9,869	$10,384	$10,215
07/2016	$10,367	$10,766	$10,721
08/2016	$10,472	$10,782	$10,689
09/2016	$10,589	$10,784	$10,684
10/2016	$10,157	$10,587	$10,250
11/2016	$10,602	$10,979	$10,696
12/2016	$10,559	$11,196	$10,733
01/2017	$11,070	$11,408	$11,091
02/2017	$11,392	$11,861	$11,410
03/2017	$11,525	$11,875	$11,473
04/2017	$11,700	$11,997	$11,643
05/2017	$12,099	$12,166	$11,921
06/2017	$12,064	$12,242	$11,956
07/2017	$12,358	$12,494	$12,156
08/2017	$12,379	$12,532	$12,242
09/2017	$12,681	$12,790	$12,588
10/2017	$13,066	$13,089	$12,940
11/2017	$13,381	$13,490	$13,373
12/2017	$13,402	$13,640	$13,445
01/2018	$14,387	$14,421	$14,206
02/2018	$14,105	$13,890	$13,760
03/2018	$14,157	$13,537	$13,737
04/2018	$14,224	$13,589	$13,607
05/2018	$14,949	$13,916	$14,116
06/2018	$15,060	$14,002	$14,171
07/2018	$15,460	$14,523	$14,475
08/2018	$16,503	$14,996	$15,309
09/2018	$16,407	$15,081	$15,244
10/2018	$14,727	$14,050	$13,735
11/2018	$14,971	$14,337	$14,084
12/2018	$13,546	$12,931	$12,806
01/2019	$15,024	$14,087	$14,278
02/2019	$15,955	$14,540	$15,115
03/2019	$15,988	$14,822	$15,319
04/2019	$16,657	$15,422	$16,008
05/2019	$15,841	$14,442	$15,087
06/2019	$17,025	$15,460	$16,146
07/2019	$17,123	$15,682	$16,523
08/2019	$16,559	$15,434	$16,222
09/2019	$16,371	$15,723	$16,038
10/2019	$16,518	$16,063	$16,335
11/2019	$17,490	$16,646	$17,148
12/2019	$17,652	$17,149	$17,348
01/2020	$17,763	$17,142	$17,511
02/2020	$16,668	$15,731	$16,303
03/2020	$14,404	$13,788	$13,872
04/2020	$16,719	$15,555	$16,044
05/2020	$18,679	$16,296	$17,656
06/2020	$19,290	$16,620	$18,070
07/2020	$20,647	$17,558	$19,513
08/2020	$21,173	$18,820	$20,044
09/2020	$20,460	$18,105	$19,763
10/2020	$20,146	$17,623	$19,788
11/2020	$22,852	$19,552	$22,445
12/2020	$24,505	$20,304	$23,522
01/2021	$23,997	$20,099	$23,444
02/2021	$24,592	$20,653	$23,844
03/2021	$24,195	$21,558	$23,389
04/2021	$25,427	$22,708	$24,703
05/2021	$25,040	$22,867	$24,326
06/2021	$26,065	$23,401	$25,979
07/2021	$26,901	$23,956	$26,246
08/2021	$27,073	$24,685	$27,094
09/2021	$25,979	$23,537	$25,781
10/2021	$27,745	$25,186	$27,589
11/2021	$26,487	$25,011	$26,423
12/2021	$27,273	$26,132	$26,516
01/2022	$23,938	$24,780	$23,094
02/2022	$23,629	$24,038	$22,814
03/2022	$23,788	$24,931	$23,180
04/2022	$21,284	$22,757	$20,570
05/2022	$20,452	$22,798	$19,774
06/2022	$18,789	$20,916	$18,296
07/2022	$21,004	$22,845	$20,535
08/2022	$19,911	$21,913	$19,862
09/2022	$18,107	$19,895	$18,176
10/2022	$19,574	$21,506	$19,605
11/2022	$20,546	$22,708	$20,671
12/2022	$19,417	$21,399	$19,431
01/2023	$21,096	$22,744	$21,126
02/2023	$20,553	$22,189	$20,918
03/2023	$21,397	$23,004	$21,206
04/2023	$20,970	$23,363	$20,899
05/2023	$21,048	$23,464	$20,912
06/2023	$22,474	$25,015	$22,528
07/2023	$23,018	$25,818	$23,210
08/2023	$22,319	$25,407	$22,444
09/2023	$21,310	$24,196	$21,351
10/2023	$20,640	$23,687	$20,262
11/2023	$22,707	$25,850	$22,733
12/2023	$24,124	$27,025	$24,457
01/2024	$24,007	$27,479	$24,325
02/2024	$25,705	$28,946	$26,154
03/2024	$26,259	$29,878	$26,779
04/2024	$24,667	$28,657	$25,224
05/2024	$25,162	$30,078	$25,493
06/2024	$25,201	$31,157	$25,919
07/2024	$25,191	$31,537	$26,076
08/2024	$25,725	$32,302	$26,724
09/2024	$26,132	$32,992	$27,614
10/2024	$25,861	$32,692	$28,097
11/2024	$28,743	$34,612	$31,842
12/2024	$27,067	$33,786	$29,863
01/2025	$28,305	$34,727	$31,768
02/2025	$26,913	$34,274	$29,958
03/2025	$25,224	$32,343	$27,736
04/2025	$25,644	$32,124	$28,668
05/2025	$27,589	$34,146	$31,416
06/2025	$29,534	$35,882	$32,785
07/2025	$30,005	$36,687	$33,451
08/2025	$30,220	$37,431	$33,785
09/2025	$30,752	$38,797	$33,696
10/2025	$30,814	$39,706	$33,602
11/2025	$30,537	$39,803	$32,889
12/2025	$30,237	$39,827	$32,448

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	11.71%	4.29%	11.70%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	10.71%	4.29%	11.70%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 668,832,024
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,661,773
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110031
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Investor
Trading Symbol	STMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$123	1.16%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 12.61% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,057	$9,504	$9,243
02/2016	$8,975	$9,491	$9,388
03/2016	$9,646	$10,135	$10,058
04/2016	$9,709	$10,174	$10,052
05/2016	$9,981	$10,357	$10,217
06/2016	$9,905	$10,384	$10,215
07/2016	$10,418	$10,766	$10,721
08/2016	$10,525	$10,782	$10,689
09/2016	$10,652	$10,784	$10,684
10/2016	$10,222	$10,587	$10,250
11/2016	$10,684	$10,979	$10,696
12/2016	$10,642	$11,196	$10,733
01/2017	$11,168	$11,408	$11,091
02/2017	$11,499	$11,861	$11,410
03/2017	$11,640	$11,875	$11,473
04/2017	$11,829	$11,997	$11,643
05/2017	$12,234	$12,166	$11,921
06/2017	$12,207	$12,242	$11,956
07/2017	$12,518	$12,494	$12,156
08/2017	$12,545	$12,532	$12,242
09/2017	$12,855	$12,790	$12,588
10/2017	$13,260	$13,089	$12,940
11/2017	$13,590	$13,490	$13,373
12/2017	$13,618	$13,640	$13,445
01/2018	$14,628	$14,421	$14,206
02/2018	$14,358	$13,890	$13,760
03/2018	$14,415	$13,537	$13,737
04/2018	$14,500	$13,589	$13,607
05/2018	$15,247	$13,916	$14,116
06/2018	$15,368	$14,002	$14,171
07/2018	$15,787	$14,523	$14,475
08/2018	$16,861	$14,996	$15,309
09/2018	$16,776	$15,081	$15,244
10/2018	$15,069	$14,050	$13,735
11/2018	$15,332	$14,337	$14,084
12/2018	$13,878	$12,931	$12,806
01/2019	$15,398	$14,087	$14,278
02/2019	$16,365	$14,540	$15,115
03/2019	$16,404	$14,822	$15,319
04/2019	$17,106	$15,422	$16,008
05/2019	$16,279	$14,442	$15,087
06/2019	$17,503	$15,460	$16,146
07/2019	$17,613	$15,682	$16,523
08/2019	$17,051	$15,434	$16,222
09/2019	$16,864	$15,723	$16,038
10/2019	$17,028	$16,063	$16,335
11/2019	$18,041	$16,646	$17,148
12/2019	$18,220	$17,149	$17,348
01/2020	$18,349	$17,142	$17,511
02/2020	$17,218	$15,731	$16,303
03/2020	$14,892	$13,788	$13,872
04/2020	$17,291	$15,555	$16,044
05/2020	$19,334	$16,296	$17,656
06/2020	$19,972	$16,620	$18,070
07/2020	$21,394	$17,558	$19,513
08/2020	$21,951	$18,820	$20,044
09/2020	$21,232	$18,105	$19,763
10/2020	$20,925	$17,623	$19,788
11/2020	$23,744	$19,552	$22,445
12/2020	$25,471	$20,304	$23,522
01/2021	$24,955	$20,099	$23,444
02/2021	$25,602	$20,653	$23,844
03/2021	$25,201	$21,558	$23,389
04/2021	$26,503	$22,708	$24,703
05/2021	$26,118	$22,867	$24,326
06/2021	$27,208	$23,401	$25,979
07/2021	$28,101	$23,956	$26,246
08/2021	$28,298	$24,685	$27,094
09/2021	$27,175	$23,537	$25,781
10/2021	$29,035	$25,186	$27,589
11/2021	$27,740	$25,011	$26,423
12/2021	$28,578	$26,132	$26,516
01/2022	$25,105	$24,780	$23,094
02/2022	$24,797	$24,038	$22,814
03/2022	$24,982	$24,931	$23,180
04/2022	$22,364	$22,757	$20,570
05/2022	$21,509	$22,798	$19,774
06/2022	$19,763	$20,916	$18,296
07/2022	$22,108	$22,845	$20,535
08/2022	$20,980	$21,913	$19,862
09/2022	$19,084	$19,895	$18,176
10/2022	$20,645	$21,506	$19,605
11/2022	$21,676	$22,708	$20,671
12/2022	$20,497	$21,399	$19,431
01/2023	$22,284	$22,744	$21,126
02/2023	$21,719	$22,189	$20,918
03/2023	$22,621	$23,004	$21,206
04/2023	$22,184	$23,363	$20,899
05/2023	$22,284	$23,464	$20,912
06/2023	$23,816	$25,015	$22,528
07/2023	$24,399	$25,818	$23,210
08/2023	$23,679	$25,407	$22,444
09/2023	$22,621	$24,196	$21,351
10/2023	$21,928	$23,687	$20,262
11/2023	$24,135	$25,850	$22,733
12/2023	$25,667	$27,025	$24,457
01/2024	$25,548	$27,479	$24,325
02/2024	$27,372	$28,946	$26,154
03/2024	$27,983	$29,878	$26,779
04/2024	$26,305	$28,657	$25,224
05/2024	$26,852	$30,078	$25,493
06/2024	$26,907	$31,157	$25,919
07/2024	$26,925	$31,537	$26,076
08/2024	$27,509	$32,302	$26,724
09/2024	$27,955	$32,992	$27,614
10/2024	$27,691	$32,692	$28,097
11/2024	$30,791	$34,612	$31,842
12/2024	$29,015	$33,786	$29,863
01/2025	$30,372	$34,727	$31,768
02/2025	$28,901	$34,274	$29,958
03/2025	$27,095	$32,343	$27,736
04/2025	$27,563	$32,124	$28,668
05/2025	$29,675	$34,146	$31,416
06/2025	$31,796	$35,882	$32,785
07/2025	$32,321	$36,687	$33,451
08/2025	$32,570	$37,431	$33,785
09/2025	$33,162	$38,797	$33,696
10/2025	$33,248	$39,706	$33,602
11/2025	$32,980	$39,803	$32,889
12/2025	$32,673	$39,827	$32,448

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	12.61%	5.11%	12.57%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 668,832,024
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,661,773
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110034
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	R5
Trading Symbol	SFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 12.85% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$250,000	$250,000	$250,000
01/2016	$226,519	$237,594	$231,075
02/2016	$224,586	$237,274	$234,697
03/2016	$241,436	$253,370	$251,448
04/2016	$242,956	$254,352	$251,295
05/2016	$249,862	$258,920	$255,416
06/2016	$248,204	$259,591	$255,377
07/2016	$260,912	$269,161	$268,025
08/2016	$263,812	$269,540	$267,237
09/2016	$266,989	$269,590	$267,104
10/2016	$256,354	$264,673	$256,252
11/2016	$267,956	$274,475	$267,392
12/2016	$267,042	$279,900	$268,321
01/2017	$280,329	$285,208	$277,267
02/2017	$288,651	$296,534	$285,240
03/2017	$292,447	$296,879	$286,821
04/2017	$297,119	$299,928	$291,076
05/2017	$307,486	$304,149	$298,026
06/2017	$306,902	$306,047	$298,910
07/2017	$314,786	$312,340	$303,904
08/2017	$315,662	$313,297	$306,048
09/2017	$323,546	$319,759	$314,702
10/2017	$333,620	$327,221	$323,508
11/2017	$342,089	$337,257	$334,320
12/2017	$342,836	$341,007	$336,121
01/2018	$368,339	$360,531	$355,138
02/2018	$361,467	$347,242	$343,991
03/2018	$363,147	$338,418	$343,429
04/2018	$365,284	$339,716	$340,186
05/2018	$384,221	$347,897	$352,910
06/2018	$387,428	$350,039	$354,273
07/2018	$397,965	$363,065	$361,878
08/2018	$425,300	$374,896	$382,736
09/2018	$423,162	$377,029	$381,108
10/2018	$380,250	$351,259	$343,369
11/2018	$386,969	$358,417	$352,103
12/2018	$350,389	$323,268	$320,153
01/2019	$389,010	$352,184	$356,942
02/2019	$413,601	$363,492	$377,872
03/2019	$414,757	$370,556	$382,970
04/2019	$432,416	$385,559	$400,192
05/2019	$411,786	$361,058	$377,169
06/2019	$442,814	$386,504	$403,658
07/2019	$445,785	$392,059	$413,082
08/2019	$431,591	$385,848	$405,558
09/2019	$427,135	$393,068	$400,939
10/2019	$431,426	$401,581	$408,371
11/2019	$457,173	$416,158	$428,689
12/2019	$461,770	$428,719	$433,710
01/2020	$465,169	$428,551	$437,769
02/2020	$436,786	$393,273	$407,582
03/2020	$377,812	$344,699	$346,795
04/2020	$438,826	$388,887	$401,100
05/2020	$490,832	$407,409	$441,392
06/2020	$507,148	$415,511	$451,738
07/2020	$543,349	$438,940	$487,828
08/2020	$557,795	$470,491	$501,099
09/2020	$539,440	$452,614	$494,082
10/2020	$531,792	$440,577	$494,688
11/2020	$603,683	$488,804	$561,134
12/2020	$647,854	$507,598	$588,053
01/2021	$634,956	$502,473	$586,089
02/2021	$651,294	$516,329	$596,098
03/2021	$641,319	$538,942	$584,729
04/2021	$674,511	$567,705	$617,583
05/2021	$665,052	$571,670	$608,145
06/2021	$692,913	$585,015	$649,470
07/2021	$715,615	$598,912	$656,160
08/2021	$720,946	$617,123	$677,339
09/2021	$692,397	$588,420	$644,535
10/2021	$739,864	$629,646	$689,726
11/2021	$707,016	$625,283	$660,584
12/2021	$728,557	$653,306	$662,901
01/2022	$640,181	$619,499	$577,357
02/2022	$632,329	$600,951	$570,349
03/2022	$637,077	$623,264	$579,506
04/2022	$570,612	$568,914	$514,254
05/2022	$548,883	$569,958	$494,348
06/2022	$504,512	$522,911	$457,394
07/2022	$564,586	$571,126	$513,368
08/2022	$535,736	$547,834	$496,553
09/2022	$487,713	$497,380	$454,407
10/2022	$527,702	$537,648	$490,120
11/2022	$554,178	$567,694	$516,784
12/2022	$524,280	$534,987	$485,768
01/2023	$570,065	$568,602	$528,157
02/2023	$555,992	$554,729	$522,943
03/2023	$579,072	$575,095	$530,147
04/2023	$568,189	$584,071	$522,468
05/2023	$571,003	$586,610	$522,790
06/2023	$610,034	$625,371	$563,198
07/2023	$625,233	$645,461	$580,239
08/2023	$606,844	$635,184	$561,110
09/2023	$579,823	$604,900	$533,776
10/2023	$562,184	$592,181	$506,539
11/2023	$619,041	$646,262	$568,335
12/2023	$658,258	$675,622	$611,420
01/2024	$655,631	$686,975	$608,126
02/2024	$702,543	$723,657	$653,850
03/2024	$718,305	$746,940	$669,484
04/2024	$675,522	$716,432	$630,603
05/2024	$689,595	$751,956	$637,325
06/2024	$691,284	$778,937	$647,971
07/2024	$691,659	$788,419	$651,898
08/2024	$706,858	$807,543	$668,095
09/2024	$718,680	$824,790	$690,357
10/2024	$711,925	$817,311	$702,418
11/2024	$791,861	$865,288	$796,041
12/2024	$746,510	$844,661	$746,563
01/2025	$781,372	$868,182	$794,193
02/2025	$743,589	$856,854	$748,939
03/2025	$697,431	$808,575	$693,407
04/2025	$709,701	$803,092	$716,697
05/2025	$764,038	$853,643	$785,407
06/2025	$818,765	$897,053	$819,619
07/2025	$832,398	$917,185	$836,268
08/2025	$839,215	$935,778	$844,635
09/2025	$854,601	$969,934	$842,399
10/2025	$857,133	$992,644	$840,044
11/2025	$850,316	$995,077	$822,222
12/2025	$842,473	$995,686	$811,193

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	12.85%	5.39%	12.92%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 668,832,024
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,661,773
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000210485
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	R6
Trading Symbol	SFMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 12.89% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,061	$9,504	$9,243
02/2016	$8,983	$9,491	$9,388
03/2016	$9,657	$10,135	$10,058
04/2016	$9,718	$10,174	$10,052
05/2016	$9,994	$10,357	$10,217
06/2016	$9,928	$10,384	$10,215
07/2016	$10,436	$10,766	$10,721
08/2016	$10,552	$10,782	$10,689
09/2016	$10,680	$10,784	$10,684
10/2016	$10,254	$10,587	$10,250
11/2016	$10,718	$10,979	$10,696
12/2016	$10,682	$11,196	$10,733
01/2017	$11,213	$11,408	$11,091
02/2017	$11,546	$11,861	$11,410
03/2017	$11,698	$11,875	$11,473
04/2017	$11,885	$11,997	$11,643
05/2017	$12,299	$12,166	$11,921
06/2017	$12,276	$12,242	$11,956
07/2017	$12,591	$12,494	$12,156
08/2017	$12,626	$12,532	$12,242
09/2017	$12,942	$12,790	$12,588
10/2017	$13,345	$13,089	$12,940
11/2017	$13,684	$13,490	$13,373
12/2017	$13,713	$13,640	$13,445
01/2018	$14,734	$14,421	$14,206
02/2018	$14,459	$13,890	$13,760
03/2018	$14,526	$13,537	$13,737
04/2018	$14,611	$13,589	$13,607
05/2018	$15,369	$13,916	$14,116
06/2018	$15,497	$14,002	$14,171
07/2018	$15,919	$14,523	$14,475
08/2018	$17,012	$14,996	$15,309
09/2018	$16,926	$15,081	$15,244
10/2018	$15,210	$14,050	$13,735
11/2018	$15,479	$14,337	$14,084
12/2018	$14,016	$12,931	$12,806
01/2019	$15,554	$14,087	$14,278
02/2019	$16,537	$14,540	$15,115
03/2019	$16,590	$14,822	$15,319
04/2019	$17,297	$15,422	$16,008
05/2019	$16,471	$14,442	$15,087
06/2019	$17,719	$15,460	$16,146
07/2019	$17,831	$15,682	$16,523
08/2019	$17,270	$15,434	$16,222
09/2019	$17,085	$15,723	$16,038
10/2019	$17,257	$16,063	$16,335
11/2019	$18,294	$16,646	$17,148
12/2019	$18,478	$17,149	$17,348
01/2020	$18,614	$17,142	$17,511
02/2020	$17,478	$15,731	$16,303
03/2020	$15,119	$13,788	$13,872
04/2020	$17,560	$15,555	$16,044
05/2020	$19,647	$16,296	$17,656
06/2020	$20,300	$16,620	$18,070
07/2020	$21,748	$17,558	$19,513
08/2020	$22,325	$18,820	$20,044
09/2020	$21,598	$18,105	$19,763
10/2020	$21,285	$17,623	$19,788
11/2020	$24,168	$19,552	$22,445
12/2020	$25,935	$20,304	$23,522
01/2021	$25,419	$20,099	$23,444
02/2021	$26,079	$20,653	$23,844
03/2021	$25,680	$21,558	$23,389
04/2021	$27,008	$22,708	$24,703
05/2021	$26,623	$22,867	$24,326
06/2021	$27,737	$23,401	$25,979
07/2021	$28,652	$23,956	$26,246
08/2021	$28,865	$24,685	$27,094
09/2021	$27,723	$23,537	$25,781
10/2021	$29,629	$25,186	$27,589
11/2021	$28,315	$25,011	$26,423
12/2021	$29,170	$26,132	$26,516
01/2022	$25,635	$24,780	$23,094
02/2022	$25,321	$24,038	$22,814
03/2022	$25,511	$24,931	$23,180
04/2022	$22,852	$22,757	$20,570
05/2022	$21,976	$22,798	$19,774
06/2022	$20,201	$20,916	$18,296
07/2022	$22,604	$22,845	$20,535
08/2022	$21,457	$21,913	$19,862
09/2022	$19,529	$19,895	$18,176
10/2022	$21,129	$21,506	$19,605
11/2022	$22,195	$22,708	$20,671
12/2022	$20,992	$21,399	$19,431
01/2023	$22,830	$22,744	$21,126
02/2023	$22,260	$22,189	$20,918
03/2023	$23,191	$23,004	$21,206
04/2023	$22,748	$23,363	$20,899
05/2023	$22,860	$23,464	$20,912
06/2023	$24,429	$25,015	$22,528
07/2023	$25,029	$25,818	$23,210
08/2023	$24,294	$25,407	$22,444
09/2023	$23,221	$24,196	$21,351
10/2023	$22,515	$23,687	$20,262
11/2023	$24,782	$25,850	$22,733
12/2023	$26,358	$27,025	$24,457
01/2024	$26,253	$27,479	$24,325
02/2024	$28,129	$28,946	$26,154
03/2024	$28,767	$29,878	$26,779
04/2024	$27,048	$28,657	$25,224
05/2024	$27,611	$30,078	$25,493
06/2024	$27,679	$31,157	$25,919
07/2024	$27,701	$31,537	$26,076
08/2024	$28,302	$32,302	$26,724
09/2024	$28,774	$32,992	$27,614
10/2024	$28,504	$32,692	$28,097
11/2024	$31,709	$34,612	$31,842
12/2024	$29,887	$33,786	$29,863
01/2025	$31,289	$34,727	$31,768
02/2025	$29,778	$34,274	$29,958
03/2025	$27,924	$32,343	$27,736
04/2025	$28,415	$32,124	$28,668
05/2025	$30,596	$34,146	$31,416
06/2025	$32,793	$35,882	$32,785
07/2025	$33,338	$36,687	$33,451
08/2025	$33,611	$37,431	$33,785
09/2025	$34,226	$38,797	$33,696
10/2025	$34,327	$39,706	$33,602
11/2025	$34,055	$39,803	$32,889
12/2025	$33,741	$39,827	$32,448

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	12.89%	5.40%	12.93%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 668,832,024
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,661,773
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110035
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Y
Trading Symbol	SMFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 12.81% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell Midcap® Growth Index return of 8.66%.

  Broad market performance during the period was driven higher primarily by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on medium-capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in all sectors where it invested, except within the Materials, Real Estate and Consumer Staples sectors. The Fund’s holdings in the Information Technology and Industrials sectors contributed meaningfully to the positive return of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell Midcap® Growth Index
12/2015	$100,000	$100,000	$100,000
01/2016	$90,587	$95,038	$92,430
02/2016	$89,756	$94,909	$93,879
03/2016	$96,512	$101,348	$100,579
04/2016	$97,121	$101,741	$100,518
05/2016	$99,889	$103,568	$102,167
06/2016	$99,169	$103,836	$102,151
07/2016	$104,319	$107,665	$107,210
08/2016	$105,371	$107,816	$106,895
09/2016	$106,700	$107,836	$106,842
10/2016	$102,436	$105,869	$102,501
11/2016	$107,032	$109,790	$106,957
12/2016	$106,666	$111,960	$107,329
01/2017	$111,935	$114,083	$110,907
02/2017	$115,272	$118,613	$114,096
03/2017	$116,794	$118,752	$114,728
04/2017	$118,667	$119,971	$116,430
05/2017	$122,765	$121,660	$119,210
06/2017	$122,531	$122,419	$119,564
07/2017	$125,634	$124,936	$121,561
08/2017	$125,985	$125,319	$122,419
09/2017	$129,146	$127,904	$125,881
10/2017	$133,186	$130,888	$129,403
11/2017	$136,523	$134,903	$133,728
12/2017	$136,822	$136,403	$134,448
01/2018	$146,928	$144,212	$142,055
02/2018	$144,233	$138,897	$137,596
03/2018	$144,846	$135,367	$137,372
04/2018	$145,703	$135,887	$136,074
05/2018	$153,236	$139,159	$141,164
06/2018	$154,522	$140,015	$141,709
07/2018	$158,687	$145,226	$144,751
08/2018	$169,589	$149,958	$153,094
09/2018	$168,731	$150,812	$152,443
10/2018	$151,583	$140,504	$137,348
11/2018	$154,216	$143,367	$140,841
12/2018	$139,670	$129,307	$128,061
01/2019	$155,034	$140,874	$142,777
02/2019	$164,769	$145,397	$151,149
03/2019	$165,299	$148,222	$153,188
04/2019	$172,319	$154,224	$160,077
05/2019	$164,041	$144,423	$150,868
06/2019	$176,425	$154,602	$161,463
07/2019	$177,551	$156,823	$165,233
08/2019	$171,922	$154,339	$162,223
09/2019	$170,134	$157,227	$160,376
10/2019	$171,789	$160,633	$163,349
11/2019	$182,054	$166,463	$171,475
12/2019	$183,832	$171,488	$173,484
01/2020	$185,197	$171,420	$175,107
02/2020	$173,873	$157,309	$163,033
03/2020	$150,408	$137,879	$138,718
04/2020	$174,692	$155,555	$160,440
05/2020	$195,360	$162,963	$176,557
06/2020	$201,909	$166,204	$180,695
07/2020	$216,301	$175,576	$195,131
08/2020	$221,963	$188,196	$200,440
09/2020	$214,733	$181,045	$197,633
10/2020	$211,663	$176,231	$197,875
11/2020	$240,244	$195,522	$224,453
12/2020	$257,768	$203,039	$235,221
01/2021	$252,659	$200,989	$234,436
02/2021	$259,148	$206,532	$238,439
03/2021	$255,144	$215,577	$233,891
04/2021	$268,330	$227,082	$247,033
05/2021	$264,533	$228,668	$243,258
06/2021	$275,578	$234,006	$259,788
07/2021	$284,690	$239,565	$262,464
08/2021	$286,692	$246,849	$270,936
09/2021	$275,371	$235,368	$257,814
10/2021	$294,286	$251,858	$275,891
11/2021	$281,170	$250,113	$264,234
12/2021	$289,749	$261,322	$265,160
01/2022	$254,548	$247,800	$230,943
02/2022	$251,395	$240,380	$228,139
03/2022	$253,375	$249,305	$231,802
04/2022	$226,901	$227,566	$205,702
05/2022	$218,247	$227,983	$197,739
06/2022	$200,573	$209,165	$182,958
07/2022	$224,481	$228,450	$205,347
08/2022	$212,967	$219,134	$198,621
09/2022	$193,900	$198,952	$181,763
10/2022	$209,740	$215,059	$196,048
11/2022	$220,300	$227,078	$206,714
12/2022	$208,364	$213,995	$194,307
01/2023	$226,532	$227,441	$211,263
02/2023	$220,953	$221,891	$209,177
03/2023	$230,150	$230,038	$212,059
04/2023	$225,778	$233,629	$208,987
05/2023	$226,833	$234,644	$209,116
06/2023	$242,363	$250,148	$225,279
07/2023	$248,394	$258,184	$232,096
08/2023	$241,081	$254,074	$224,444
09/2023	$230,377	$241,960	$213,511
10/2023	$223,366	$236,872	$202,615
11/2023	$245,830	$258,505	$227,334
12/2023	$261,511	$270,249	$244,568
01/2024	$260,380	$274,790	$243,251
02/2024	$279,000	$289,463	$261,540
03/2024	$285,257	$298,776	$267,794
04/2024	$268,220	$286,573	$252,241
05/2024	$273,798	$300,782	$254,930
06/2024	$274,477	$311,575	$259,189
07/2024	$274,628	$315,368	$260,759
08/2024	$280,658	$323,017	$267,238
09/2024	$285,257	$329,916	$276,143
10/2024	$282,618	$326,924	$280,967
11/2024	$314,280	$346,115	$318,416
12/2024	$296,287	$337,864	$298,625
01/2025	$310,143	$347,273	$317,677
02/2025	$295,113	$342,742	$299,576
03/2025	$276,796	$323,430	$277,363
04/2025	$281,649	$321,237	$286,679
05/2025	$303,254	$341,457	$314,163
06/2025	$324,937	$358,821	$327,848
07/2025	$330,339	$366,874	$334,507
08/2025	$333,000	$374,311	$337,854
09/2025	$339,106	$387,974	$336,960
10/2025	$340,045	$397,058	$336,018
11/2025	$337,384	$398,031	$328,889
12/2025	$334,228	$398,274	$324,477

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	12.81%	5.33%	12.82%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 668,832,024
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,661,773
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$668,832,024
# of Portfolio Holdings	91
Portfolio Turnover Rate	51%
Total Management Fees Paid	$5,661,773

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.2
Foreign Common Stocks	2.1
Investment Companies	0.7

Sector Allocation - % Equities

Value	Value
Materials	0.5
Utilities	1.4
Real Estate	1.5
Communication Services	4.9
Energy	5.5
Financials	9.6
Health Care	14.9
Consumer Discretionary	15.4
Industrials	21.0
Information Technology	25.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Vertiv Holdings Co., Class A	2.0
Burlington Stores, Inc.	1.9
Ross Stores, Inc.	1.9
FirstCash Holdings, Inc.	1.9
Take-Two Interactive Software, Inc.	1.8
Coherent Corp.	1.8
Axon Enterprise, Inc.	1.7
Five Below, Inc.	1.7
Evercore, Inc., Class A	1.7
Guidewire Software, Inc.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110026
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	A
Trading Symbol	SPWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.29%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 5.17% (with sales charges) and 11.55% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$9,425	$10,000	$10,000
01/2016	$8,543	$9,504	$8,917
02/2016	$8,329	$9,491	$8,853
03/2016	$8,944	$10,135	$9,532
04/2016	$9,084	$10,174	$9,627
05/2016	$9,358	$10,357	$9,886
06/2016	$9,505	$10,384	$9,841
07/2016	$10,000	$10,766	$10,484
08/2016	$10,127	$10,782	$10,596
09/2016	$10,348	$10,784	$10,748
10/2016	$9,739	$10,587	$10,080
11/2016	$10,394	$10,979	$10,982
12/2016	$10,331	$11,196	$11,132
01/2017	$10,601	$11,408	$11,313
02/2017	$10,668	$11,861	$11,590
03/2017	$10,810	$11,875	$11,727
04/2017	$10,952	$11,997	$11,943
05/2017	$11,039	$12,166	$11,835
06/2017	$11,188	$12,242	$12,242
07/2017	$11,322	$12,494	$12,346
08/2017	$11,282	$12,532	$12,332
09/2017	$11,774	$12,790	$13,003
10/2017	$12,024	$13,089	$13,205
11/2017	$12,293	$13,490	$13,584
12/2017	$12,301	$13,640	$13,599
01/2018	$12,923	$14,421	$14,129
02/2018	$12,846	$13,890	$13,727
03/2018	$13,126	$13,537	$13,912
04/2018	$13,217	$13,589	$13,926
05/2018	$14,343	$13,916	$14,802
06/2018	$14,517	$14,002	$14,918
07/2018	$14,853	$14,523	$15,175
08/2018	$16,433	$14,996	$16,119
09/2018	$16,133	$15,081	$15,742
10/2018	$14,224	$14,050	$13,750
11/2018	$14,496	$14,337	$13,965
12/2018	$12,674	$12,931	$12,334
01/2019	$14,001	$14,087	$13,758
02/2019	$14,916	$14,540	$14,646
03/2019	$14,608	$14,822	$14,448
04/2019	$15,472	$15,422	$14,888
05/2019	$14,669	$14,442	$13,784
06/2019	$15,575	$15,460	$14,845
07/2019	$15,853	$15,682	$14,990
08/2019	$15,050	$15,434	$14,343
09/2019	$14,680	$15,723	$14,226
10/2019	$14,639	$16,063	$14,630
11/2019	$15,534	$16,646	$15,492
12/2019	$15,522	$17,149	$15,847
01/2020	$15,660	$17,142	$15,672
02/2020	$14,268	$15,731	$14,541
03/2020	$12,070	$13,788	$11,764
04/2020	$14,211	$15,555	$13,516
05/2020	$15,971	$16,296	$14,793
06/2020	$16,604	$16,620	$15,362
07/2020	$17,593	$17,558	$15,889
08/2020	$18,031	$18,820	$16,822
09/2020	$17,214	$18,105	$16,461
10/2020	$17,122	$17,623	$16,586
11/2020	$19,308	$19,552	$19,511
12/2020	$21,304	$20,304	$21,335
01/2021	$21,830	$20,099	$22,363
02/2021	$22,485	$20,653	$23,102
03/2021	$21,882	$21,558	$22,375
04/2021	$23,114	$22,708	$22,863
05/2021	$22,536	$22,867	$22,210
06/2021	$23,319	$23,401	$23,251
07/2021	$23,614	$23,956	$22,404
08/2021	$24,243	$24,685	$22,812
09/2021	$23,640	$23,537	$21,937
10/2021	$25,167	$25,186	$22,964
11/2021	$24,089	$25,011	$21,843
12/2021	$24,285	$26,132	$21,939
01/2022	$20,850	$24,780	$18,999
02/2022	$21,009	$24,038	$19,082
03/2022	$21,233	$24,931	$19,169
04/2022	$19,044	$22,757	$16,817
05/2022	$18,517	$22,798	$16,500
06/2022	$17,095	$20,916	$15,478
07/2022	$18,853	$22,845	$17,211
08/2022	$18,261	$21,913	$17,049
09/2022	$16,776	$19,895	$15,516
10/2022	$18,245	$21,506	$16,988
11/2022	$18,485	$22,708	$17,265
12/2022	$17,306	$21,399	$16,157
01/2023	$18,856	$22,744	$17,764
02/2023	$18,468	$22,189	$17,571
03/2023	$18,376	$23,004	$17,138
04/2023	$17,933	$23,363	$16,939
05/2023	$17,823	$23,464	$16,942
06/2023	$19,299	$25,015	$18,347
07/2023	$19,723	$25,818	$19,204
08/2023	$19,483	$25,407	$18,205
09/2023	$18,321	$24,196	$17,004
10/2023	$17,417	$23,687	$15,692
11/2023	$19,151	$25,850	$17,121
12/2023	$20,629	$27,025	$19,171
01/2024	$20,236	$27,479	$18,556
02/2024	$22,053	$28,946	$20,064
03/2024	$22,597	$29,878	$20,625
04/2024	$21,341	$28,657	$19,037
05/2024	$22,184	$30,078	$20,056
06/2024	$21,978	$31,157	$20,023
07/2024	$22,728	$31,537	$21,662
08/2024	$23,215	$32,302	$21,422
09/2024	$23,365	$32,992	$21,707
10/2024	$22,971	$32,692	$21,419
11/2024	$25,276	$34,612	$24,045
12/2024	$23,787	$33,786	$22,077
01/2025	$25,006	$34,727	$22,775
02/2025	$23,137	$34,274	$21,233
03/2025	$21,776	$32,343	$19,623
04/2025	$21,796	$32,124	$19,497
05/2025	$23,238	$34,146	$20,749
06/2025	$24,478	$35,882	$21,971
07/2025	$24,904	$36,687	$22,345
08/2025	$25,981	$37,431	$23,666
09/2025	$26,631	$38,797	$24,650
10/2025	$27,179	$39,706	$25,447
11/2025	$26,976	$39,803	$25,273
12/2025	$26,533	$39,827	$24,949

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	11.55%	4.49%	10.90%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	5.17%	3.26%	10.25%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 444,679,057
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 3,347,796
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110027
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	C
Trading Symbol	SPWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.07%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 9.70% (with sales charges) and 10.70% (without sales charges) for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,062	$9,504	$8,917
02/2016	$8,828	$9,491	$8,853
03/2016	$9,480	$10,135	$9,532
04/2016	$9,619	$10,174	$9,627
05/2016	$9,905	$10,357	$9,886
06/2016	$10,051	$10,384	$9,841
07/2016	$10,564	$10,766	$10,484
08/2016	$10,696	$10,782	$10,596
09/2016	$10,916	$10,784	$10,748
10/2016	$10,271	$10,587	$10,080
11/2016	$10,952	$10,979	$10,982
12/2016	$10,876	$11,196	$11,132
01/2017	$11,157	$11,408	$11,313
02/2017	$11,223	$11,861	$11,590
03/2017	$11,364	$11,875	$11,727
04/2017	$11,504	$11,997	$11,943
05/2017	$11,593	$12,166	$11,835
06/2017	$11,733	$12,242	$12,242
07/2017	$11,874	$12,494	$12,346
08/2017	$11,822	$12,532	$12,332
09/2017	$12,325	$12,790	$13,003
10/2017	$12,583	$13,089	$13,205
11/2017	$12,857	$13,490	$13,584
12/2017	$12,857	$13,640	$13,599
01/2018	$13,503	$14,421	$14,129
02/2018	$13,418	$13,890	$13,727
03/2018	$13,695	$13,537	$13,912
04/2018	$13,787	$13,589	$13,926
05/2018	$14,939	$13,916	$14,802
06/2018	$15,115	$14,002	$14,918
07/2018	$15,453	$14,523	$15,175
08/2018	$17,082	$14,996	$16,119
09/2018	$16,767	$15,081	$15,742
10/2018	$14,770	$14,050	$13,750
11/2018	$15,046	$14,337	$13,965
12/2018	$13,139	$12,931	$12,334
01/2019	$14,522	$14,087	$13,758
02/2019	$15,451	$14,540	$14,646
03/2019	$15,126	$14,822	$14,448
04/2019	$16,009	$15,422	$14,888
05/2019	$15,172	$14,442	$13,784
06/2019	$16,102	$15,460	$14,845
07/2019	$16,369	$15,682	$14,990
08/2019	$15,532	$15,434	$14,343
09/2019	$15,137	$15,723	$14,226
10/2019	$15,091	$16,063	$14,630
11/2019	$15,997	$16,646	$15,492
12/2019	$15,973	$17,149	$15,847
01/2020	$16,104	$17,142	$15,672
02/2020	$14,671	$15,731	$14,541
03/2020	$12,397	$13,788	$11,764
04/2020	$14,579	$15,555	$13,516
05/2020	$16,393	$16,296	$14,793
06/2020	$17,024	$16,620	$15,362
07/2020	$18,023	$17,558	$15,889
08/2020	$18,470	$18,820	$16,822
09/2020	$17,616	$18,105	$16,461
10/2020	$17,511	$17,623	$16,586
11/2020	$19,732	$19,552	$19,511
12/2020	$21,748	$20,304	$21,335
01/2021	$22,269	$20,099	$22,363
02/2021	$22,938	$20,653	$23,102
03/2021	$22,313	$21,558	$22,375
04/2021	$23,547	$22,708	$22,863
05/2021	$22,938	$22,867	$22,210
06/2021	$23,725	$23,401	$23,251
07/2021	$24,008	$23,956	$22,404
08/2021	$24,632	$24,685	$22,812
09/2021	$24,052	$23,537	$21,937
10/2021	$25,836	$25,186	$22,964
11/2021	$24,959	$25,011	$21,843
12/2021	$25,412	$26,132	$21,939
01/2022	$21,798	$24,780	$18,999
02/2022	$21,018	$24,038	$19,082
03/2022	$21,208	$24,931	$19,169
04/2022	$19,002	$22,757	$16,817
05/2022	$18,469	$22,798	$16,500
06/2022	$17,043	$20,916	$15,478
07/2022	$18,793	$22,845	$17,211
08/2022	$18,184	$21,913	$17,049
09/2022	$16,681	$19,895	$15,516
10/2022	$18,146	$21,506	$16,988
11/2022	$18,355	$22,708	$17,265
12/2022	$17,180	$21,399	$16,157
01/2023	$18,721	$22,744	$17,764
02/2023	$18,313	$22,189	$17,571
03/2023	$18,222	$23,004	$17,138
04/2023	$17,769	$23,363	$16,939
05/2023	$17,633	$23,464	$16,942
06/2023	$19,083	$25,015	$18,347
07/2023	$19,514	$25,818	$19,204
08/2023	$19,265	$25,407	$18,205
09/2023	$18,086	$24,196	$17,004
10/2023	$17,180	$23,687	$15,692
11/2023	$18,879	$25,850	$17,121
12/2023	$20,310	$27,025	$19,171
01/2024	$19,917	$27,479	$18,556
02/2024	$21,696	$28,946	$20,064
03/2024	$22,205	$29,878	$20,625
04/2024	$20,957	$28,657	$19,037
05/2024	$21,766	$30,078	$20,056
06/2024	$21,558	$31,157	$20,023
07/2024	$22,297	$31,537	$21,662
08/2024	$22,759	$32,302	$21,422
09/2024	$22,875	$32,992	$21,707
10/2024	$22,482	$32,692	$21,419
11/2024	$24,723	$34,612	$24,045
12/2024	$23,258	$33,786	$22,077
01/2025	$24,436	$34,727	$22,775
02/2025	$22,592	$34,274	$21,233
03/2025	$21,234	$32,343	$19,623
04/2025	$21,260	$32,124	$19,497
05/2025	$22,643	$34,146	$20,749
06/2025	$23,821	$35,882	$21,971
07/2025	$24,231	$36,687	$22,345
08/2025	$25,281	$37,431	$23,666
09/2025	$25,870	$38,797	$24,650
10/2025	$26,408	$39,706	$25,447
11/2025	$26,178	$39,803	$25,273
12/2025	$25,746	$39,827	$24,949

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	10.70%	3.43%	9.92%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	9.70%	3.43%	9.92%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 444,679,057
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 3,347,796
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110030
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Investor
Trading Symbol	STSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$135	1.28%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 11.50% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,070	$9,504	$8,917
02/2016	$8,838	$9,491	$8,853
03/2016	$9,493	$10,135	$9,532
04/2016	$9,641	$10,174	$9,627
05/2016	$9,937	$10,357	$9,886
06/2016	$10,092	$10,384	$9,841
07/2016	$10,620	$10,766	$10,484
08/2016	$10,761	$10,782	$10,596
09/2016	$10,993	$10,784	$10,748
10/2016	$10,345	$10,587	$10,080
11/2016	$11,042	$10,979	$10,982
12/2016	$10,976	$11,196	$11,132
01/2017	$11,267	$11,408	$11,313
02/2017	$11,338	$11,861	$11,590
03/2017	$11,494	$11,875	$11,727
04/2017	$11,636	$11,997	$11,943
05/2017	$11,743	$12,166	$11,835
06/2017	$11,892	$12,242	$12,242
07/2017	$12,041	$12,494	$12,346
08/2017	$11,999	$12,532	$12,332
09/2017	$12,517	$12,790	$13,003
10/2017	$12,787	$13,089	$13,205
11/2017	$13,071	$13,490	$13,584
12/2017	$13,086	$13,640	$13,599
01/2018	$13,742	$14,421	$14,129
02/2018	$13,668	$13,890	$13,727
03/2018	$13,962	$13,537	$13,912
04/2018	$14,058	$13,589	$13,926
05/2018	$15,244	$13,916	$14,802
06/2018	$15,435	$14,002	$14,918
07/2018	$15,789	$14,523	$15,175
08/2018	$17,468	$14,996	$16,119
09/2018	$17,151	$15,081	$15,742
10/2018	$15,119	$14,050	$13,750
11/2018	$15,406	$14,337	$13,965
12/2018	$13,470	$12,931	$12,334
01/2019	$14,894	$14,087	$13,758
02/2019	$15,864	$14,540	$14,646
03/2019	$15,541	$14,822	$14,448
04/2019	$16,447	$15,422	$14,888
05/2019	$15,595	$14,442	$13,784
06/2019	$16,565	$15,460	$14,845
07/2019	$16,857	$15,682	$14,990
08/2019	$15,994	$15,434	$14,343
09/2019	$15,595	$15,723	$14,226
10/2019	$15,562	$16,063	$14,630
11/2019	$16,511	$16,646	$15,492
12/2019	$16,500	$17,149	$15,847
01/2020	$16,644	$17,142	$15,672
02/2020	$15,163	$15,731	$14,541
03/2020	$12,826	$13,788	$11,764
04/2020	$15,103	$15,555	$13,516
05/2020	$16,982	$16,296	$14,793
06/2020	$17,644	$16,620	$15,362
07/2020	$18,692	$17,558	$15,889
08/2020	$19,161	$18,820	$16,822
09/2020	$18,282	$18,105	$16,461
10/2020	$18,186	$17,623	$16,586
11/2020	$20,510	$19,552	$19,511
12/2020	$22,635	$20,304	$21,335
01/2021	$23,198	$20,099	$22,363
02/2021	$23,895	$20,653	$23,102
03/2021	$23,265	$21,558	$22,375
04/2021	$24,552	$22,708	$22,863
05/2021	$23,949	$22,867	$22,210
06/2021	$24,780	$23,401	$23,251
07/2021	$25,089	$23,956	$22,404
08/2021	$25,759	$24,685	$22,812
09/2021	$25,102	$23,537	$21,937
10/2021	$26,738	$25,186	$22,964
11/2021	$25,598	$25,011	$21,843
12/2021	$25,788	$26,132	$21,939
01/2022	$22,147	$24,780	$18,999
02/2022	$22,330	$24,038	$19,082
03/2022	$22,562	$24,931	$19,169
04/2022	$20,235	$22,757	$16,817
05/2022	$19,669	$22,798	$16,500
06/2022	$18,156	$20,916	$15,478
07/2022	$20,035	$22,845	$17,211
08/2022	$19,403	$21,913	$17,049
09/2022	$17,824	$19,895	$15,516
10/2022	$19,387	$21,506	$16,988
11/2022	$19,636	$22,708	$17,265
12/2022	$18,375	$21,399	$16,157
01/2023	$20,021	$22,744	$17,764
02/2023	$19,620	$22,189	$17,571
03/2023	$19,524	$23,004	$17,138
04/2023	$19,045	$23,363	$16,939
05/2023	$18,930	$23,464	$16,942
06/2023	$20,481	$25,015	$18,347
07/2023	$20,959	$25,818	$19,204
08/2023	$20,711	$25,407	$18,205
09/2023	$19,466	$24,196	$17,004
10/2023	$18,490	$23,687	$15,692
11/2023	$20,347	$25,850	$17,121
12/2023	$21,900	$27,025	$19,171
01/2024	$21,492	$27,479	$18,556
02/2024	$23,435	$28,946	$20,064
03/2024	$23,998	$29,878	$20,625
04/2024	$22,658	$28,657	$19,037
05/2024	$23,551	$30,078	$20,056
06/2024	$23,338	$31,157	$20,023
07/2024	$24,154	$31,537	$21,662
08/2024	$24,659	$32,302	$21,422
09/2024	$24,814	$32,992	$21,707
10/2024	$24,406	$32,692	$21,419
11/2024	$26,855	$34,612	$24,045
12/2024	$25,272	$33,786	$22,077
01/2025	$26,555	$34,727	$22,775
02/2025	$24,578	$34,274	$21,233
03/2025	$23,127	$32,343	$19,623
04/2025	$23,149	$32,124	$19,497
05/2025	$24,683	$34,146	$20,749
06/2025	$25,987	$35,882	$21,971
07/2025	$26,470	$36,687	$22,345
08/2025	$27,606	$37,431	$23,666
09/2025	$28,279	$38,797	$24,650
10/2025	$28,867	$39,706	$25,447
11/2025	$28,636	$39,803	$25,273
12/2025	$28,177	$39,827	$24,949

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	11.50%	4.48%	10.91%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 444,679,057
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 3,347,796
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110028
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	R5
Trading Symbol	STSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 11.82% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$250,000	$250,000	$250,000
01/2016	$226,790	$237,594	$222,913
02/2016	$221,154	$237,274	$221,337
03/2016	$237,566	$253,370	$238,293
04/2016	$241,214	$254,352	$240,669
05/2016	$248,674	$258,920	$247,153
06/2016	$252,653	$259,591	$246,016
07/2016	$265,915	$269,161	$262,102
08/2016	$269,397	$269,540	$264,888
09/2016	$275,199	$269,590	$268,702
10/2016	$259,284	$264,673	$252,004
11/2016	$276,691	$274,475	$274,550
12/2016	$275,122	$279,900	$278,295
01/2017	$282,309	$285,208	$282,814
02/2017	$284,148	$296,534	$289,749
03/2017	$288,159	$296,879	$293,180
04/2017	$291,836	$299,928	$298,580
05/2017	$294,511	$304,149	$295,865
06/2017	$298,355	$306,047	$306,048
07/2017	$302,032	$312,340	$308,653
08/2017	$301,197	$313,297	$308,292
09/2017	$314,234	$319,759	$325,078
10/2017	$321,087	$327,221	$330,115
11/2017	$328,274	$337,257	$339,593
12/2017	$328,622	$341,007	$339,984
01/2018	$345,218	$360,531	$353,237
02/2018	$343,316	$347,242	$343,180
03/2018	$350,922	$338,418	$347,801
04/2018	$353,515	$339,716	$348,142
05/2018	$383,421	$347,897	$370,061
06/2018	$388,262	$350,039	$372,956
07/2018	$397,251	$363,065	$379,368
08/2018	$439,604	$374,896	$402,987
09/2018	$431,652	$377,029	$393,555
10/2018	$380,828	$351,259	$343,757
11/2018	$388,089	$358,417	$349,134
12/2018	$339,325	$323,268	$308,338
01/2019	$375,147	$352,184	$343,946
02/2019	$399,683	$363,492	$366,158
03/2019	$391,586	$370,556	$361,202
04/2019	$414,895	$385,559	$372,202
05/2019	$393,303	$361,058	$344,588
06/2019	$417,839	$386,504	$371,128
07/2019	$425,445	$392,059	$374,756
08/2019	$403,854	$385,848	$358,584
09/2019	$394,040	$393,068	$355,641
10/2019	$393,058	$401,581	$365,761
11/2019	$417,103	$416,158	$387,289
12/2019	$417,088	$428,719	$396,164
01/2020	$420,608	$428,551	$391,802
02/2020	$383,504	$393,273	$363,514
03/2020	$324,462	$344,699	$294,093
04/2020	$381,879	$388,887	$337,896
05/2020	$429,817	$407,409	$369,826
06/2020	$446,609	$415,511	$384,038
07/2020	$473,421	$438,940	$397,235
08/2020	$485,338	$470,491	$420,539
09/2020	$463,401	$452,614	$411,528
10/2020	$460,963	$440,577	$414,654
11/2020	$520,005	$488,804	$487,772
12/2020	$573,749	$507,598	$533,365
01/2021	$588,041	$502,473	$559,080
02/2021	$606,203	$516,329	$577,540
03/2021	$590,125	$538,942	$559,367
04/2021	$623,174	$567,705	$571,563
05/2021	$607,990	$571,670	$555,240
06/2021	$629,129	$585,015	$581,280
07/2021	$637,168	$598,912	$560,109
08/2021	$654,437	$617,123	$570,289
09/2021	$638,062	$588,420	$548,423
10/2021	$679,745	$629,646	$574,103
11/2021	$650,864	$625,283	$546,064
12/2021	$656,005	$653,306	$548,484
01/2022	$563,570	$619,499	$474,971
02/2022	$568,227	$600,951	$477,044
03/2022	$573,960	$623,264	$479,225
04/2022	$514,844	$568,914	$420,428
05/2022	$500,871	$569,958	$412,488
06/2022	$462,894	$522,911	$386,953
07/2022	$510,545	$571,126	$430,278
08/2022	$494,422	$547,834	$426,233
09/2022	$454,295	$497,380	$387,889
10/2022	$494,422	$537,648	$424,708
11/2022	$500,871	$567,694	$431,624
12/2022	$469,045	$534,987	$403,918
01/2023	$510,953	$568,602	$444,096
02/2023	$500,879	$554,729	$439,285
03/2023	$498,461	$575,095	$428,446
04/2023	$486,372	$584,071	$423,468
05/2023	$483,552	$586,610	$423,545
06/2023	$523,445	$625,371	$458,663
07/2023	$535,533	$645,461	$480,107
08/2023	$529,086	$635,184	$455,114
09/2023	$497,655	$604,900	$425,095
10/2023	$473,075	$592,181	$392,311
11/2023	$520,221	$646,262	$428,026
12/2023	$560,569	$675,622	$479,282
01/2024	$549,962	$686,975	$463,912
02/2024	$599,736	$723,657	$501,593
03/2024	$614,423	$746,940	$515,621
04/2024	$580,152	$716,432	$475,919
05/2024	$603,407	$751,956	$501,405
06/2024	$598,104	$778,937	$500,569
07/2024	$618,911	$788,419	$541,546
08/2024	$632,374	$807,543	$535,550
09/2024	$636,046	$824,790	$542,667
10/2024	$625,846	$817,311	$535,467
11/2024	$688,676	$865,288	$601,124
12/2024	$648,526	$844,661	$551,914
01/2025	$681,583	$868,182	$569,363
02/2025	$630,693	$856,854	$530,820
03/2025	$593,721	$808,575	$490,564
04/2025	$594,591	$803,092	$487,424
05/2025	$633,738	$853,643	$518,717
06/2025	$667,665	$897,053	$549,264
07/2025	$680,279	$917,185	$558,619
08/2025	$709,421	$935,778	$591,659
09/2025	$727,254	$969,934	$616,239
10/2025	$742,478	$992,644	$636,177
11/2025	$736,823	$995,077	$631,826
12/2025	$725,159	$995,686	$623,733

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	11.82%	4.80%	11.24%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 444,679,057
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 3,347,796
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000213181
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	R6
Trading Symbol	STSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 11.92% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,072	$9,504	$8,917
02/2016	$8,846	$9,491	$8,853
03/2016	$9,503	$10,135	$9,532
04/2016	$9,649	$10,174	$9,627
05/2016	$9,947	$10,357	$9,886
06/2016	$10,106	$10,384	$9,841
07/2016	$10,637	$10,766	$10,484
08/2016	$10,776	$10,782	$10,596
09/2016	$11,008	$10,784	$10,748
10/2016	$10,371	$10,587	$10,080
11/2016	$11,068	$10,979	$10,982
12/2016	$11,005	$11,196	$11,132
01/2017	$11,292	$11,408	$11,313
02/2017	$11,366	$11,861	$11,590
03/2017	$11,526	$11,875	$11,727
04/2017	$11,673	$11,997	$11,943
05/2017	$11,780	$12,166	$11,835
06/2017	$11,934	$12,242	$12,242
07/2017	$12,081	$12,494	$12,346
08/2017	$12,048	$12,532	$12,332
09/2017	$12,569	$12,790	$13,003
10/2017	$12,843	$13,089	$13,205
11/2017	$13,131	$13,490	$13,584
12/2017	$13,145	$13,640	$13,599
01/2018	$13,809	$14,421	$14,129
02/2018	$13,733	$13,890	$13,727
03/2018	$14,037	$13,537	$13,912
04/2018	$14,141	$13,589	$13,926
05/2018	$15,337	$13,916	$14,802
06/2018	$15,530	$14,002	$14,918
07/2018	$15,890	$14,523	$15,175
08/2018	$17,584	$14,996	$16,119
09/2018	$17,266	$15,081	$15,742
10/2018	$15,233	$14,050	$13,750
11/2018	$15,524	$14,337	$13,965
12/2018	$13,573	$12,931	$12,334
01/2019	$15,006	$14,087	$13,758
02/2019	$15,987	$14,540	$14,646
03/2019	$15,663	$14,822	$14,448
04/2019	$16,596	$15,422	$14,888
05/2019	$15,742	$14,442	$13,784
06/2019	$16,723	$15,460	$14,845
07/2019	$17,018	$15,682	$14,990
08/2019	$16,154	$15,434	$14,343
09/2019	$15,762	$15,723	$14,226
10/2019	$15,732	$16,063	$14,630
11/2019	$16,694	$16,646	$15,492
12/2019	$16,683	$17,149	$15,847
01/2020	$16,835	$17,142	$15,672
02/2020	$15,351	$15,731	$14,541
03/2020	$12,978	$13,788	$11,764
04/2020	$15,286	$15,555	$13,516
05/2020	$17,204	$16,296	$14,793
06/2020	$17,875	$16,620	$15,362
07/2020	$18,948	$17,558	$15,889
08/2020	$19,435	$18,820	$16,822
09/2020	$18,547	$18,105	$16,461
10/2020	$18,460	$17,623	$16,586
11/2020	$20,822	$19,552	$19,511
12/2020	$22,982	$20,304	$21,335
01/2021	$23,554	$20,099	$22,363
02/2021	$24,269	$20,653	$23,102
03/2021	$23,637	$21,558	$22,375
04/2021	$24,959	$22,708	$22,863
05/2021	$24,340	$22,867	$22,210
06/2021	$25,197	$23,401	$23,251
07/2021	$25,519	$23,956	$22,404
08/2021	$26,210	$24,685	$22,812
09/2021	$25,555	$23,537	$21,937
10/2021	$27,222	$25,186	$22,964
11/2021	$26,067	$25,011	$21,843
12/2021	$26,270	$26,132	$21,939
01/2022	$22,574	$24,780	$18,999
02/2022	$22,760	$24,038	$19,082
03/2022	$22,990	$24,931	$19,169
04/2022	$20,626	$22,757	$16,817
05/2022	$20,068	$22,798	$16,500
06/2022	$18,535	$20,916	$15,478
07/2022	$20,440	$22,845	$17,211
08/2022	$19,810	$21,913	$17,049
09/2022	$18,191	$19,895	$15,516
10/2022	$19,810	$21,506	$16,988
11/2022	$20,068	$22,708	$17,265
12/2022	$18,797	$21,399	$16,157
01/2023	$20,472	$22,744	$17,764
02/2023	$20,069	$22,189	$17,571
03/2023	$19,973	$23,004	$17,138
04/2023	$19,490	$23,363	$16,939
05/2023	$19,377	$23,464	$16,942
06/2023	$20,971	$25,015	$18,347
07/2023	$21,471	$25,818	$19,204
08/2023	$21,213	$25,407	$18,205
09/2023	$19,941	$24,196	$17,004
10/2023	$18,958	$23,687	$15,692
11/2023	$20,859	$25,850	$17,121
12/2023	$22,455	$27,025	$19,171
01/2024	$22,031	$27,479	$18,556
02/2024	$24,037	$28,946	$20,064
03/2024	$24,608	$29,878	$20,625
04/2024	$23,254	$28,657	$19,037
05/2024	$24,184	$30,078	$20,056
06/2024	$23,956	$31,157	$20,023
07/2024	$24,804	$31,537	$21,662
08/2024	$25,342	$32,302	$21,422
09/2024	$25,488	$32,992	$21,707
10/2024	$25,081	$32,692	$21,419
11/2024	$27,608	$34,612	$24,045
12/2024	$25,987	$33,786	$22,077
01/2025	$27,326	$34,727	$22,775
02/2025	$25,275	$34,274	$21,233
03/2025	$23,797	$32,343	$19,623
04/2025	$23,832	$32,124	$19,497
05/2025	$25,414	$34,146	$20,749
06/2025	$26,770	$35,882	$21,971
07/2025	$27,256	$36,687	$22,345
08/2025	$28,438	$37,431	$23,666
09/2025	$29,151	$38,797	$24,650
10/2025	$29,777	$39,706	$25,447
11/2025	$29,533	$39,803	$25,273
12/2025	$29,085	$39,827	$24,949

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	11.92%	4.82%	11.27%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 444,679,057
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 3,347,796
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000110029
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Y
Trading Symbol	SPWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 11.79% for the twelve months ended December 31, 2025, compared to the S&P 500® Index TR return of 17.88% and the Russell 2000® Growth Index return of 13.01%.

  Broad market performance during the period was driven higher primarily by robust earnings growth, bolstered by AI-fueled gains from mega-cap tech and broadening profitability across sectors, supported by Federal Reserve rate cuts and easing trade tensions.

  The Fund focuses its investments on small capitalization companies, which did not keep up with the broader market gains driven largely by mega-cap companies.

  The Fund’s performance was positive in six of the nine sectors where it invested, but the Fund’s holdings within those six sectors underperformed the broader small-capitalization market. The Fund’s performance was negative in the Consumer Staples, Materials and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 2000® Growth Index
12/2015	$100,000	$100,000	$100,000
01/2016	$90,746	$95,038	$89,165
02/2016	$88,482	$94,909	$88,535
03/2016	$95,007	$101,348	$95,317
04/2016	$96,538	$101,741	$96,268
05/2016	$99,467	$103,568	$98,861
06/2016	$101,065	$103,836	$98,406
07/2016	$106,325	$107,665	$104,841
08/2016	$107,723	$107,816	$105,955
09/2016	$110,053	$107,836	$107,481
10/2016	$103,662	$105,869	$100,801
11/2016	$110,652	$109,790	$109,820
12/2016	$109,955	$111,960	$111,318
01/2017	$112,909	$114,083	$113,125
02/2017	$113,647	$118,613	$115,899
03/2017	$115,191	$118,752	$117,272
04/2017	$116,668	$119,971	$119,432
05/2017	$117,675	$121,660	$118,346
06/2017	$119,219	$122,419	$122,419
07/2017	$120,763	$124,936	$123,461
08/2017	$120,360	$125,319	$123,317
09/2017	$125,596	$127,904	$130,031
10/2017	$128,281	$130,888	$132,046
11/2017	$131,168	$134,903	$135,837
12/2017	$131,307	$136,403	$135,994
01/2018	$137,973	$144,212	$141,295
02/2018	$137,209	$138,897	$137,272
03/2018	$140,195	$135,367	$139,121
04/2018	$141,237	$135,887	$139,257
05/2018	$153,180	$139,159	$148,024
06/2018	$155,124	$140,015	$149,183
07/2018	$158,666	$145,226	$151,747
08/2018	$175,609	$149,958	$161,195
09/2018	$172,414	$150,812	$157,422
10/2018	$152,069	$140,504	$137,503
11/2018	$154,986	$143,367	$139,654
12/2018	$135,477	$129,307	$123,335
01/2019	$149,805	$140,874	$137,578
02/2019	$159,588	$145,397	$146,463
03/2019	$156,426	$148,222	$144,481
04/2019	$165,616	$154,224	$148,881
05/2019	$157,019	$144,423	$137,835
06/2019	$166,802	$154,602	$148,451
07/2019	$169,865	$156,823	$149,902
08/2019	$161,169	$154,339	$143,434
09/2019	$157,217	$157,227	$142,256
10/2019	$156,920	$160,633	$146,304
11/2019	$166,505	$166,463	$154,916
12/2019	$166,399	$171,488	$158,466
01/2020	$167,928	$171,420	$156,721
02/2020	$153,078	$157,309	$145,406
03/2020	$129,385	$137,879	$117,637
04/2020	$152,423	$155,555	$135,158
05/2020	$171,422	$162,963	$147,930
06/2020	$178,191	$166,204	$153,615
07/2020	$188,891	$175,576	$158,894
08/2020	$193,586	$188,196	$168,215
09/2020	$184,852	$181,045	$164,611
10/2020	$183,869	$176,231	$165,862
11/2020	$207,344	$195,522	$195,109
12/2020	$228,900	$203,039	$213,346
01/2021	$234,547	$200,989	$223,632
02/2021	$241,757	$206,532	$231,016
03/2021	$235,388	$215,577	$223,747
04/2021	$248,485	$227,082	$228,625
05/2021	$242,357	$228,668	$222,096
06/2021	$250,889	$234,006	$232,512
07/2021	$254,013	$239,565	$224,044
08/2021	$260,862	$246,849	$228,116
09/2021	$254,373	$235,368	$219,369
10/2021	$270,955	$251,858	$229,641
11/2021	$259,420	$250,113	$218,426
12/2021	$261,478	$261,322	$219,394
01/2022	$224,517	$247,800	$189,989
02/2022	$226,402	$240,380	$190,817
03/2022	$228,721	$249,305	$191,690
04/2022	$205,240	$227,566	$168,171
05/2022	$199,587	$227,983	$164,995
06/2022	$184,368	$209,165	$154,781
07/2022	$203,356	$228,450	$172,111
08/2022	$196,978	$219,134	$170,493
09/2022	$181,034	$198,952	$155,156
10/2022	$196,978	$215,059	$169,883
11/2022	$199,587	$227,078	$172,650
12/2022	$186,858	$213,995	$161,567
01/2023	$203,519	$227,441	$177,638
02/2023	$199,435	$221,891	$175,714
03/2023	$198,619	$230,038	$171,379
04/2023	$193,882	$233,629	$169,387
05/2023	$192,575	$234,644	$169,418
06/2023	$208,582	$250,148	$183,465
07/2023	$213,319	$258,184	$192,043
08/2023	$210,706	$254,074	$182,046
09/2023	$198,292	$241,960	$170,038
10/2023	$188,328	$236,872	$156,924
11/2023	$207,112	$258,505	$171,211
12/2023	$223,141	$270,249	$191,713
01/2024	$218,840	$274,790	$185,565
02/2024	$238,689	$289,463	$200,637
03/2024	$244,479	$298,776	$206,248
04/2024	$230,915	$286,573	$190,367
05/2024	$240,178	$300,782	$200,562
06/2024	$238,028	$311,575	$200,228
07/2024	$246,298	$315,368	$216,618
08/2024	$251,591	$323,017	$214,220
09/2024	$253,080	$329,916	$217,067
10/2024	$249,110	$326,924	$214,187
11/2024	$274,088	$346,115	$240,449
12/2024	$257,972	$337,864	$220,766
01/2025	$271,215	$347,273	$227,745
02/2025	$250,909	$342,742	$212,328
03/2025	$236,254	$323,430	$196,226
04/2025	$236,607	$321,237	$194,970
05/2025	$252,145	$341,457	$207,487
06/2025	$265,741	$358,821	$219,705
07/2025	$270,509	$366,874	$223,448
08/2025	$282,162	$374,311	$236,664
09/2025	$289,225	$387,974	$246,496
10/2025	$295,405	$397,058	$254,471
11/2025	$293,110	$398,031	$252,730
12/2025	$288,376	$398,274	$249,493

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	11.79%	4.73%	11.17%
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 444,679,057
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 3,347,796
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$444,679,057
# of Portfolio Holdings	106
Portfolio Turnover Rate	35%
Total Management Fees Paid	$3,347,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.8
Investment Companies	2.1
Securities Lending Collateral	0.1

Sector Allocation - % Equities

Value	Value
Communication Services	1.1
Materials	1.5
Energy	5.2
Consumer Discretionary	12.6
Financials	12.6
Health Care	20.0
Industrials	22.8
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

RBC Bearings, Inc.	1.9
FirstCash Holdings, Inc.	1.9
VSE Corp.	1.8
EZCORP, Inc., Class A	1.7
nLight, Inc.	1.7
Ligand Pharmaceuticals, Inc.	1.7
Karman Holdings, Inc.	1.7
Palomar Holdings, Inc.	1.6
Five Below, Inc.	1.6
Piper Sandler Cos.	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]